UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-7023

Name of Registrant:   Vanguard Valley Forge Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:   December 31

Date of reporting period:   January 1, 2008– June 30, 2009

Item 1:   Reports to Shareholders

Vanguard Balanced Index Fund Semiannual Report

June 30, 2009

>	For the half-year ended June 30, 2009, Vanguard Balanced Index Fund returned about 4%.
>	The fund’s return for the period beat that of the benchmark, but trailed the average return of the fund’s peer group.
>	The fund’s stock portfolio produced positive returns for about half of its sectors. The bond portfolio benefited from strong demand for corporate securities.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	26
Trustees Approve Advisory Arrangement	28
Glossary	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Balanced Index Fund
Investor Shares	VBINX	4.20%
AdmiralTM Shares[1]	VBIAX	4.19
Signal® Shares[2]	VBASX	4.15
Institutional Shares[3]	VBAIX	4.22
Balanced Composite Index[4]		3.83
Average Mixed-Asset Target Allocation Growth Fund[5]		6.03

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$16.59	$17.03	$0.246	$0.000
Admiral Shares	16.60	17.03	0.254	0.000
Signal Shares	16.42	16.84	0.251	0.000
Institutional Shares	16.60	17.03	0.259	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This share class also carries lower costs and is available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3	This class of shares also carries low expenses and is available for a minimum initial investment of $5 million.
4	Weighted 60% stocks and 40% bonds. For stocks: MSCI® US Broad Market Index. For bonds: Barclays Capital U.S. Aggregate Bond Index.
5	Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

For the six months ended June 30, Vanguard Balanced Index Fund returned about 4%. The fund’s return was ahead of that of the benchmark, the Balanced Composite Index, but a few steps behind the return of the average mixed-asset target growth fund.

The Balanced Index Fund’s performance during the half-year was influenced by developments and investor sentiment in both the U.S. stock and bond markets. The fund’s return reflected investors’ renewed appetite for risk even as they grappled with near-term economic uncertainty. At the end of the period, the 30-day SEC yield of the fund’s Investor Shares had declined to 2.76%, from 3.25% as of December 31, 2008.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, falling home prices, and a larger-than-expected rise in the unemployment rate.

2

International stocks registered a more impressive showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with robust growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA returned –1.07% for June.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while high-yield

Market Barometer
	Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned 6.43%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

IT stocks led the way; financial and industrial stocks declined

Vanguard Balanced Index Fund provides investors exposure to a broad swath of the U.S. stock and bond markets. The fund, which consists of about 60% stocks and about 40% bonds, offers investors an opportunity to benefit from the potential long-term growth of the stock market along with the relative stability of high-quality bonds.

For the six-month period, the fund’s equity holdings, as measured by the MSCI US Broad Market Index, returned 4.43%; its

Expense Ratios[1]
Your Fund Compared With Its Peer Group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Allocation
	Shares	Shares	Shares	Shares	Growth Fund
Balanced Index Fund	0.25%	0.15%	0.15%	0.09%	1.08%

1 The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.25% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, and 0.09% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

bond holdings, performed in line with the Barclays Capital U.S. Aggregate Bond Index, which returned 1.90%.

In contrast to a year ago, when the equity markets suffered double-digit declines, the equity portion of the Balanced Index Fund’s portfolio ended the half-year in recovery mode. Equity investors moved beyond traditional defensive sectors and ventured into sectors they hoped would benefit from a rebound in the economy.

The fund’s equity portfolio earned positive returns in about half its sectors. Information technology stocks, the fund’s largest sector exposure, recorded a hefty 25% return for the period, contributing the most to the fund’s overall performance. Computer manufacturers and software developers performed well as demand for their products was stronger than expected. Investors rewarded many of these companies, which generally have maintained solid, well-capitalized balance sheets throughout the recession.

The consumer discretionary and materials sectors also boosted the fund’s stock portfolio. Although there wasn’t a huge surge in demand for products in either of these sectors, investors were willing to buy shares of specialty retail stores as well as specialty chemical makers, in hopes that the worst of the recession was over and that demand will pick up.

Among the fund’s weakest performers were the industrial and financial sectors. General Electric, the biggest holding in industrials, contributed the most to the sector’s decline in the half-year. The conglomerate’s financial arm struggled, the company missed its first-quarter earnings expectation, and uncertainty continues about its earnings prospects. Financials, the fund’s second-largest sector weighting after IT, declined as large commercial banks continued to negotiate the aftershocks of the financial crisis.

Government measures instilled confidence in the markets

The fund’s fixed income portfolio successfully tracked the performance of the broad, taxable bond market during the six months. The fund’s bond holdings—nearly 70% of which consist of Treasury, agency, and government mortgage-backed securities—showed mixed results. In the beginning, investors eschewed risk in favor of low-yielding Treasuries. By the end of the period, however, investors were expressing more interest in the prospects of mortgage-backed securities and corporate bonds.

Diversification is key, regardless of market conditions

During the past six months, investors have had to tolerate wild swings in the bond and stock markets. Although it appears that the stock market is on a rebound, no one knows for sure what will happen in the next few months.

Instead of losing sleep trying to predict the future, it’s more important for investors to develop—and maintain confidence in—a well-balanced, diversified portfolio that is

5

consistent with their long-term goals, time horizon, and risk tolerance. Regardless of market conditions, we encourage you to build a cost-efficient portfolio that includes a stable mix of stocks, bonds, and short-term reserves, one that can provide some protection against market volatility while allowing you to participate in the long-term growth potential of each asset class. The Balanced Index Fund, with its broad asset mix and low cost, can play an important role within such a portfolio.

Thank you for investing your assets at Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 17, 2009

6

Balanced Index Fund

Fund Profile

As of June 30, 2009

Total Fund Characteristics

Yield[1]
Investor Shares	2.8%
Admiral Shares	2.9%
Signal Shares	2.9%
Institutional Shares	2.9%
Turnover Rate[2]	60%
Expense Ratio[3]
Investor Shares	0.25%
Admiral Shares	0.15%
Signal Shares	0.15%
Institutional Shares	0.09%
Short-Term Reserves	1.9%

Sector Diversification (% of equity exposure)
		Broad
	Fund	Index[4]
Consumer Discretionary	9.8%	9.8%
Consumer Staples	10.4	10.4
Energy	11.6	11.6
Financials	14.5	14.5
Health Care	13.8	13.8
Industrials	10.5	10.5
Information Technology	18.5	18.5
Materials	3.6	3.6
Telecommunication Services	3.2	3.2
Utilities	4.1	4.1

Total Fund Volatility Measures[5]
	Fund Versus	Fund Versus
	Composite Index[6]	Broad Index[3]
R-Squared	1.00	0.98
Beta	1.00	0.63

Ten Largest Stocks[7] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	3.5%
Microsoft Corp.	systems software	1.9
Johnson & Johnson	pharmaceuticals	1.6
The Procter & Gamble Co.	household products	1.5
AT&T Inc.	Integrated telecommunication services	1.5
International Business Machines Corp.	computer hardware	1.4
Chevron Corp.	integrated oil and gas	1.3
JPMorgan Chase & Co.	Diversified financial services	1.3
Apple Inc.	computer hardware	1.3

General Electric Co.	Industrial conglomerate	1.2
Top Ten		16.5%
Top Ten as % of Total Net Assets		9.8%

Fund Asset Allocation

1	30-day SEC yield. See the Glossary.
2	Annualized.
3

The expense ratios shown are from the prospectuses dated, April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.25% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, and 0.09% for Institutional Shares.

4	MSCI US Broad Market Index.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary.
6	Balanced Composite Index, weighted 60% stocks and 40% bonds. For stocks: MSCI US Broad Market Index. For bonds: Barclays Capital U.S. Aggregate Bond Index.
7	The holdings listed exclude any temporary cash investments and equity index products.

7

Balanced Index Fund

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,279	3,592
Median Market Cap	$24.2B	$24.2B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	1.9x	1.9x
Dividend Yield	2.2%	2.2%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	13.8%	13.8%
Foreign Holdings	0.0%	0.0%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,598	8,866
Yield to Maturity	4.0%[3]	4.1%
Average Coupon	5.0%	4.9%
Average Effective Maturity	6.7 years	6.7 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.3 years	4.3 years

Distribution by Credit Quality[4] (% of fixed income portfolio)

Aaa	79.3%
Aa	3.6
A	9.6
Baa	7.5

Sector Diversification[5] (% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	6.4%
Finance	7.8
Foreign	3.1
Government Mortgage-Backed	36.2
Industrial	10.0
Treasury/Agency	34.2
Utilities	2.0
Other	0.3

Equity Investment Focus

Fixed Income Investment Focus

1 MSCI US Broad Market Index.

2 Barclays Capital U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

See the Glossary.

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	11/9/1992	–13.69%	1.31%	–1.16%	3.02%	1.86%
Admiral Shares	11/13/2000	–13.61	1.40	–1.43[4]	3.12[4]	1.69[4]
Signal Shares	9/1/2006	–13.65	–3.08[4]	—	—	—
Institutional Shares	12/1/2000	–13.57	1.44	–1.23[4]	3.19[4]	1.96[4]

1	Six months ended June 30, 2009.
2	Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Barclays Capital U.S. Aggregate Bond Index.
3	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4	Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	522,466	30,037	0.4%
The Walt Disney Co.	827,314	19,301	0.3%
Consumer Discretionary—Other †		406,381	5.1%
		455,719	5.8%
Consumer Staples
The Procter & Gamble Co.	1,374,866	70,256	0.9%
Wal-Mart Stores, Inc.	1,104,072	53,481	0.7%
The Coca-Cola Co.	977,234	46,897	0.6%
Philip Morris International Inc.	940,100	41,007	0.5%
PepsiCo, Inc.	730,087	40,126	0.5%
CVS Caremark Corp.	673,714	21,471	0.3%
Consumer Staples—Other †		214,505	2.7%
		487,743	6.2%
Energy
ExxonMobil Corp.	2,318,013	162,052	2.1%
Chevron Corp.	940,304	62,295	0.8%
Schlumberger Ltd.	561,042	30,358	0.4%
ConocoPhillips Co.	659,650	27,745	0.4%
Occidental Petroleum Corp.	380,185	25,020	0.3%
Energy—Other †		234,118	2.9%
		541,588	6.9%
Financials
JPMorgan Chase & Co.	1,751,057	59,729	0.8%
Bank of America Corp.	4,014,648	52,993	0.7%
Wells Fargo & Co.	2,052,091	49,784	0.7%
The Goldman Sachs Group, Inc.	224,078	33,038	0.4%
Fannie Mae	533,002	309	0.0%
*,^ Freddie Mac	321,928	200	0.0%
Financials—Other †		478,064	6.0%
		674,117	8.6%

10

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,297,385	73,691	0.9%
Pfizer Inc.	3,164,104	47,462	0.6%
Abbott Laboratories	724,939	34,101	0.4%
Wyeth	624,614	28,351	0.4%
Merck & Co., Inc.	991,742	27,729	0.4%
* Amgen Inc.	491,156	26,002	0.3%
* Gilead Sciences, Inc.	427,123	20,006	0.3%
Health Care—Other †		385,813	4.9%
		643,155	8.2%
Industrials
General Electric Co.	4,957,680	58,104	0.8%
United Technologies Corp.	420,475	21,848	0.3%
Industrials—Other †		408,976	5.1%
		488,928	6.2%
Information Technology
Microsoft Corp.	3,753,396	89,218	1.1%
International Business Machines Corp.	629,375	65,719	0.8%
* Apple Inc.	417,769	59,503	0.8%
* Cisco Systems, Inc.	2,738,023	51,037	0.7%
* Google Inc.	112,716	47,520	0.6%
Hewlett-Packard Co.	1,129,319	43,648	0.6%
Intel Corp.	2,608,998	43,179	0.6%
Oracle Corp.	1,893,686	40,563	0.5%
QUALCOMM Inc.	773,744	34,973	0.4%
Information Technology—Other †		389,107	4.9%
		864,467	11.0%

Materials †		169,158	2.2%

Other †		3,066	0.1%

Telecommunication Services
AT&T Inc.	2,764,436	68,669	0.9%
Verizon Communications Inc.	1,332,481	40,947	0.5%
Telecommunication Services—Other †		38,522	0.5%
		148,138	1.9%

Utilities †		193,159	2.5%
Total Common Stocks (Cost $4,505,134)		4,669,238	59.6%[1]

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750%	5/15/17	21,300	29,161	0.4%
U.S. Treasury Bond	7.875%	2/15/21	19,400	26,332	0.3%
U.S. Treasury Bond	6.250%	8/15/23	19,775	24,073	0.3%
U.S. Treasury Bond	3.500%–11.750%	11/15/14–2/15/39	115,815	139,943	1.7%
U.S. Treasury Inflation-
Indexed Note	3.500%	1/15/11	3,700	4,731	0.1%
U.S. Treasury Note	1.500%	10/31/10	42,400	42,864	0.6%

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	4.375%	12/15/10	37,225	39,173	0.5%
	U.S. Treasury Note	1.250%	11/30/10	34,125	34,376	0.4%
	U.S. Treasury Note	3.500%	2/15/18	30,400	30,552	0.4%
	U.S. Treasury Note	4.500%	4/30/12	27,775	30,067	0.4%
	U.S. Treasury Note	3.625%	5/15/13	27,600	29,204	0.4%
	U.S. Treasury Note	4.250%	11/15/13	26,135	28,250	0.4%
	U.S. Treasury Note	4.000%	3/15/10	27,000	27,679	0.4%
	U.S. Treasury Note	1.375%	4/15/12	27,325	27,231	0.4%
	U.S. Treasury Note	1.750%	1/31/14	25,700	24,985	0.3%
	U.S. Treasury Note	0.875%–5.125%	2/15/10–5/15/19	278,623	287,398	3.5%
					826,019	10.5%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	1.625%–6.875%	7/12/10–9/15/29	79,700	84,353	1.1%
2	Federal National
	Mortgage Assn.	1.375%–7.250%	7/12/10–7/15/37	80,500	85,299	1.1%
	Agency Bonds and Notes—Other†				78,000	1.0%
					247,652	3.2%
Conventional Mortgage-Backed Securities
2,3	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	8/1/09–7/1/39	383,055	394,903	5.1%
2,3	Federal National
	Mortgage Assn.	4.000%–10.500%	9/1/09–8/1/39	560,077	578,788	7.3%
3	Government National
	Mortgage Assn.	4.000%–11.000%	9/15/09–7/1/39	154,017	159,138	2.0%
					1,132,829	14.4%
Nonconventional Mortgage-Backed Securities
2,3	Federal Home Loan
	Mortgage Corp.	4.378%–6.510%	9/1/34–10/1/37	28,473	29,514	0.4%
2,3	Federal National
	Mortgage Assn.	4.132%–6.562%	11/1/33–9/1/37	37,317	38,608	0.5%
					68,122	0.9%
Total U.S. Government and Agency Obligations (Cost $2,222,822)					2,274,622	29.0%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities †					132,229	1.7%

Finance
	Banking
	Bank One Corp.	4.900%–7.875%	8/1/10–4/30/15	1,775	1,803	0.0%
	Bear Stearns Co., Inc.	5.300%–7.250%	2/1/12–2/1/18	4,460	4,454	0.0%
4	JPMorgan Chase & Co.	1.650%–6.750%	2/1/11–5/15/38	10,675	10,837	0.2%
	JPMorgan Chase Capital XV	5.875%	3/15/35	1,400	1,119	0.0%
	JPMorgan Chase Capital XX	6.550%	9/29/36	600	476	0.0%
	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	516	0.0%
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	624	0.0%
5	Banking—Other †				143,846	1.9%
	Brokerage †				2,316	0.0%
	Finance Companies
3,4	General Electric
	Capital Corp.	1.625%–6.875%	9/1/09–11/15/67	26,585	26,044	0.4%
	Finance Companies—Other †				10,825	0.1%
5	Insurance †				29,685	0.4%
	Other Finance †				1,673	0.0%
	Real Estate Investment Trusts †				8,607	0.1%
					242,825	3.1%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
	Basic Industry †				26,470	0.3%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	2,000	2,080	0.1%
5	Capital Goods—Other †				26,073	0.3%
	Communication
	AT&T Inc.	4.850%–8.000%	11/15/10–2/15/39	8,270	8,601	0.1%
	AT&T Wireless	7.875%–8.125%	3/1/11–5/1/12	1,250	1,375	0.0%
	BellSouth Capital
	Funding Corp.	7.875%	2/15/30	150	158	0.0%
	BellSouth Corp.	5.200%–6.875%	12/15/16–11/15/34	1,565	1,543	0.0%
	BellSouth
	Telecommunications Inc.	6.375%	6/1/28	1,565	1,523	0.0%
	Cingular Wireless LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,427	0.0%
	Pacific Bell	7.125%	3/15/26	200	202	0.0%
5	Communication—Other†				55,481	0.8%
	Consumer Cyclical†				34,308	0.4%
	Consumer Noncyclical†				78,290	1.0%
5	Energy†				38,451	0.5%
	Other Industrial†				206	0.0%
	Technology
	Microsoft Corp.	2.950%–5.200%	6/1/14–6/1/39	1,075	1,058	0.0%
	Technology—Other†				22,599	0.3%
5	Transportation†				13,065	0.2%
					312,910	4.0%
Utilities
	Electric†				44,441	0.6%
5	Natural Gas†				18,011	0.2%
					62,452	0.8%
Total Corporate Bonds (Cost $771,319)					750,416	9.6%
Sovereign Bonds (U.S. Dollar-Denominated) (Cost $95,003) †					96,333	1.2%
Taxable Municipal Bonds (Cost $10,667) †					10,384	0.2%
Temporary Cash Investments
U.S. Government and Agency Obligations
2,6	Federal Home Loan
	Mortgage Corp.	0.210%	9/28/09	3,000	2,998	0.0%

				Shares
Money Market Fund
7,8	Vanguard Market Liquidity Fund	0.395%		172,530,663	172,531	2.2%
Total Temporary Cash Investments (Cost $175,529)					175,529	2.2%[1]
Total Investments (Cost $7,780,474)					7,976,522	101.8%
Other Assets and Liabilities
Other Assets					102,487	1.3%
Liabilities[8]					(241,153)	(3.1%)
					(138,666)	(1.8%)
Net Assets					7,837,856	100.0%

13

Balanced Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	8,104,826
Overdistributed Net Investment Income	(11,402)
Accumulated Net Realized Losses	(451,465)
Unrealized Appreciation (Depreciation)
Investment Securities	196,048
Futures Contracts	(151)
Net Assets	7,837,856

Investor Shares—Net Assets
Applicable to 170,165,862 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,897,192
Net Asset Value Per Share—Investor Shares	$17.03

Admiral Shares—Net Assets
Applicable to 93,314,473 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,588,842
Net Asset Value Per Share—Admiral Shares	$17.03

Signal Shares—Net Assets
Applicable to 52,870,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	890,593
Net Asset Value Per Share—Signal Shares	$16.84

Institutional Shares—Net Assets
Applicable to 144,545,854 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,461,229
Net Asset Value Per Share—Institutional Shares	$17.03

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,557,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.7% and 2.1%, respectively, of net assets.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Certain of the fund’s securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $17,102,000, representing 0.2% of net assets.

6 Securities with a value of $2,998,000 have been segregated as initial margin for open futures contracts.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8 Includes $10,406,000 of collateral received for securities on loan.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	52,056
Interest[1]	67,065
Security Lending	1,532
Total Income	120,653
Expenses
The Vanguard Group—Note B
Investment Advisory Services	175
Management and Administrative—Investor Shares	2,672
Management and Administrative—Admiral Shares	838
Management and Administrative—Signal Shares	453
Management and Administrative—Institutional Shares	569
Marketing and Distribution—Investor Shares	397
Marketing and Distribution—Admiral Shares	200
Marketing and Distribution—Signal Shares	122
Marketing and Distribution—Institutional Shares	343
Custodian Fees	26
Shareholders’ Reports and Proxies—Investor Shares	184
Shareholders’ Reports and Proxies—Admiral Shares	12
Shareholders’ Reports and Proxies—Signal Shares	15
Shareholders’ Reports and Proxies—Institutional Shares	16
Trustees’ Fees and Expenses	6
Total Expenses	6,028
Net Investment Income	114,625
Realized Net Gain (Loss)
Investment Securities Sold	(232,751)
Futures Contracts	902
Swap Contracts	292
Realized Net Gain (Loss)	(231,557)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	422,418
Futures Contracts	(1,036)
Change in Unrealized Appreciation (Depreciation)	421,382
Net Increase (Decrease) in Net Assets Resulting from Operations	304,450

1 Interest income from an affiliated company of the fund was $220,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,625	278,640
Realized Net Gain (Loss)	(231,557)	(94,489)
Change in Unrealized Appreciation (Depreciation)	421,382	(2,318,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	304,450	(2,134,466)
Distributions
Net Investment Income
Investor Shares	(40,937)	(99,816)
Admiral Shares	(23,272)	(57,727)
Signal Shares	(13,010)	(32,581)
Institutional Shares	(36,370)	(83,067)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(113,589)	(273,191)
Capital Share Transactions
Investor Shares	94,765	(89,669)
Admiral Shares	16,472	6,823
Signal Shares	9,508	(27,867)
Institutional Shares	99,302	111,796
Net Increase (Decrease) from Capital Share Transactions	220,047	1,083
Total Increase (Decrease)	410,908	(2,406,574)
Net Assets
Beginning of Period	7,426,948	9,833,522
End of Period[1]	7,837,856	7,426,948

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,402,000) and ($12,847,000).
See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.59	$22.01	$21.36	$19.81	$19.45	$18.27
Investment Operations
Net Investment Income	.250	.615	.660	.600	.520	.490
Net Realized and Unrealized Gain (Loss)
on Investments	.436	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	.686	(4.817)	1.310	2.150	.890	1.680
Distributions
Dividends from Net Investment Income	(.246)	(.603)	(.660)	(.600)	(.530)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(.603)	(.660)	(.600)	(.530)	(.500)
Net Asset Value, End of Period	$17.03	$16.59	$22.01	$21.36	$19.81	$19.45

Total Return[1]	4.20%	–22.21%	6.16%	11.02%	4.65%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,897	$2,731	$3,717	$3,926	$4,098	$4,674
Ratio of Total Expenses to
Average Net Assets	0.25%[2]	0.20%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.09%[2]	3.11%	2.99%	2.93%	2.69%	2.66%
Portfolio Turnover Rate	60%[2]	50%	26%	33%	31%	26%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.60	$22.02	$21.36	$19.82	$19.45	$18.28
Investment Operations
Net Investment Income	.258	.633	.690	.608	.547	.497
Net Realized and Unrealized Gain (Loss)
on Investments	.426	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	.684	(4.799)	1.340	2.158	.917	1.687
Distributions
Dividends from Net Investment Income	(.254)	(.621)	(.680)	(.618)	(.547)	(.517)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.254)	(.621)	(.680)	(.618)	(.547)	(.517)
Net Asset Value, End of Period	$17.03	$16.60	$22.02	$21.36	$19.82	$19.45

Total Return	4.19%	—22.12%	6.31%	11.06%	4.79%	9.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,589	$1,536	$2,040	$2,263	$1,860	$954
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.19%[1]	3.20%	3.08%	3.02%	2.78%	2.75%
Portfolio Turnover Rate	60%[1]	50%	26%	33%	31%	26%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Signal Shares
	Six
	Months			Sept. 1,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.42	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.256	.626	.671	.209
Net Realized and Unrealized Gain (Loss) on Investments	.415	(5.371)	.651	1.030
Total from Investment Operations	.671	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.251)	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.251)	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$16.84	$16.42	$21.78	$21.13

Total Return	4.15%	–22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$891	$860	$1,175	$429
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.19%[2]	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	60%[2]	50%	26%	33%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Institutional Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.60	$22.02	$21.36	$19.82	$19.46	$18.28
Investment Operations
Net Investment Income	.262	.640	.697	.614	.543	.512
Net Realized and Unrealized Gain (Loss)
on Investments	.427	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	.689	(4.792)	1.347	2.164	.913	1.702
Distributions
Dividends from Net Investment Income	(.259)	(.628)	(.687)	(.624)	(.553)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.259)	(.628)	(.687)	(.624)	(.553)	(.522)
Net Asset Value, End of Period	$17.03	$16.60	$22.02	$21.36	$19.82	$19.46

Total Return	4.22%	–22.10%	6.34%	11.10%	4.77%	9.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,461	$2,299	$2,901	$2,666	$2,014	$1,656
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.25%[1]	3.24%	3.11%	3.05%	2.81%	2.78%
Portfolio Turnover Rate	60%[1]	50%	26%	33%	31%	26%
1 Annualized.

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

20

Balanced Index Fund

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund is subject to credit rate risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS Index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for all swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

21

Balanced Index Fund

4. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $1,798,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Balanced Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Valuation Inputs	($000)	($000)	($000)
Common Stocks	4,669,238	—	—
U.S. Government and Agency Obligations	—	2,274,622	—
Corporate Bonds	—	750,409	7
Sovereign Bonds	—	96,333	—
Taxable Municipal Bonds	—	10,384	—
Temporary Cash Investments	172,531	2,998	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	4,841,718	3,134,746	7
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2009:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2008	—
Transfers in and/or out of Level 3	7
Balance as of June 30, 2009	7

D. Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2009 were:

	Equity	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	902	—	902
Swap Contracts	—	292	292
Realized Net Gain (Loss) on Derivatives	902	292	1,194
Change in Unrealized Appreciation (Depreciation)
on Derivatives
Futures Contracts	(1,036)	—	(1,036)
Swap Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation)
on Derivatives	(1,036)	—	(1,036)

23

Balanced Index Fund

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	September 2009	120	5,493	(12)
S&P 500 Index	September 2009	19	4,349	(99)
S&P MidCap 400 Index	September 2009	5	1,442	(39)
E-mini Russell 2000 Index	September 2009	15	761	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $292,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2009, the fund realized gains of $117,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $171,638,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, and $38,903,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $7,780,474,000. Net unrealized appreciation of investment securities for tax purposes was $196,048,000, consisting of unrealized gains of $1,046,299,000 on securities that had risen in value since their purchase and $850,251,000 in unrealized losses on securities that had fallen in value since their purchase.

24

Balanced Index Fund

F. During the six months ended June 30, 2009, the fund purchased $716,962,000 of investment securities and sold $716,154,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,693,246,000 and $1,442,157,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	308,510	19,184	608,630	31,189
Issued in Lieu of Cash Distributions	39,670	2,419	96,622	5,070
Redeemed	(253,415)	(15,990)	(794,921)	(40,569)
Net Increase (Decrease)—Investor Shares	94,765	5,613	(89,669)	(4,310)
Admiral Shares
Issued	116,923	7,200	267,859	13,722
Issued in Lieu of Cash Distributions	20,577	1,255	51,029	2,679
Redeemed	(121,028)	(7,724)	(312,065)	(16,483)
Net Increase (Decrease)—Admiral Shares	16,472	731	6,823	(82)
Signal Shares
Issued	85,175	5,310	182,956	9,331
Issued in Lieu of Cash Distributions	12,658	780	31,816	1,687
Redeemed	(88,325)	(5,622)	(242,639)	(12,557)
Net Increase (Decrease)—Signal Shares	9,508	468	(27,867)	(1,539)
Institutional Shares
Issued	320,416	19,659	613,185	32,315
Issued in Lieu of Cash Distributions	36,148	2,205	82,724	4,358
Redeemed	(257,262)	(15,870)	(584,113)	(29,900)
Net Increase (Decrease)—Institutional Shares	99,302	5,994	111,796	6,773

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,041.99	$1.27
Admiral Shares	1,000.00	1,041.86	0.76
Signal Shares	1,000.00	1,041.51	0.76
Institutional Shares	1,000.00	1,042.18	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

29

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and	SPX Corporation (multi-industry manufacturing), the
Director/Trustee of The Vanguard Group, Inc.,	United Way of Rochester, the Boy Scouts of America,
and of each of the investment companies served by	Amerigroup Corporation (direct health and medical
The Vanguard Group; Chief Executive Officer	insurance carriers), and Monroe Community College
and President of The Vanguard Group and of each	Foundation.
of the investment companies served by The
Vanguard Group (1996–2008); Chairman of the
Financial Accounting Foundation; Governor of the	Rajiv L. Gupta
Financial Industry Regulatory Authority (FINRA); Director	Born 1945. Trustee Since December 2001.[2] Principal
of United Way of Southeastern Pennsylvania.	Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); President of Rohm and Haas Co.
F. William McNabb III[1]	(2006–2008); Board Member of American Chemistry
Born 1957. Trustee Since July 2009. Principal	Council; Director of Tyco International, Ltd. (diversified
Occupation(s) During the Past Five Years: Director of	manufacturing and services) and Hewlett-Packard Co.
The Vanguard Group, Inc., since 2008; Chief Executive	(electronic computer manufacturing); Trustee of The
Officer and President of The Vanguard Group and of	Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Independent Trustees	Distinguished Professor of Political Science in the
School of Arts and Sciences with Secondary
Charles D. Ellis	Appointments at the Annenberg School for
Born 1937. Trustee Since January 2001. Principal	Communication and the Graduate School of Education
Occupation(s) During the Past Five Years: Applecore	of the University of Pennsylvania; Director of Carnegie
Partners (pro bono ventures in education); Senior	Corporation of New York, Schuylkill River
Advisor to Greenwich Associates (international	Development Corporation, and Greater Philadelphia
business strategy consulting); Successor Trustee	Chamber of Commerce; Trustee of the National
of Yale University; Overseer of the Stern School of	Constitution Center.
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of	Vanguard Senior Management Team
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
The funds or securities referred to herein are not	at the SEC’s Public Reference Room in
sponsored, endorsed, or promoted by MSCI, and MSCI	Washing ton, D.C.
bears no liability with respect to any such funds or	To find out more about this public service, call the SEC
securities. For any such funds or securities, the	at 202-551-8090. Information about your fund is also
prospectus or the Statement of Additional Information	available on the SEC’s website, and you can receive
contains a more detailed description of the limited	copies of this information, for a fee, by sending a
relationship MSCI has with The Vanguard Group and	request in either of two ways: via e-mail addressed to
any related funds.	publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082009

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (59.6%)[1]
Consumer Discretionary (5.8%)
	McDonald's Corp.	522,466	30,037
	The Walt Disney Co.	827,314	19,301
	Home Depot, Inc.	795,341	18,794
	Comcast Corp. Class A	1,150,440	16,670
	Time Warner Inc.	561,047	14,133
*	Amazon.com, Inc.	160,880	13,459
	Lowe's Cos., Inc.	689,619	13,386
	Target Corp.	335,450	13,240
	News Corp., Class A	1,057,135	9,631
	NIKE, Inc. Class B	172,985	8,957
*	Ford Motor Co.	1,309,772	7,950
	Yum! Brands, Inc.	215,816	7,195
	Staples, Inc.	334,654	6,750
*	Liberty Media Corp.	231,433	6,191
	TJX Cos., Inc.	195,341	6,145
	Johnson Controls, Inc.	278,745	6,054
*	DIRECTV Group, Inc.	238,665	5,897
*	Viacom Inc. Class B	257,478	5,845
*	Kohl's Corp.	135,855	5,808
	Best Buy Co., Inc.	164,910	5,523
	Carnival Corp.	205,482	5,295
	Time Warner Cable Inc.	165,335	5,236
*	Starbucks Corp.	344,608	4,787
	Omnicom Group Inc.	145,874	4,607
*	Apollo Group, Inc. Class A	63,603	4,523
	The McGraw-Hill Cos., Inc.	147,603	4,444
	Coach, Inc.	150,589	4,048
	The Gap, Inc.	231,990	3,805
*	Bed Bath & Beyond, Inc.	121,864	3,747
	Marriott International, Inc. Class A	140,038	3,091
	J.C. Penney Co., Inc. (Holding Co.)	99,147	2,847
	H & R Block, Inc.	159,162	2,742
	Mattel, Inc.	168,275	2,701
	Genuine Parts Co.	74,974	2,516
	Sherwin-Williams Co.	46,739	2,512
*	AutoZone Inc.	16,235	2,453
	Fortune Brands, Inc.	70,541	2,451
*	O'Reilly Automotive, Inc.	63,355	2,413
	Ross Stores, Inc.	60,815	2,347
	Macy's Inc.	197,451	2,322
	VF Corp.	41,385	2,291
	Cablevision Systems NY Group Class A	113,801	2,209
	International Game Technology	138,898	2,208
	Tim Hortons, Inc.	85,408	2,096
	Comcast Corp. Special Class A	148,093	2,088
*	Priceline.com, Inc.	18,262	2,037
	Darden Restaurants Inc.	61,325	2,023
	CBS Corp.	276,903	1,916
	Starwood Hotels & Resorts Worldwide, Inc.	86,166	1,913
	BorgWarner, Inc.	54,432	1,859
	Advance Auto Parts, Inc.	44,585	1,850
*	ITT Educational Services, Inc.	18,223	1,834

*	Dollar Tree, Inc.	42,693	1,797
	Harley-Davidson, Inc.	110,006	1,783
	Family Dollar Stores, Inc.	62,597	1,772
*,^	Sears Holdings Corp.	26,226	1,745
*	GameStop Corp. Class A	73,448	1,617
*	DISH Network Corp.	98,459	1,596
	Limited Brands, Inc.	129,354	1,548
*	CarMax, Inc.	103,937	1,528
	DeVry, Inc.	30,518	1,527

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Nordstrom, Inc.	76,358	1,519
	Whirlpool Corp.	34,731	1,478
	Tiffany & Co.	58,143	1,475
	Strayer Education, Inc.	6,685	1,458
	Hasbro, Inc.	59,253	1,436
*	Discovery Communications Inc. Class A	63,396	1,430
	Polo Ralph Lauren Corp.	26,348	1,411
*	Expedia, Inc.	92,714	1,401
	Newell Rubbermaid, Inc.	131,125	1,365
*	Discovery Communications Inc. Class C	66,396	1,363
	Garmin Ltd.	56,800	1,353
*	Liberty Media Corp.-Interactive Series A	267,029	1,338
	PetSmart, Inc.	60,103	1,290
	D. R. Horton, Inc.	134,798	1,262
	American Eagle Outfitters, Inc.	87,815	1,244
*	Urban Outfitters, Inc.	59,500	1,242
	Virgin Media Inc.	131,985	1,234
*	The Goodyear Tire & Rubber Co.	108,457	1,221
*	Wynn Resorts Ltd.	34,454	1,216
*,^	Las Vegas Sands Corp.	150,500	1,183
	Scripps Networks Interactive	42,058	1,170
	Autoliv, Inc.	39,634	1,140
*	Interpublic Group of Cos., Inc.	225,766	1,140
	The Stanley Works	33,525	1,134
*	Toll Brothers, Inc.	64,726	1,098
*	NVR, Inc.	2,168	1,089
*	Aeropostale, Inc.	31,650	1,085
	Leggett & Platt, Inc.	70,458	1,073
*	Career Education Corp.	42,433	1,056
	Abercrombie & Fitch Co.	41,163	1,045
*	Liberty Global, Inc. Class A	64,502	1,025
	Wyndham Worldwide Corp.	83,986	1,018
	Washington Post Co. Class B	2,864	1,009
*	Mohawk Industries, Inc.	27,467	980
*	LKQ Corp.	59,520	979
*,^	Netflix.com, Inc.	23,538	973
*	AutoNation, Inc.	54,360	943
*	Liberty Global, Inc. Series C	59,295	937
	Pulte Homes, Inc.	103,582	915
*	Penn National Gaming, Inc.	31,351	913
*	DreamWorks Animation SKG, Inc.	32,885	907
	Royal Caribbean Cruises, Ltd.	65,659	889
*	Marvel Entertainment, Inc.	24,301	865
	RadioShack Corp.	59,437	830
*	Chico's FAS, Inc.	84,801	825
	Brinker International, Inc.	48,000	817
*	Big Lots Inc.	38,742	815
	Black & Decker Corp.	28,403	814
	Snap-On Inc.	27,135	780
*	Jarden Corp.	41,522	779
*	Sirius XM Radio Inc.	1,792,926	771
	Burger King Holdings Inc.	44,619	771
	Foot Locker, Inc.	72,932	764

	Tupperware Brands Corp.	29,340	763
	Wendy's/Arby's Group, Inc.	188,936	756
	Gentex Corp.	64,795	752
*	WMS Industries, Inc.	23,675	746
*	Bally Technologies Inc.	24,535	734
*	The Warnaco Group, Inc.	22,300	723
	Phillips-Van Heusen Corp.	24,600	706
*	MGM Mirage, Inc.	109,145	697
*	Dick's Sporting Goods, Inc.	40,526	697
	John Wiley & Sons Class A	20,698	688
*	Panera Bread Co.	13,800	688

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Guess ?, Inc.	26,655	687
*	Hanesbrands Inc.	44,207	664
	Service Corp. International	119,959	657
*	Carter's, Inc.	26,588	654
*	Corinthian Colleges, Inc.	38,491	652
*	J. Crew Group, Inc.	24,022	649
*	Tractor Supply Co.	15,549	642
	Aaron Rents, Inc.	21,075	628
*	Chipotle Mexican Grill, Inc. Class B	8,855	618
*	Brink's Home Security Holdings, Inc.	21,456	607
*	Office Depot, Inc.	132,447	604
*	Jack in the Box Inc.	26,780	601
*	Liberty Media Corp.-Capital Series A	44,161	599
	Harman International Industries, Inc.	31,786	598
*	Rent-A-Center, Inc.	31,570	563
*	Chipotle Mexican Grill, Inc.	6,836	547
	WABCO Holdings Inc.	30,870	546
	Regal Entertainment Group Class A	40,650	540
	MDC Holdings, Inc.	17,935	540
*	Scientific Games Corp.	33,744	532
*	Fossil, Inc.	22,004	530
	Wolverine World Wide, Inc.	23,775	524
*	Lamar Advertising Co. Class A	34,324	524
	Centex Corp.	60,007	508
	Williams-Sonoma, Inc.	42,417	503
*	Iconix Brand Group Inc.	32,588	501
*	The Gymboree Corp.	14,000	497
	Hillenbrand Inc.	29,113	484
	Polaris Industries, Inc.	14,490	465
	Sotheby's	32,924	465
*	The Cheesecake Factory Inc.	26,792	464
*	Collective Brands, Inc.	30,950	451
	Matthews International Corp.	14,414	449
	Men's Wearhouse, Inc.	23,192	445
*	Deckers Outdoor Corp.	6,300	443
	Jones Apparel Group, Inc.	41,240	443
	Lennar Corp. Class A	45,660	442
	Meredith Corp.	16,972	434
	KB Home	31,213	427
	Bob Evans Farms, Inc.	14,838	426
	Weight Watchers International, Inc.	16,318	421
	Choice Hotels International, Inc.	15,700	418
	The Buckle, Inc.	13,125	417
	Tempur-Pedic International Inc.	31,736	415
	Interactive Data Corp.	17,733	410
*	Capella Education Co.	6,620	397
	Gannett Co., Inc.	110,344	394
	Eastman Kodak Co.	129,871	384
	Pool Corp.	23,178	384
*	Morningstar, Inc.	9,164	378
	Barnes & Noble, Inc.	17,993	371
	New York Times Co. Class A	65,908	363
*	TRW Automotive Holdings Corp.	31,616	357

	Regis Corp.	20,512	357
*	Coinstar, Inc.	13,292	355
	Ryland Group, Inc.	20,849	349
	International Speedway Corp.	13,555	347
*,^	Under Armour, Inc.	15,382	344
*	P.F. Chang's China Bistro, Inc.	10,700	343
*	Vail Resorts Inc.	12,600	338
*	American Public Education, Inc.	8,500	337
*	Life Time Fitness, Inc.	16,583	332
*	99 Cents Only Stores	24,129	328
*	CEC Entertainment Inc.	10,994	324

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Thor Industries, Inc.	17,482	321
*	The Children's Place Retail Stores, Inc.	12,100	320
	Penske Automotive Group Inc.	19,200	319
*	The Dress Barn, Inc.	22,288	319
*	Jos. A. Bank Clothiers, Inc.	8,925	308
*	Lions Gate Entertainment Corp.	54,728	306
	Scholastic Corp.	15,440	306
	Cracker Barrel Old Country Store Inc.	10,923	305
*	CTC Media, Inc.	25,624	303
*	Timberland Co.	22,468	298
*	Jo-Ann Stores, Inc.	14,235	294
*	Blue Nile Inc.	6,807	293
*	Saks Inc.	65,387	290
	National CineMedia Inc.	20,958	288
*	Sonic Corp.	28,091	282
*	Texas Roadhouse, Inc.	25,800	281
*	Cabela's Inc.	22,400	276
*	Pinnacle Entertainment, Inc.	29,200	271
*	Papa John's International, Inc.	10,900	270
	DineEquity, Inc.	8,551	267
*	Hibbett Sports Inc.	14,418	260
*	Buffalo Wild Wings Inc.	7,900	257
*	HSN, Inc.	24,154	255
*	Sally Beauty Co. Inc.	39,755	253
*	Gaylord Entertainment Co.	19,740	251
*	Charming Shoppes, Inc.	65,656	244
	Orient-Express Hotel Ltd.	28,700	244
	Group 1 Automotive, Inc.	9,251	241
*	Coldwater Creek Inc.	39,118	237
*	True Religion Apparel, Inc.	10,581	236
*	Boyd Gaming Corp.	27,756	236
	American Greetings Corp. Class A	20,144	235
*	AnnTaylor Stores Corp.	29,428	235
	Stewart Enterprises, Inc. Class A	48,300	233
*	Meritage Corp.	12,000	226
	Cooper Tire & Rubber Co.	22,793	226
	Fred's, Inc.	17,750	224
	OfficeMax, Inc.	35,457	223
*	Interval Leisure Group, Inc.	23,301	217
*	Shuffle Master, Inc.	32,813	217
*	Citi Trends Inc.	8,300	215
	Arbitron Inc.	13,378	213
	Dillard's Inc.	22,995	212
*	Tenneco Automotive, Inc.	19,660	208
	Ameristar Casinos, Inc.	10,854	207
*	Steven Madden, Ltd.	8,087	206
*	Genesco, Inc.	10,945	205
	UniFirst Corp.	5,500	204
*	Skechers U.S.A., Inc.	20,400	199
*	Lululemon Athletica, Inc.	15,267	199
*	Hot Topic, Inc.	26,969	197
	Stage Stores, Inc.	17,343	193
*	Helen of Troy Ltd.	11,400	191

	Cato Corp. Class A	10,798	188
	Monro Muffler Brake, Inc.	7,320	188
	The Pep Boys (Manny, Moe & Jack)	18,540	188
*	California Pizza Kitchen, Inc.	14,050	187
*	Crocs, Inc.	54,800	186
*	Universal Technical Institute Inc.	12,378	185
*	Live Nation, Inc.	37,657	183
	Brunswick Corp.	41,808	181
	Harte-Hanks, Inc.	19,399	179
*	BJ's Restaurants Inc.	10,556	178
	Finish Line, Inc.	22,894	170

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Pre-Paid Legal Services, Inc.	3,880	169
	NutriSystem, Inc.	11,590	168
*	Steiner Leisure Ltd.	5,485	167
	Columbia Sportswear Co.	5,384	166
*	Stein Mart, Inc.	18,689	166
*	Warner Music Group Corp.	28,012	164
	Sturm, Ruger & Co., Inc.	12,976	161
*	Knology, Inc.	18,607	161
*	Exide Technologies	42,686	159
	CKE Restaurants Inc.	18,751	159
	Spartan Motors, Inc.	13,989	159
	Callaway Golf Co.	30,604	155
*	Domino's Pizza, Inc.	20,200	151
	Christopher & Banks Corp.	22,302	150
	Big 5 Sporting Goods Corp.	13,400	148
*	Ruby Tuesday, Inc.	21,633	144
	Superior Industries International, Inc.	10,179	144
*	Steak n Shake Co.	16,385	143
	World Wrestling Entertainment, Inc.	11,400	143
	Churchill Downs, Inc.	4,200	141
	Ambassadors Group, Inc.	10,100	139
*	Pacific Sunwear of California, Inc.	41,248	139
	National Presto Industries, Inc.	1,820	139
	Ethan Allen Interiors, Inc.	13,359	138
*	Ascent Media Corp.	5,200	138
	ArvinMeritor, Inc.	31,181	137
*	PetMed Express, Inc.	9,100	137
	Brown Shoe Co., Inc.	18,675	135
*	Standard Pacific Corp.	66,201	134
	Liz Claiborne, Inc.	45,629	131
*	Quiksilver, Inc.	70,440	130
*	The Wet Seal, Inc. Class A	42,175	129
*	Universal Electronics, Inc.	6,389	129
	Lennar Corp. Class B	16,664	127
*	Mediacom Communications Corp.	24,580	126
*	JAKKS Pacific, Inc.	9,761	125
	Cinemark Holdings Inc.	11,000	125
*	Peet's Coffee & Tea Inc.	4,934	124
*	K12 Inc.	5,600	121
	Standard Motor Products, Inc.	14,590	121
*	Rentrak Corp.	7,200	118
*	Red Robin Gourmet Burgers, Inc.	6,300	118
*	Volcom, Inc.	9,414	118
*	Ticketmaster Entertainment Inc.	18,301	118
*	CKX, Inc.	16,273	115
*	Borders Group, Inc.	30,217	111
*	RC2 Corp.	8,400	111
*	Fuel Systems Solutions, Inc.	5,442	110
*	Amerigon Inc.	17,600	107
	Asbury Automotive Group, Inc.	10,400	107
	The Marcus Corp.	10,100	106
*	Valassis Communications, Inc.	17,258	105
*	Shutterfly, Inc.	7,400	103
	Sonic Automotive, Inc.	10,099	103

*	America's Car-Mart, Inc.	5,000	103
*	Drew Industries, Inc.	8,382	102
*	Midas Inc.	9,448	99
	K-Swiss, Inc.	11,600	99
*	American Apparel, Inc.	26,992	98
*	Krispy Kreme Doughnuts, Inc.	32,697	98
*	Dolan Media Co.	7,300	93
	Winnebago Industries, Inc.	12,342	92
*,^	Raser Technologies, Inc.	31,400	88
*	Smith & Wesson Holding Corp.	15,460	88

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	drugstore.com, Inc.	48,241	88
	Speedway Motorsports, Inc.	6,285	86
*	Maidenform Brands, Inc.	7,500	86
*	Systemax Inc.	7,100	85
*	DSW Inc. Class A	8,551	84
	Movado Group, Inc.	7,876	83
*	Lincoln Educational Services	3,859	81
	La-Z-Boy Inc.	17,047	80
	Sinclair Broadcast Group, Inc.	40,700	79
*	Tween Brands, Inc.	11,798	79
*,^	Conn's, Inc.	6,300	79
	Cherokee Inc.	3,938	78
	Jackson Hewitt Tax Service Inc.	12,400	78
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,976	78
*	Charlotte Russe Holding Inc.	6,000	77
*	Isle of Capri Casinos, Inc.	5,797	77
*	Kirkland's, Inc.	6,400	77
	Blyth, Inc.	2,331	76
	Skyline Corp.	3,500	76
*	Core-Mark Holding Co., Inc.	2,800	73
	Haverty Furniture Cos., Inc.	7,948	73
*	Blockbuster Inc. Class A	107,754	71
	Oxford Industries, Inc.	6,100	71
*	Youbet.com, Inc.	21,280	70
*	Mac-Gray Corp.	5,300	70
*	Destination Maternity Corp.	4,134	69
*	Pier 1 Imports Inc.	33,984	68
*	Clear Channel Outdoor Holdings, Inc. Class A	12,694	67
*	Gaiam, Inc.	12,241	67
*	iRobot Corp.	5,145	67
*	Cavco Industries, Inc.	2,610	66
*	RCN Corp.	10,935	65
	O'Charley's Inc.	7,039	65
*	Landry's Restaurants, Inc.	7,384	64
	American Axle & Manufacturing Holdings, Inc.	18,436	63
	Belo Corp. Class A	35,150	63
*	Learning Tree International, Inc.	5,981	62
	CPI Corp.	3,600	61
*	hhgregg, Inc.	4,000	61
	Stanley Furniture Co., Inc.	5,600	60
*	FGX International Holdings Ltd.	5,100	58
*	Daily Journal Corp.	1,228	58
	Modine Manufacturing Co.	11,838	57
*	Denny's Corp.	26,312	57
*	Hovnanian Enterprises Inc. Class A	23,476	55
*	Alloy, Inc.	10,275	54
*	West Marine, Inc.	9,762	54
*	Lumber Liquidators, Inc.	3,300	52
	Lithia Motors, Inc.	5,600	52
*	Zale Corp.	14,898	51
*	AFC Enterprises, Inc.	7,585	51
*	Overstock.com, Inc.	4,262	51
	bebe stores, inc.	7,350	51
*	Stamps.com Inc.	5,950	50

	Furniture Brands International Inc.	16,573	50
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	63,300	49
*	Reading International Inc. Class A	10,600	48
*	dELiA*S, Inc.	20,058	48
*	Zumiez Inc.	5,956	48
*	Audiovox Corp.	7,998	47
*	Unifi, Inc.	32,870	47
	Books-a-Million Inc.	6,500	46
*	Leapfrog Enterprises, Inc.	19,980	46
*	Casual Male Retail Group, Inc.	20,575	45

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Weyco Group, Inc.	1,942	45
	M/I Homes, Inc.	4,500	44
*	REX Stores Corp.	4,300	43
	Talbots Inc.	7,978	43
*	Multimedia Games Inc.	8,500	42
*	Tuesday Morning Corp.	12,473	42
*	1-800-FLOWERS.COM, Inc.	21,537	41
	CSS Industries, Inc.	2,010	41
*	Perry Ellis International Corp.	5,491	40
*	Famous Dave's of America, Inc.	6,350	39
*	Stoneridge, Inc.	7,700	37
	Fisher Communications, Inc.	2,860	37
*	Fuqi International, Inc.	1,700	35
*	Dorman Products, Inc.	2,354	33
*	Morgans Hotel Group	8,300	32
*	Carriage Services, Inc.	8,900	32
	Kenneth Cole Productions, Inc.	4,462	31
*	ChinaCast Education Corp.	4,400	31
*	Luby's, Inc.	7,600	31
	Dover Downs Gaming & Entertainment, Inc.	6,583	31
*	Shoe Carnival, Inc.	2,550	30
*	Playboy Enterprises, Inc. Class B	12,000	30
*	MTR Gaming Group Inc.	12,037	30
*	New York & Co., Inc.	9,500	29
*	Orbitz Worldwide, Inc.	15,400	29
*	Monarch Casino & Resort, Inc.	4,000	29
	Entercom Communications Corp.	18,894	29
	Koss Corp.	2,101	27
*	Sealy Corp. Rights Exp. 7/2/09	12,647	27
*	Beazer Homes USA, Inc.	14,000	26
*	Morton's Restaurant Group Inc.	8,400	25
*	Sealy Corp.	12,647	25
*	Benihana Inc. Class A	3,860	24
*	The Princeton Review, Inc.	4,500	24
	Strattec Security Corp.	1,725	24
*	Steinway Musical Instruments Inc.	2,200	24
	E.W. Scripps Co. Class A	11,219	23
*	ValueVision Media, Inc.	11,940	23
*	Empire Resorts Inc.	12,697	23
*	G-III Apparel Group, Ltd.	2,000	23
	Arctic Cat, Inc.	5,600	23
*	Rubio's Restaurants, Inc.	3,622	23
*	LodgeNet Interactive Corp.	6,600	22
	Carmike Cinemas, Inc.	2,600	22
*	McCormick & Schmick's Seafood Restaurants, Inc.	2,860	22
*	Russ Berrie and Co., Inc.	5,538	22
*	Bluegreen Corp.	8,500	21
*	Retail Ventures, Inc.	9,500	21
*	MarineMax, Inc.	5,700	20
	Marine Products Corp.	5,136	19
*	Martha Stewart Living Omnimedia, Inc.	6,130	19
*	Dana Holding Corp.	14,600	19

	Journal Communications, Inc.	17,539	18
	Hooker Furniture Corp.	1,600	18
*	A.C. Moore Arts & Crafts, Inc.	4,858	18
*	Brookfield Homes Corp.	4,479	18
*	Build-A-Bear-Workshop, Inc.	3,900	17
*	Great Wolf Resorts, Inc.	8,318	17
	PRIMEDIA Inc.	8,292	17
*	Lin TV Corp.	9,878	17
*	Champion Enterprises, Inc.	51,600	17
*	Pomeroy IT Solutions, Inc.	2,700	16
*	Select Comfort Corp.	18,937	16
*	EDCI Holdings, Inc.	3,023	16

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Ruth's Hospitality Group Inc.	4,202	15
*	Cache, Inc.	3,950	15
*	Century Casinos, Inc.	5,100	15
*	Grand Canyon Education Inc.	900	15
^	Media General, Inc. Class A	7,157	15
*	Cumulus Media Inc.	15,330	14
	The McClatchy Co. Class A	28,497	14
*	Lear Corp.	27,919	14
*	Navarre Corp.	8,214	14
	Lakes Entertainment, Inc.	4,613	13
*	Palm Harbor Homes, Inc.	6,200	13
*	Maxxam Inc.	1,225	13
*	Benihana Inc.	1,930	13
	Lifetime Brands, Inc.	3,200	13
*	Nautilus Inc.	10,993	12
*	Lazare Kaplan International, Inc.	4,741	12
	Lee Enterprises, Inc.	22,798	12
	Bassett Furniture Industries, Inc.	4,200	12
*	Harris Interactive Inc.	27,000	11
*	Jamba Inc.	9,207	11
	Heelys Inc.	5,550	11
*	Cosi, Inc.	16,980	11
*	Saga Communications Inc.	2,050	11
*	Cost Plus, Inc.	7,100	11
*	4Kids Entertainment Inc.	4,900	10
*	Atrinsic, Inc.	8,417	10
*	Radio One, Inc.	14,000	10
*	Hollywood Media Corp.	6,000	9
	Beasley Broadcast Group, Inc.	4,235	9
*	Entravision Communications Corp.	18,529	9
	Dover Motorsports, Inc.	5,900	8
*	Trans World Entertainment Corp.	7,150	8
	Bon-Ton Stores, Inc.	2,200	7
	CBS Corp. Class A	1,040	7
*	Nobel Learning Communities, Inc.	609	7
*	Lodgian, Inc.	5,200	7
	AH Belo Corp.	6,710	7
*	Outdoor Channel Holdings Inc.	1,100	7
*	Premier Exhibitions Inc.	8,900	6
*	Nexstar Broadcasting Group, Inc.	8,317	6
*	Blockbuster Inc. Class B	15,384	6
	Flexsteel Industries, Inc.	701	6
*	Carrols Restaurant Group Inc.	844	6
*	Emerson Radio Corp.	9,600	6
	Gray Television, Inc.	11,200	5
*	Radio One, Inc. Class D	20,091	5
*	Gander Mountain Co.	800	5
	News Corp., Class B	400	4
*	Design Within Reach Inc.	5,339	4
*	Rocky Brands Inc	1,000	4
*	Salem Communications Corp.	3,960	4
*	Town Sports International Holdings, Inc.	1,000	4
*	WPT Enterprises Inc.	2,947	4

*	Shiloh Industries, Inc.	900	3
*	Emmis Communications, Inc.	10,365	3
*	The Dixie Group, Inc.	1,011	3
*	California Coastal Communities, Inc.	2,111	3
*	Tarrant Apparel Group, Inc.	3,500	3
	Collectors Universe, Inc.	550	3
*	Joe's Jeans, Inc.	4,000	3
*	Orleans Homebuilders, Inc.	1,500	3
*	Red Lion Hotels Corp.	500	2
*	Craftmade International, Inc.	960	2
*	Culp, Inc.	400	2

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Spanish Broadcasting System, Inc.	11,100	2
*	Escalade, Inc.	1,686	1
*	Viacom Inc. Class A	45	1
*	SPAR Group, Inc.	300	—
*	Optimal Group, Inc.	300	—
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	591	—
*	Gadzooks, Inc.	4,700	—
			455,719
Consumer Staples (6.2%)
	The Procter & Gamble Co.	1,374,866	70,256
	Wal-Mart Stores, Inc.	1,104,072	53,481
	The Coca-Cola Co.	977,234	46,897
	Philip Morris International Inc.	940,100	41,007
	PepsiCo, Inc.	730,087	40,126
	CVS Caremark Corp.	673,714	21,471
	Kraft Foods Inc.	689,216	17,465
	Colgate-Palmolive Co.	236,843	16,754
	Altria Group, Inc.	966,549	15,842
	Walgreen Co.	462,909	13,609
	Kimberly-Clark Corp.	194,062	10,175
	Costco Wholesale Corp.	203,306	9,291
	General Mills, Inc.	153,808	8,616
	Archer-Daniels-Midland Co.	271,008	7,255
	The Kroger Co.	290,748	6,411
	Sysco Corp.	276,423	6,214
	Kellogg Co.	125,475	5,843
	Lorillard, Inc.	78,916	5,348
	H.J. Heinz Co.	147,706	5,273
	Avon Products, Inc.	200,066	5,158
	Safeway, Inc.	201,226	4,099
	ConAgra Foods, Inc.	209,802	3,999
	The Clorox Co.	65,518	3,658
	Bunge Ltd.	57,135	3,442
	Reynolds American Inc.	82,038	3,168
	Sara Lee Corp.	309,963	3,025
	Molson Coors Brewing Co. Class B	70,933	3,003
	Campbell Soup Co.	101,155	2,976
	J.M. Smucker Co.	55,613	2,706
	The Hershey Co.	74,160	2,670
*	Dr. Pepper Snapple Group, Inc.	119,152	2,525
	The Pepsi Bottling Group, Inc.	69,595	2,355
	Coca-Cola Enterprises, Inc.	137,510	2,290
	McCormick & Co., Inc.	55,517	1,806
	Church & Dwight, Inc.	33,055	1,795
	Tyson Foods, Inc.	137,805	1,738
	The Estee Lauder Cos. Inc. Class A	53,166	1,737
*	Dean Foods Co.	85,099	1,633
	Brown-Forman Corp. Class B	37,829	1,626
*	Ralcorp Holdings, Inc.	26,517	1,615
*	Energizer Holdings, Inc.	30,431	1,590
	SUPERVALU Inc.	100,138	1,297
	Whole Foods Market, Inc.	66,372	1,260
	Hormel Foods Corp.	34,997	1,209
*	Constellation Brands, Inc. Class A	92,240	1,170

*	Hansen Natural Corp.	37,245	1,148
	Alberto-Culver Co.	41,705	1,061
	Corn Products International, Inc.	35,250	944
	Herbalife Ltd.	28,908	912
*	BJ's Wholesale Club, Inc.	28,066	905
	Del Monte Foods Co.	93,503	877
	Flowers Foods, Inc.	39,484	862
*	Smithfield Foods, Inc.	61,359	857
*	Green Mountain Coffee Roasters, Inc.	14,055	831
	PepsiAmericas, Inc.	29,901	802

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	NBTY, Inc.	26,594	748
	Casey's General Stores, Inc.	24,225	622
*	Chattem, Inc.	8,205	559
*	Central European Distribution Corp.	20,550	546
*	United Natural Foods, Inc.	19,200	504
*	Mead Johnson Nutrition Co.	15,204	483
	Ruddick Corp.	19,509	457
*	TreeHouse Foods Inc.	15,311	440
*	Rite Aid Corp.	280,838	424
	Universal Corp. (VA)	12,200	404
	Lancaster Colony Corp.	9,151	403
	Nu Skin Enterprises, Inc.	25,001	382
	Sanderson Farms, Inc.	8,419	379
*	Winn-Dixie Stores, Inc.	26,566	333
	Vector Group Ltd.	22,764	325
	Lance, Inc.	13,200	305
*	Darling International, Inc.	44,907	296
	The Andersons, Inc.	9,500	284
	J & J Snack Foods Corp.	7,900	284
*	Hain Celestial Group, Inc.	18,035	282
	Tootsie Roll Industries, Inc.	12,150	276
*	Central Garden & Pet Co. Class A	25,950	256
*	Smart Balance Inc.	34,100	232
*	American Italian Pasta Co.	7,900	230
*	Bare Escentuals, Inc.	25,237	224
*	Chiquita Brands International, Inc.	21,536	221
*	American Oriental Bioengineering, Inc.	37,100	196
	B&G Foods Inc.	23,200	195
*	Alliance One International, Inc.	49,488	188
	WD-40 Co.	6,412	186
	Nash-Finch Co.	6,656	180
	Diamond Foods, Inc.	6,095	170
	Weis Markets, Inc.	4,452	149
*	The Pantry, Inc.	8,400	139
*	Heckmann Corp.	37,100	139
*	USANA Health Sciences, Inc.	4,350	129
	Spartan Stores, Inc.	9,800	122
*	The Great Atlantic & Pacific Tea Co., Inc.	27,426	117
*	American Dairy, Inc.	2,753	109
*	Elizabeth Arden, Inc.	12,138	106
	Cal-Maine Foods, Inc.	4,200	105
	Arden Group Inc. Class A	790	99
*	Boston Beer Co., Inc. Class A	3,300	98
	Coca-Cola Bottling Co.	1,700	94
*	Lifeway Foods, Inc.	6,522	84
	Ingles Markets, Inc.	5,000	76
*	Nutraceutical International Corp.	7,300	76
*	Central Garden & Pet Co.	6,775	74
*	Medifast, Inc.	6,400	73
	PriceSmart, Inc.	4,285	72
	Griffin Land & Nurseries, Inc.	2,257	71
*	Zapata Corp.	10,300	70
*	Prestige Brands Holdings Inc.	10,746	66
*	National Beverage Corp.	5,760	61

	Farmer Brothers, Inc.	2,598	59
	Alico, Inc.	1,667	50
	Inter Parfums, Inc.	6,225	46
	Calavo Growers, Inc.	2,287	45
*	Susser Holdings Corp.	3,592	40
	Oil-Dri Corp. of America	2,500	37
*	Revlon, Inc.	6,406	35
*	Omega Protein Corp.	7,900	32
*	John B. Sanfilippo & Son, Inc.	4,200	30
	Village Super Market Inc. Class A	826	25

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Mannatech, Inc.	6,650	22
*	Star Scientific, Inc.	20,762	18
*	Parlux Fragrances, Inc.	9,354	16
	Imperial Sugar Co.	1,200	15
*	Schiff Nutrition International, Inc.	2,700	14
	Reddy Ice Holdings, Inc.	6,613	11
*	Jones Soda Co.	6,300	7
*	MGP Ingredients, Inc.	2,300	7
*	Monterey Pasta Co.	2,700	5
*	Physicians Formula Holdings, Inc.	900	2
*	Vermont Pure Holdings, Ltd.	800	1
			487,743
Energy (6.9%)
	ExxonMobil Corp.	2,318,013	162,052
	Chevron Corp.	940,304	62,295
	Schlumberger Ltd.	561,042	30,358
	ConocoPhillips Co.	659,650	27,745
	Occidental Petroleum Corp.	380,185	25,020
	Apache Corp.	157,020	11,329
*	Transocean Ltd.	149,961	11,141
	Devon Energy Corp.	197,861	10,783
	Anadarko Petroleum Corp.	234,180	10,629
	Marathon Oil Corp.	331,018	9,974
	XTO Energy, Inc.	258,363	9,854
	Halliburton Co.	420,912	8,713
	EOG Resources, Inc.	117,150	7,957
	Hess Corp.	137,657	7,399
*	Weatherford International Ltd.	327,332	6,403
*	National Oilwell Varco Inc.	195,821	6,396
*	Southwestern Energy Co.	161,273	6,265
	Chesapeake Energy Corp.	270,553	5,365
	Baker Hughes Inc.	144,353	5,260
	Spectra Energy Corp.	301,860	5,107
	Noble Energy, Inc.	81,129	4,784
	Murphy Oil Corp.	84,892	4,611
	Valero Energy Corp.	260,997	4,408
	Williams Cos., Inc.	271,747	4,242
	Peabody Energy Corp.	125,096	3,773
*	Noble Corp.	122,796	3,715
	Range Resources Corp.	73,348	3,037
	El Paso Corp.	327,761	3,025
*	Cameron International Corp.	101,762	2,880
	CONSOL Energy, Inc.	84,759	2,878
*	Petrohawk Energy Corp.	128,852	2,873
*	Ultra Petroleum Corp.	71,007	2,769
	Diamond Offshore Drilling, Inc.	32,611	2,708
	Smith International, Inc.	102,724	2,645
	ENSCO International, Inc.	66,604	2,323
*	FMC Technologies Inc.	58,768	2,209
*	Nabors Industries, Inc.	133,966	2,087
*	Pride International, Inc.	81,666	2,047
*	Newfield Exploration Co.	62,252	2,034
	BJ Services Co.	137,520	1,874
*	Denbury Resources, Inc.	116,500	1,716

*	Plains Exploration & Production Co.	56,724	1,552
*	Kinder Morgan Management, LLC	34,083	1,540
	Helmerich & Payne, Inc.	49,770	1,536
	Cabot Oil & Gas Corp.	48,770	1,494
	Pioneer Natural Resources Co.	54,409	1,387
	Sunoco, Inc.	55,258	1,282
*	Oceaneering International, Inc.	25,905	1,171
	Cimarex Energy Co.	39,457	1,118
*	EXCO Resources, Inc.	85,545	1,105
	Tidewater Inc.	24,411	1,047

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Arch Coal, Inc.	67,876	1,043
	Rowan Cos., Inc.	53,470	1,033
*	Dresser Rand Group, Inc.	38,722	1,011
	Southern Union Co.	52,797	971
	Patterson-UTI Energy, Inc.	72,918	938
	Core Laboratories N.V.	10,300	898
*	Alpha Natural Resources, Inc.	33,786	888
*	Concho Resources, Inc.	29,792	855
*	Whiting Petroleum Corp.	23,924	841
	Tesoro Corp.	65,500	834
	Massey Energy Co.	40,279	787
*	Comstock Resources, Inc.	22,310	737
*	Forest Oil Corp.	49,275	735
*	Encore Acquisition Co.	23,100	713
*	Atwood Oceanics, Inc.	27,664	689
*	SEACOR Holdings Inc.	9,126	687
	Frontier Oil Corp.	49,164	645
*	Superior Energy Services, Inc.	36,495	630
	St. Mary Land & Exploration Co.	30,007	626
	Foundation Coal Holdings, Inc.	21,500	604
*	Unit Corp.	21,150	583
*	Oil States International, Inc.	23,915	579
*	Dril-Quip, Inc.	14,945	569
*	Arena Resources, Inc.	17,800	567
*	Mariner Energy Inc.	46,780	550
	World Fuel Services Corp.	13,095	540
*	Bill Barrett Corp.	19,192	527
*	SandRidge Energy, Inc.	59,500	507
*	Quicksilver Resources, Inc.	54,450	506
*	Helix Energy Solutions Group, Inc.	42,472	462
*	Continental Resources, Inc.	15,965	443
*	Exterran Holdings, Inc.	27,550	442
	Overseas Shipholding Group Inc.	12,659	431
*	CNX Gas Corp.	14,793	389
*	Bristow Group, Inc.	13,000	385
	Holly Corp.	20,786	374
	Penn Virginia Corp.	22,250	364
	CARBO Ceramics Inc.	10,000	342
*	Key Energy Services, Inc.	58,920	339
	Berry Petroleum Class A	16,900	314
	Atlas America, Inc.	17,573	314
*	NATCO Group Inc.	9,500	313
*	USEC Inc.	55,330	294
	Lufkin Industries, Inc.	6,900	290
*	Goodrich Petroleum Corp.	11,414	281
*	TETRA Technologies, Inc.	35,250	281
*	Gulfmark Offshore, Inc.	10,000	276
*	Global Industries Ltd.	48,274	273
*	Willbros Group, Inc.	21,375	267
*	Parker Drilling Co.	61,600	267
*	Contango Oil & Gas Co.	6,102	259
*	Carrizo Oil & Gas, Inc.	15,107	259
*	Swift Energy Co.	14,700	245
*	Patriot Coal Corp.	37,918	242

*	Hornbeck Offshore Services, Inc.	11,200	240
*	Cal Dive International, Inc.	27,055	234
*	International Coal Group, Inc.	75,863	217
*	McMoRan Exploration Co.	34,622	206
	General Maritime Corp.	20,404	202
*	Rosetta Resources, Inc.	21,700	190
*	Enbridge Energy Management LLC	5,119	186
*	James River Coal Co.	12,188	184
*	Hercules Offshore, Inc.	37,922	151
*	ION Geophysical Corp.	57,925	149

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Matrix Service Co.	12,500	144
*	Complete Production Services, Inc.	21,807	139
*	Newpark Resources, Inc.	47,421	135
*	Veneco Inc.	17,066	131
*	BPZ Energy, Inc.	26,300	129
*	Western Refining, Inc.	18,000	127
*	Clean Energy Fuels Corp.	14,700	127
	RPC Inc.	14,825	124
*	CVR Energy, Inc.	16,800	123
*	Oilsands Quest, Inc.	127,488	122
	Gulf Island Fabrication, Inc.	7,714	122
	W&T Offshore, Inc.	12,297	120
*	Pioneer Drilling Co.	23,008	110
*	Delta Petroleum Corp.	56,963	110
*	Stone Energy Corp.	14,766	110
*	PHI Inc. Non-Voting Shares	6,324	108
*	Gulfport Energy Corp.	14,900	102
*	Vaalco Energy, Inc.	22,800	96
*	Petroleum Development Corp.	5,891	92
*	Warren Resources Inc.	36,220	89
*	Cheniere Energy, Inc.	29,695	87
*	Endeavor International Corp.	64,000	87
*	Harvest Natural Resources, Inc.	19,600	86
*	PetroQuest Energy, Inc.	23,400	86
*	Brigham Exploration Co.	24,279	85
*	GMX Resources Inc.	7,500	80
*	Tesco Corp.	9,962	79
*	ATP Oil & Gas Corp.	11,254	78
	Toreador Resources Corp.	11,152	75
	Crosstex Energy, Inc.	16,708	70
*	ENGlobal Corp.	12,800	63
*	Dawson Geophysical Co.	2,000	60
*	Syntroleum Corp.	26,257	58
*	Credo Pete Corp.	5,050	54
*	T-3 Energy Services, Inc.	4,500	54
*	Natural Gas Services Group	4,000	53
*	Allis-Chalmers Energy Inc.	22,772	53
*	Rentech, Inc.	91,400	52
*,^	Evergreen Energy, Inc.	52,194	51
*	FX Energy, Inc.	13,100	50
*	Basic Energy Services Inc.	6,881	47
*	OYO Geospace Corp.	1,824	47
*	Clayton Williams Energy, Inc.	2,388	45
*	Bronco Drilling Co., Inc.	10,270	44
*	Kodiak Oil & Gas Corp.	36,814	40
	Panhandle Royalty Co.	1,800	35
*	Double Eagle Petroleum Co.	6,523	33
*	SulphCo, Inc.	31,693	29
*	Northern Oil and Gas, Inc.	4,572	29
	Alon USA Energy, Inc.	2,797	29
*	Parallel Petroleum Corp.	14,040	27
*	Rex Energy Corp.	4,736	27
*	Union Drilling, Inc.	4,000	26

*	Superior Well Services, Inc.	4,136	25
*	Trico Marine Services, Inc.	5,968	20
*	Abraxas Petroleum Corp.	21,518	20
	Delek US Holdings, Inc.	2,400	20
*	Gasco Energy Inc.	71,046	20
*	Harken Energy Corp.	7,047	18
*	Verenium Corp.	23,263	18
*	RAM Energy Resources, Inc.	20,039	16
*	Callon Petroleum Co.	7,361	15
*	GeoGlobal Resources Inc.	15,000	14
*,^	Tri-Valley Corp.	13,900	14

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	The Meridian Resource Corp.	36,700	13
*	Uranium Resources Inc.	8,100	10
*	Bolt Technology Corp.	900	10
*	Cano Petroleum Inc.	9,900	9
*	Pacific Ethanol, Inc.	22,380	9
*	Approach Resources Inc.	1,200	8
*	Geokinetics Inc.	600	8
*	Westmoreland Coal Co.	1,000	8
*	Ngas Resources Inc.	2,400	5
*	American Oil & Gas Inc.	4,017	4
	Barnwell Industries, Inc.	1,000	4
*	Quest Resource Corp.	6,100	2
*	Boots & Coots International Well Control, Inc.	1,300	2
*	BMB Munai Inc.	1,500	2
*	Mitcham Industries, Inc.	300	2
			541,588
Financials (8.6%)
	JPMorgan Chase & Co.	1,751,057	59,729
	Bank of America Corp.	4,014,648	52,993
	Wells Fargo & Co.	2,052,091	49,784
	The Goldman Sachs Group, Inc.	224,078	33,038
	U.S. Bancorp	890,190	15,952
	Bank of New York Mellon Corp.	538,719	15,790
	Morgan Stanley	552,214	15,744
	American Express Co.	489,684	11,380
	The Travelers Cos., Inc.	274,407	11,262
	MetLife, Inc.	372,314	11,173
	State Street Corp.	228,059	10,764
	CME Group, Inc.	28,278	8,798
	Charles Schwab Corp.	461,441	8,094
	PNC Financial Services Group	207,841	8,066
*	Berkshire Hathaway Inc. Class A	89	8,010
	Prudential Financial, Inc.	213,973	7,964
*	Berkshire Hathaway Inc. Class B	2,489	7,207
	ACE Ltd.	156,505	6,922
	AFLAC Inc.	219,330	6,819
	Simon Property Group, Inc. REIT	130,331	6,703
	The Chubb Corp.	166,884	6,655
	BB&T Corp.	298,248	6,555
	The Allstate Corp.	238,915	5,830
	Franklin Resources, Inc.	76,528	5,511
	Northern Trust Corp.	100,791	5,410
	T. Rowe Price Group Inc.	120,115	5,005
	Marsh & McLennan Cos., Inc.	241,177	4,855
	Capital One Financial Corp.	211,875	4,636
*	Progressive Corp. of Ohio	301,606	4,557
	Loews Corp.	163,292	4,474
	Aon Corp.	114,234	4,326
^	Citigroup Inc.	1,357,646	4,032
	Public Storage, Inc. REIT	59,545	3,899
	Annaly Capital Management Inc. REIT	255,360	3,866
	SunTrust Banks, Inc.	218,076	3,587
	Invesco, Ltd.	193,000	3,439
	NYSE Euronext	124,392	3,390

	Vornado Realty Trust REIT	74,386	3,350
*	IntercontinentalExchange Inc.	28,940	3,306
	Boston Properties, Inc. REIT	64,081	3,057
	Hudson City Bancorp, Inc.	221,177	2,939
	Ameriprise Financial, Inc.	119,881	2,910
	Equity Residential REIT	127,969	2,845
	The Principal Financial Group, Inc.	145,813	2,747
	HCP, Inc. REIT	127,893	2,710
	Moody's Corp.	93,823	2,472
	Unum Group	155,512	2,466

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)

	People's United Financial Inc.	163,437	2,458
	Fifth Third Bancorp	340,406	2,417
	Lincoln National Corp.	139,157	2,395
	Host Hotels & Resorts Inc. REIT	278,467	2,336
	Discover Financial Services	226,407	2,325
	Plum Creek Timber Co. Inc. REIT	77,989	2,323
*	SLM Corp.	219,849	2,258
	Ventas, Inc. REIT	73,395	2,192
*	TD Ameritrade Holding Corp.	123,701	2,170
	Avalonbay Communities, Inc. REIT	37,591	2,103
	Regions Financial Corp.	515,239	2,082
	Everest Re Group, Ltd.	28,900	2,068
	Willis Group Holdings Ltd.	78,297	2,015
*	Leucadia National Corp.	89,528	1,888
	M & T Bank Corp.	35,903	1,829
	The Hartford Financial Services Group Inc.	153,170	1,818
	XL Capital Ltd. Class A	156,001	1,788
	BlackRock, Inc.	10,161	1,782
	Health Care Inc. REIT	51,186	1,745
	KeyCorp	331,645	1,738
	PartnerRe Ltd.	26,576	1,726
	Axis Capital Holdings Ltd.	63,500	1,662
	New York Community Bancorp, Inc.	154,582	1,652
	Kimco Realty Corp. REIT	162,567	1,634
	Cincinnati Financial Corp.	72,852	1,628
	Legg Mason Inc.	66,737	1,627
	ProLogis REIT	198,048	1,596
	Comerica, Inc.	71,359	1,509
	Torchmark Corp.	40,163	1,488
	W.R. Berkley Corp.	68,654	1,474
	Federal Realty Investment Trust REIT	27,848	1,435
	Genworth Financial Inc.	204,732	1,431
	Fidelity National Financial, Inc. Class A	104,317	1,411
*	Nasdaq OMX Group, Inc.	66,201	1,411
	Eaton Vance Corp.	51,803	1,386
	Rayonier Inc. REIT	37,305	1,356
	RenaissanceRe Holdings Ltd.	29,100	1,354
	Assurant, Inc.	55,533	1,338
	American International Group, Inc.	1,141,934	1,325
	HCC Insurance Holdings, Inc.	54,299	1,304
	Regency Centers Corp. REIT	37,205	1,299
	AMB Property Corp. REIT	66,246	1,246
*	Markel Corp.	4,410	1,242
	Nationwide Health Properties, Inc. REIT	48,067	1,237
	Digital Realty Trust, Inc. REIT	33,950	1,217
	First Horizon National Corp.	101,259	1,215
	Reinsurance Group of America, Inc.	34,411	1,201
*	Arch Capital Group Ltd.	19,957	1,169
	Cullen/Frost Bankers, Inc.	25,186	1,162
*	MSCI, Inc.-Class A Shares	47,361	1,158
*	The St. Joe Co.	43,609	1,155

	SEI Investments Co.	63,508	1,146
	Brown & Brown, Inc.	56,841	1,133
*	Affiliated Managers Group, Inc.	19,263	1,121
	Transatlantic Holdings, Inc.	25,270	1,095
	Old Republic International Corp.	111,103	1,094
	Realty Income Corp. REIT	49,281	1,080
	Liberty Property Trust REIT	46,835	1,079
	Huntington Bancshares Inc.	258,020	1,079
	Waddell & Reed Financial, Inc.	39,887	1,052
	Federated Investors, Inc.	43,374	1,045
	Chimera Investment Corp. REIT	287,493	1,003
*	Jefferies Group, Inc.	46,328	988
	Arthur J. Gallagher & Co.	45,801	977

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Commerce Bancshares, Inc.	30,405	968
	First American Corp.	37,287	966
*	CB Richard Ellis Group, Inc.	103,081	965
	Senior Housing Properties Trust REIT	57,354	936
	The Hanover Insurance Group Inc.	23,943	912
	Duke Realty Corp. REIT	101,227	888
	Aspen Insurance Holdings Ltd.	39,030	872
	White Mountains Insurance Group Inc.	3,801	870
	Janus Capital Group Inc.	75,439	860
	Camden Property Trust REIT	30,880	852
*	AmeriCredit Corp.	62,402	846
	Mack-Cali Realty Corp. REIT	36,289	827
	Bank of Hawaii Corp.	22,473	805
	SL Green Realty Corp. REIT	34,945	802
	Raymond James Financial, Inc.	46,505	800
	Allied World Assurance Holdings, Ltd.	19,475	795
	First Niagara Financial Group, Inc.	68,900	787
	Essex Property Trust, Inc. REIT	12,588	783
	American Financial Group, Inc.	35,940	776
	Marshall & Ilsley Corp.	160,272	769
	Corporate Office Properties Trust, Inc. REIT	25,692	754
	Weingarten Realty Investors REIT	51,734	751
	City National Corp.	20,350	749
	Valley National Bancorp	63,668	745
	MFA Mortgage Investments, Inc. REIT	106,900	740
	Highwood Properties, Inc. REIT	33,055	739
	UDR, Inc. REIT	71,262	736
	BancorpSouth, Inc.	35,321	725
	TCF Financial Corp.	54,118	724
	Associated Banc-Corp.	57,357	717
*	Alleghany Corp.	2,595	703
*	ProAssurance Corp.	15,010	694
*	Knight Capital Group, Inc. Class A	40,268	687
	Taubman Co. REIT	25,500	685
	Endurance Specialty Holdings Ltd.	23,300	683
	Alexandria Real Estate Equities, Inc. REIT	18,928	677
	Westamerica Bancorporation	13,618	676
	StanCorp Financial Group, Inc.	23,498	674
	FirstMerit Corp.	39,349	668
	The Macerich Co. REIT	37,571	662
	National Retail Properties REIT	38,009	659
	Assured Guaranty Ltd.	52,980	656
	Platinum Underwriters Holdings, Ltd.	22,500	643
	Hospitality Properties Trust REIT	53,762	639
*	E*TRADE Financial Corp.	497,791	637
	Jones Lang LaSalle Inc.	19,311	632
	Omega Healthcare Investors, Inc. REIT	39,666	616
	Washington REIT	27,453	614
	Zions Bancorp	52,707	609
	Prosperity Bancshares, Inc.	19,970	596
	IPC Holdings Ltd.	21,700	593
	BRE Properties Inc. Class A REIT	24,715	587
	UMB Financial Corp.	14,921	567
	Montpelier Re Holdings Ltd.	42,208	561

	Washington Federal Inc.	42,590	554
	American Campus Communities, Inc. REIT	24,686	548
	Home Properties, Inc. REIT	15,789	538
	Greenhill & Co., Inc.	7,300	527
	Erie Indemnity Co. Class A	14,566	521
*	Stifel Financial Corp.	10,800	519
	NewAlliance Bancshares, Inc.	44,881	516
*	Signature Bank	18,531	503
	Mid-America Apartment Communities, Inc. REIT	13,668	502
	Redwood Trust, Inc. REIT	33,876	500

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Apartment Investment & Management Co. Class A REIT	56,232	498
	Equity Lifestyle Properties, Inc. REIT	13,350	496
	Tanger Factory Outlet Centers, Inc. REIT	15,278	495
	Healthcare Realty Trust Inc. REIT	28,855	486
	CapitalSource Inc.	99,102	484
	Hatteras Financial Corp. REIT	16,912	484
	BioMed Realty Trust, Inc. REIT	47,020	481
	TFS Financial Corp.	44,204	469
*	PHH Corp.	25,647	466
	Potlatch Corp. REIT	19,088	464
	Protective Life Corp.	40,314	461
	Wilmington Trust Corp.	32,991	451
	Trustmark Corp.	23,003	444
	PrivateBancorp, Inc.	19,741	439
	Brandywine Realty Trust REIT	58,337	435
	Glacier Bancorp, Inc.	29,328	433
	HRPT Properties Trust REIT	106,060	431
	Mercury General Corp.	12,855	430
	Fulton Financial Corp.	82,447	430
	Max Re Capital Ltd.	23,200	428
	Tower Group, Inc.	17,275	428
*	KBW Inc.	14,836	427
	Douglas Emmett, Inc. REIT	47,259	425
*	SVB Financial Group	15,434	420
	BOK Financial Corp.	11,112	419
*	Investment Technology Group, Inc.	20,437	417
	Apollo Investment Corp.	68,474	411
	Delphi Financial Group, Inc.	21,114	410
*	Argo Group International Holdings	14,517	410
	First Financial Bankshares, Inc.	8,110	408
	Synovus Financial Corp.	136,233	407
	Kilroy Realty Corp. REIT	19,800	407
	CIT Group Inc.	189,014	406
	EastGroup Properties, Inc. REIT	12,300	406
	Odyssey Re Holdings Corp.	10,100	404
*	Piper Jaffray Cos., Inc.	9,220	403
	Capitol Federal Financial	10,444	400
	R.L.I. Corp.	8,930	400
	United Bankshares, Inc.	20,125	393
	Franklin Street Properties Corp. REIT	29,287	388
	Capstead Mortgage Corp. REIT	30,492	388
	DCT Industrial Trust Inc. REIT	94,537	386
	Zenith National Insurance Corp.	17,528	381
	Ares Capital Corp.	46,982	379
	Hancock Holding Co.	11,555	375
	Validus Holdings, Ltd.	16,570	364
	PS Business Parks, Inc. REIT	7,502	363
	Forest City Enterprise Class A	54,818	362
	LaSalle Hotel Properties REIT	28,860	356
	Employers Holdings, Inc.	25,739	349
	Allied Capital Corp.	99,397	346
	Astoria Financial Corp.	40,095	344
	Anworth Mortgage Asset Corp. REIT	47,646	344

*	MBIA, Inc.	78,656	341
	NBT Bancorp, Inc.	15,653	340
	National Health Investors REIT	12,600	337
	Entertainment Properties Trust REIT	16,334	336
	optionsXpress Holdings Inc.	21,367	332
	IBERIABANK Corp.	8,359	329
	Cash America International Inc.	13,987	327
	Selective Insurance Group	25,500	326
	DiamondRock Hospitality Co. REIT	51,385	322
^	American Capital Ltd.	99,680	320
	F.N.B. Corp.	51,575	319

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Extra Space Storage Inc. REIT	37,879	316
*	Navigators Group, Inc.	6,993	311
	Fannie Mae	533,002	309
	CBL & Associates Properties, Inc. REIT	57,304	309
*	Interactive Brokers Group, Inc.	19,825	308
	Old National Bancorp	31,324	308
	First Citizens BancShares Class A	2,259	302
	Park National Corp.	5,324	301
	Developers Diversified Realty Corp. REIT	61,345	299
	Equity One, Inc. REIT	22,403	297
	Whitney Holdings Corp.	32,133	294
*	MF Global Ltd.	49,455	293
	Popular, Inc.	131,909	290
*	Texas Capital Bancshares, Inc.	18,694	289
	Unitrin, Inc.	23,351	281
*	Ocwen Financial Corp.	21,500	279
	Post Properties, Inc. REIT	20,554	276
	Infinity Property & Casualty Corp.	7,541	275
	International Bancshares Corp.	26,620	274
*	Hilltop Holdings Inc.	22,838	271
	MGIC Investment Corp.	61,017	268
	Brookline Bancorp, Inc.	28,689	267
	Alexander's, Inc. REIT	989	267
	Sovran Self Storage, Inc. REIT	10,780	265
	GFI Group Inc.	38,668	261
	Investors Real Estate Trust REIT	29,024	258
*	Nelnet, Inc.	18,800	255
	Provident Financial Services Inc.	27,926	254
*	Portfolio Recovery Associates, Inc.	6,500	252
	Financial Federal Corp.	12,100	249
	Sterling Bancshares, Inc.	38,850	246
	City Holding Co.	7,927	241
	Cathay General Bancorp	25,230	240
	Chemical Financial Corp.	11,969	238
	Umpqua Holdings Corp.	30,127	234
	Community Bank System, Inc.	16,000	233
	First Commonwealth Financial Corp.	36,633	232
	Bank Mutual Corp.	26,271	229
*	PICO Holdings, Inc.	7,896	227
	TrustCo Bank NY	38,059	225
	East West Bancorp, Inc.	33,948	220
*	Conseco, Inc.	91,466	217
*	Investors Bancorp, Inc.	23,646	217
	Susquehanna Bancshares, Inc.	42,818	209
	Inland Real Estate Corp. REIT	29,454	206
*	Riskmetrics Group Inc.	11,636	205
	Acadia Realty Trust REIT	15,578	203
	First Midwest Bancorp, Inc.	27,754	203
*,^	Freddie Mac	321,928	200
	Webster Financial Corp.	24,680	199
	iStar Financial Inc. REIT	69,628	198
	Saul Centers, Inc. REIT	6,643	196
	PacWest Bancorp	14,691	193

	Horace Mann Educators Corp.	19,085	190
	CVB Financial Corp.	31,575	188
	Amtrust Financial Services Inc.	16,445	187
*	Forestar Real Estate Group, Inc.	15,641	186
*	First Cash Financial Services, Inc.	10,600	186
	LTC Properties, Inc. REIT	9,000	184
	First BanCorp Puerto Rico	46,200	182
	Provident New York Bancorp, Inc.	22,430	182
	Medical Properties Trust Inc. REIT	29,986	182
	Simmons First National Corp.	6,737	180
*	Beneficial Mutual Bancorp, Inc.	18,732	180

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Bank of the Ozarks, Inc.	8,208	178
	First Financial Corp. (IN)	5,581	176
*	EZCORP, Inc.	16,338	176
	Cousins Properties, Inc. REIT	20,717	176
	United Fire & Casualty Co.	10,001	172
	Southside Bancshares, Inc.	7,366	168
*	Amerisafe Inc.	10,800	168
	Colonial Properties Trust REIT	22,611	167
	National Financial Partners Corp.	22,825	167
	Westfield Financial, Inc.	18,333	166
	WesBanco, Inc.	11,385	166
	Getty Realty Holding Corp. REIT	8,727	165
	National Penn Bancshares Inc.	35,494	164
	First Bancorp (NC)	10,317	162
*	TradeStation Group, Inc.	19,117	162
	Wintrust Financial Corp.	10,032	161
	Home Bancshares Inc.	8,361	159
*	Citizens, Inc.	26,169	159
	Safety Insurance Group, Inc.	5,189	159
	Northwest Bancorp, Inc.	8,313	157
	Harleysville Group, Inc.	5,517	156
	American Equity Investment Life Holding Co.	27,800	155
	American Physicians Capital, Inc.	3,900	153
*	LaBranche & Co. Inc.	35,499	153
	Community Trust Bancorp Inc.	5,623	150
*	eHealth, Inc.	8,500	150
	Meadowbrook Insurance Group, Inc.	22,801	149
	TowneBank	10,600	148
	Northfield Bancorp, Inc.	12,700	148
*	Encore Capital Group, Inc.	11,123	147
	StellarOne Corp.	11,315	147
	Boston Private Financial Holdings, Inc.	32,663	146
	Radian Group, Inc.	53,653	146
^	United Community Banks, Inc.	24,177	145
	S & T Bancorp, Inc.	11,876	144
	Sunstone Hotel Investors, Inc. REIT	26,850	144
*	Pinnacle Financial Partners, Inc.	10,768	143
	Hercules Technology Growth Capital, Inc.	17,107	143
	SWS Group, Inc.	10,221	143
	Cardinal Financial Corp.	18,214	143
*	Western Alliance Bancorp	20,740	142
*	CNA Surety Corp.	10,410	140
	Republic Bancorp, Inc. Class A	6,160	139
*	World Acceptance Corp.	6,937	138
	Independent Bank Corp. (MA)	7,000	138
	Lexington Realty Trust REIT	40,268	137
	Prospect Energy Corp.	14,800	136
	Flagstone Reinsurance Holdings Ltd.	13,109	135
	Ashford Hospitality Trust REIT	47,965	135
	First Source Corp.	7,693	133
	Dime Community Bancshares	14,512	132
	MCG Capital Corp.	53,615	130
	Walter Investment Management Corp. REIT	9,756	130

	BlackRock Kelso Capital Corp.	20,741	129
	BGC Partners, Inc.	33,530	127
	Calamos Asset Management, Inc.	9,004	127
	MB Financial, Inc.	12,462	127
	S.Y. Bancorp, Inc.	5,189	125
	TriCo Bancshares	8,078	125
	Ambac Financial Group, Inc.	134,271	124
*	Greenlight Capital Re. Ltd.	7,095	123
	BankFinancial Corp.	13,840	123
	Universal Health Realty Income REIT	3,852	121
	Harleysville National Corp.	25,581	120

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Univest Corp. of Pennsylvania	5,905	120
	ViewPoint Financial Group	7,847	120
*	Oritani Financial Corp.	8,664	119
	First Financial Bancorp	15,482	116
	Tompkins Trustco, Inc.	2,390	115
	Lakeland Bancorp, Inc.	12,674	114
*	Tejon Ranch Co.	4,300	114
	Duff & Phelps Corp.	6,400	114
	Essa Bancorp Inc.	8,266	113
	The PMI Group Inc.	56,500	112
	DuPont Fabros Technology Inc. REIT	11,786	111
	Advance America, Cash Advance Centers, Inc.	25,059	111
*	The First Marblehead Corp.	54,951	111
	Suffolk Bancorp	4,300	110
	Columbia Banking System, Inc.	10,634	109
	Arrow Financial Corp.	4,022	109
	Lakeland Financial Corp.	5,698	108
	Nara Bancorp, Inc.	20,702	107
	Cedar Shopping Centers, Inc. REIT	23,600	107
	First Financial Northwest, Inc.	13,637	107
	Renasant Corp.	7,089	106
*	MarketAxess Holdings, Inc.	11,113	106
*	Dollar Financial Corp.	7,500	103
	NorthStar Realty Finance Corp. REIT	35,998	102
	Gamco Investors Inc. Class A	2,093	102
	Sterling Financial Corp.	34,860	101
*	FPIC Insurance Group, Inc.	3,300	101
	Sun Communities, Inc. REIT	7,326	101
	Danvers Bancorp, Inc.	7,461	100
	National Western Life Insurance Co. Class A	857	100
	Parkway Properties Inc. REIT	7,669	100
	Kayne Anderson Energy Development Co.	7,400	98
	German American Bancorp	6,797	98
	Sandy Spring Bancorp, Inc.	6,532	96
	Clifton Savings Bancorp, Inc.	8,892	96
^	First Busey Corp.	13,011	96
	OneBeacon Insurance Group Ltd.	8,107	95
*	Guaranty Bancorp	49,037	94
	SCBT Financial Corp.	3,929	93
*	Seabright Insurance Holdings, Inc.	9,100	92
*	Penson Worldwide, Inc.	10,262	92
	Mainsource Financial Group, Inc.	12,281	91
	Berkshire Hills Bancorp, Inc.	4,378	91
	Evercore Partners Inc.	4,600	90
	Urstadt Biddle Properties Class A REIT	6,391	90
^	UCBH Holdings, Inc.	70,421	89
	First Mercury Financial Corp.	6,441	89
	Westwood Holdings Group, Inc.	2,100	88
	Oriental Financial Group Inc.	8,981	87
	Hanmi Financial Corp.	49,169	86
	First Merchants Corp.	10,627	85
*	Safeguard Scientifics, Inc.	64,518	85
	First Potomac REIT	8,695	85
	First Industrial Realty Trust REIT	19,264	84

*	Thomas Weisel Partners Group, Inc.	13,900	84
	Stewart Information Services Corp.	5,820	83
	The Phoenix Cos., Inc.	49,630	83
	Flushing Financial Corp.	8,852	83
	Peoples Bancorp, Inc.	4,782	82
	EMC Insurance Group, Inc.	3,895	81
	State Auto Financial Corp.	4,617	81
	Merchants Bancshares, Inc.	3,611	80
	Washington Trust Bancorp, Inc.	4,493	80
	NGP Capital Resources Co.	13,425	79

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Peapack Gladstone Financial Corp.	4,063	78
*	The Bancorp Inc.	13,058	78
	Pennsylvania REIT	15,649	78
*	Republic First Bancorp, Inc.	10,019	78
	MVC Capital, Inc.	9,000	76
	U-Store-It Trust REIT	15,495	76
*	Sun Bancorp, Inc. (NJ)	14,652	76
	Great Southern Bancorp, Inc.	3,677	76
	Donegal Group Inc. Class A	4,931	75
*	FCStone Group, Inc.	18,800	74
	Presidential Life Corp.	9,800	74
	WSFS Financial Corp.	2,700	74
^	Colonial BancGroup, Inc.	118,540	73
	Cohen & Steers, Inc.	4,900	73
	BancFirst Corp.	2,100	73
	CoBiz Inc.	11,273	72
	Kearny Financial Corp.	6,281	72
	Agree Realty Corp. REIT	3,900	71
	Roma Financial Corp.	5,600	71
*	PMA Capital Corp. Class A	15,612	71
	Ramco-Gershenson Properties Trust REIT	7,010	70
	Mission West Properties Inc. REIT	10,188	70
	Gladstone Commercial Corp. REIT	5,300	69
	Abington Community Bancorp Inc.	8,563	68
*	FBR Capital Markets Corp.	14,232	67
	Camden National Corp.	1,965	67
*	Credit Acceptance Corp.	3,000	66
	Capital Southwest Corp.	901	65
	Capital City Bank Group, Inc.	3,850	65
	Wilshire Bancorp Inc.	11,250	65
	Bryn Mawr Bank Corp.	3,402	64
	The South Financial Group, Inc.	53,734	64
	Ames National Corp.	2,615	64
	Gladstone Capital Corp.	8,419	63
	Central Pacific Financial Co.	16,703	63
	Medallion Financial Corp.	8,180	63
	American Capital Agency Corp. REIT	2,700	62
*	United America Indemnity, Ltd.	12,928	62
	FelCor Lodging Trust, Inc. REIT	24,868	61
*	Ampal-American Israel Corp.	24,444	60
	Consolidated-Tomoka Land Co.	1,700	60
	Compass Diversified Trust	7,370	60
	Citizens & Northern Corp.	2,898	60
	Penns Woods Bancorp, Inc.	2,008	59
	RAIT Financial Trust REIT	42,555	58
	Pacific Capital Bancorp	27,202	58
*	Asset Acceptance Capital Corp.	7,559	58
	Union Bankshares Corp.	3,850	58
	Gladstone Investment Corp.	11,924	58
	Heartland Financial USA, Inc.	3,955	56
	CFS Bancorp, Inc.	13,200	56
	Center Bancorp, Inc.	6,845	56
	Southwest Bancorp, Inc.	5,544	54
	Sanders Morris Harris Group Inc.	9,701	53

	Life Partners Holdings	3,750	53
	National Bankshares, Inc.	2,192	53
	Baldwin & Lyons, Inc. Class B	2,573	51
*	Primus Guaranty, Ltd.	21,467	51
	First South Bancorp, Inc.	4,352	50
	Student Loan Corp.	1,350	50
	Northrim Bancorp Inc.	3,584	50
	Financial Institutions, Inc.	3,651	50
	Bank of Granite Corp.	16,417	49
	UMH Properties, Inc. REIT	6,159	49

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	FBL Financial Group, Inc. Class A	5,883	49
	Associated Estates Realty Corp. REIT	8,108	48
	Sterling Bancorp	5,785	48
	Frontier Financial Corp.	39,707	48
	United Financial Bancorp, Inc.	3,474	48
	Eastern Insurance Holdings, Inc.	5,100	48
*	Taylor Capital Group, Inc.	7,000	48
*	Citizens Banking Corp.	65,562	47
*	Pacific Mercantile Bancorp	10,891	47
	Pulaski Financial Corp.	7,046	47
*	Virginia Commerce Bancorp, Inc.	20,165	46
	Fifth Street Finance Corp.	4,611	46
	Glimcher Realty Trust REIT	15,734	46
	Kite Realty Group Trust REIT	15,523	45
	Wainwright Bank & Trust Co.	5,682	45
	Resource Capital Corp. REIT	13,800	44
	American National Bankshares Inc.	2,283	44
	Princeton National Bancorp, Inc.	2,999	44
*	Crawford & Co. Class B	9,050	43
	HF Financial Corp.	3,644	43
	U.S. Global Investors, Inc. Class A	4,600	43
*	Waterstone Financial, Inc.	14,279	42
	TICC Capital Corp.	9,386	41
	Heritage Financial Corp.	3,576	41
*	Ladenburg Thalmann Financial Services, Inc.	76,300	41
	OceanFirst Financial Corp.	3,436	41
	LSB Corp.	4,028	41
	K-Fed Bancorp	4,436	41
	First Security Group Inc.	10,668	41
	State Bancorp, Inc.	5,343	40
	First Community Bancshares, Inc.	3,079	40
	Eastern Virginia Bankshares, Inc.	4,460	39
	First Financial Holdings, Inc.	4,035	38
	Greene County Bancshares	8,402	38
	PremierWest Bancorp	10,955	37
	Shore Bancshares, Inc.	2,050	37
*	Virtus Investment Partners Inc.	2,481	36
*	Avatar Holding, Inc.	1,994	36
*	Harris & Harris Group, Inc.	6,200	36
	Old Second Bancorp, Inc.	6,115	36
	Farmers Capital Bank Corp.	1,430	36
*	Broadpoint Gleacher Securities Inc.	6,361	35
*	United Community Financial Corp.	32,272	35
	Ameriserv Financial Inc.	18,587	33
	NYMAGIC, Inc.	2,400	33
	Comm Bancorp, Inc.	843	33
	Strategic Hotels and Resorts, Inc. REIT	29,600	33
	Kansas City Life Insurance Co.	1,200	32
	CapLease, Inc. REIT	11,600	32
	Hersha Hospitality Trust REIT	12,700	31
	Smithtown Bancorp, Inc.	2,454	31
*	American Safety Insurance Holdings, Ltd.	2,300	31
*	Maguire Properties, Inc. REIT	36,800	31

	Jefferson Bancshares, Inc.	5,200	30
^	Hampton Roads Bankshares, Inc.	3,592	30
^	United Security Bancshares (CA)	5,868	30
*	Macatawa Bank Corp.	10,455	29
	First Bancorp, Inc.	1,500	29
	ASTA Funding, Inc.	5,300	29
	PMC Commercial Trust REIT	4,300	29
	Resource America, Inc.	5,286	28
*	Tree.com, Inc.	2,950	28
	United Security Bancshares, Inc.	1,292	28
	Gramercy Capital Corp. REIT	17,524	28

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	First Acceptance Corp.	13,145	28
	Education Realty Trust, Inc. REIT	6,521	28
	Provident Financial Holdings, Inc.	4,832	27
	Cogdell Spencer Inc. REIT	6,200	27
	Century Bancorp, Inc. Class A	1,440	27
	MBT Financial Corp.	11,530	27
*	United PanAm Financial Corp.	7,392	26
	MutualFirst Financial Inc.	2,926	26
	Heritage Commerce Corp.	7,000	26
^	W Holding Co., Inc.	1,821	26
	One Liberty Properties, Inc. REIT	4,398	25
	American Physicians Service Group, Inc.	1,090	25
	Winthrop Realty Trust REIT	2,759	25
*	Cowen Group, Inc.	2,900	24
	PennantPark Investment Corp.	3,300	23
	West Bancorporation	4,621	23
	North Valley Bancorp	4,618	23
*	Stratus Properties Inc.	3,604	23
	Alesco Financial, Inc. REIT	28,832	23
^	City Bank Lynnwood (WA)	9,265	22
	Investors Title Co.	812	22
	Colony Bankcorp, Inc.	3,062	22
*	Arlington Asset Investment Corp. Class A Shares REIT	56,688	22
	Capital Bank Corp.	4,502	21
*	TIB Financial Corp.	7,565	21
	BancTrust Financial Group, Inc.	7,033	21
	First Defiance Financial Corp.	1,600	21
	TF Financial Corp.	1,161	20
	Center Financial Corp.	8,115	20
*	Irwin Financial Corp.	27,837	20
*	First State Bancorporation	10,265	20
*	Rewards Network Inc.	5,200	20
	Amcore Financial, Inc.	23,844	20
	Pacific Continental Corp.	1,550	19
*	Meridian Interstate Bancorp, Inc.	2,492	19
	Kohlberg Capital Corp.	2,881	18
*	Intervest Bancshares Corp.	5,348	18
	Monmouth Real Estate Investment Corp. REIT	3,100	18
	First Place Financial Corp.	5,836	18
	Banner Corp.	4,700	18
	Unity Bancorp, Inc.	5,069	18
	Independent Bank Corp. (MI)	13,405	18
	HopFed Bancorp, Inc.	1,815	18
	Cadence Financial Corp.	7,800	17
	TierOne Corp.	8,416	17
	NewBridge Bancorp.	8,369	17
	Independence Holding Co.	2,602	17
	Bridge Bancorp, Inc.	600	16
	First of Long Island Corp.	700	16
	Bank of Marin Bancorp	600	16
	First M&F Corp.	3,952	16
*	Encore Bancshares, Inc.	2,207	16
	West Coast Bancorp	7,697	16

	Camco Financial Corp.	6,536	15
	Enterprise Financial Services Corp.	1,685	15
	Ameris Bancorp	2,421	15
^	Cascade Bancorp	10,816	15
	Sierra Bancorp	1,200	15
	Centerstate Banks of Florida	2,042	15
	Hawthorn Bancshares Inc.	1,519	15
	Yadkin Valley Bank and Trust Co.	2,100	15
*	CompuCredit Corp.	6,159	14
	Codorus Valley Bancorp, Inc.	2,097	13
	Newcastle Investment Corp. REIT	19,931	13

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	ESB Financial Corp.	1,000	13
	Anthracite Capital Inc. REIT	21,100	13
*	NewStar Financial, Inc.	6,812	13
*	BCSB Bancorp, Inc.	1,582	13
	Landmark Bancorp Inc.	786	13
	Arbor Realty Trust, Inc. REIT	7,200	13
*	Marlin Business Services Inc.	2,196	12
	Federal Agricultural Mortgage Corp. Class A	3,500	12
	Wayne Savings Bancshares, Inc.	2,079	12
*,^	Corus Bankshares Inc.	43,780	12
	Meta Financial Group, Inc.	554	12
	BankAtlantic Bancorp, Inc. Class A	3,067	12
	FNB Corp. (NC)	4,656	12
	First Federal Bancshares of Arkansas, Inc.	2,933	12
	Citizens South Banking Corp.	2,237	12
	Dynex Capital, Inc. REIT	1,400	11
	Seacoast Banking Corp. of Florida	4,564	11
*	Superior Bancorp	4,089	11
	Capitol Bancorp Ltd.	3,990	11
*	Flagstar Bancorp, Inc.	15,254	10
	QC Holdings Inc.	2,008	10
*	Metro Bancorp Inc.	500	10
*	Reis, Inc.	2,356	9
	HMN Financial, Inc.	2,621	9
	Atlantic Coast Federal Corp.	4,745	9
*	Specialty Underwriters' Alliance, Inc.	1,400	9
*	First Keystone Financial, Inc.	958	9
	Integra Bank Corp.	7,550	9
	Alliance Financial Corp.	300	9
*	Consumer Portfolio Services, Inc.	14,200	8
	Anchor Bancorp Wisconsin Inc.	6,479	8
	Mercantile Bank Corp.	2,546	8
	Thomas Properties Group, Inc.	5,320	8
*	American Independence Corp.	1,770	8
*	Guaranty Financial Group, Inc.	42,841	8
*	Deerfield Capital Corp.	1,764	8
	Care Investment Trust Inc.	1,500	8
*	Royal Bancshares of Pennsylvania, Inc.	4,060	8
	Capital Trust Class A REIT	5,099	7
	Ameriana Bancorp	1,926	7
*	First Regional Bancorp	5,600	7
	National Interstate Corp.	445	7
	Rockville Financial, Inc.	600	7
	Midwest Banc Holdings, Inc.	8,097	6
	Preferred Bank	1,573	6
*	Market Leader, Inc.	3,100	6
	NASB Financial Inc.	200	6
	PAB Bankshares, Inc.	2,196	6
	Eagle Bancorp, Inc.	636	6
	Advanta Corp. Class A	10,894	5
	BRT Realty Trust REIT	1,000	4
	Horizon Financial Corp.	3,993	4
	Federal Agricultural Mortgage Corp. Class C	900	4
	Patriot Capital Funding Inc.	2,500	4

	Diamond Hill Investment Group	100	4
	Advanta Corp. Class B	9,200	4
*	Community Bancorp	3,750	3
*	Vestin Realty Mortgage II, Inc.	1,269	3
*	AmericanWest Bancorporation	5,796	3
	CNB Financial Corp.	200	3
*	ZipRealty, Inc.	900	2
*	Citizens First Bancorp, Inc.	2,748	2
	First United Corp.	200	2
*,^	Security Bank Corp.	4,192	2

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Affirmative Insurance Holdings, Inc.	500	2
*	AMV Liquidating Trust	13,300	1
	Southern Community Financial Corp.	400	1
*	Valley National Bankcorp Warrants Exp. 6/30/15	570	1
	Fidelity Southern Corp.	303	1
	Cascade Financial Corp.	375	1
	Community Capital Corp.	115	1
	Grubb & Ellis Co.	600	—
*	EBS Litigation LLC	6,856	—
	Habersham Bancorp	66	—
*	Teton Advisors Inc. Class B	31	—
			674,117
Health Care (8.2%)
	Johnson & Johnson	1,297,385	73,691
	Pfizer Inc.	3,164,104	47,462
	Abbott Laboratories	724,939	34,101
	Wyeth	624,614	28,351
	Merck & Co., Inc.	991,742	27,729
*	Amgen Inc.	491,156	26,002
*	Gilead Sciences, Inc.	427,123	20,006
	Schering-Plough Corp.	762,801	19,162
	Bristol-Myers Squibb Co.	928,536	18,859
	Medtronic, Inc.	524,556	18,302
	Eli Lilly & Co.	480,008	16,627
	Baxter International, Inc.	288,026	15,254
	UnitedHealth Group Inc.	570,215	14,244
*	WellPoint Inc.	233,877	11,902
*	Medco Health Solutions, Inc.	230,363	10,507
*	Celgene Corp.	215,554	10,312
*	Covidien PLC	236,406	8,851
*	Express Scripts Inc.	120,901	8,312
*	Thermo Fisher Scientific, Inc.	197,123	8,037
	Becton, Dickinson & Co.	112,500	8,022
*	Boston Scientific Corp.	704,418	7,143
*	Genzyme Corp.	126,924	7,066
	Allergan, Inc.	142,601	6,785
*	St. Jude Medical, Inc.	161,502	6,638
*	Biogen Idec Inc.	139,488	6,298
	McKesson Corp.	128,531	5,655
	Stryker Corp.	139,595	5,548
	Aetna Inc.	216,375	5,420
	Cardinal Health, Inc.	169,247	5,170
*	Zimmer Holdings, Inc.	105,573	4,497
	Quest Diagnostics, Inc.	76,200	4,300
*	Forest Laboratories, Inc.	141,535	3,554
	C.R. Bard, Inc.	46,847	3,488
*	Laboratory Corp. of America Holdings	50,837	3,446
*	Life Technologies Corp.	81,414	3,397
	CIGNA Corp.	127,215	3,065
*	Intuitive Surgical, Inc.	18,403	3,012
*	Hospira, Inc.	74,913	2,886
*	Vertex Pharmaceuticals, Inc.	75,730	2,699
*	Humana Inc.	79,343	2,560
	AmerisourceBergen Corp.	143,052	2,538

*	DaVita, Inc.	48,836	2,415
*	Waters Corp.	46,209	2,378
*	Illumina, Inc.	56,928	2,217
*	Varian Medical Systems, Inc.	58,490	2,055
	DENTSPLY International Inc.	66,457	2,028
*	Cerner Corp.	32,424	2,020
*	Henry Schein, Inc.	42,052	2,016
*	Cephalon, Inc.	34,727	1,967
*	Mylan Inc.	143,427	1,872
*	Millipore Corp.	25,986	1,824

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Edwards Lifesciences Corp.	26,193	1,782
*	Hologic, Inc.	120,765	1,718
	Beckman Coulter, Inc.	29,776	1,701
*	Myriad Genetics, Inc.	44,674	1,593
*	Alexion Pharmaceuticals, Inc.	38,612	1,588
*	Watson Pharmaceuticals, Inc.	46,875	1,579
*	Covance, Inc.	29,939	1,473
*	ResMed Inc.	35,754	1,456
	Omnicare, Inc.	56,044	1,444
*	Coventry Health Care Inc.	70,374	1,317
*	Dendreon Corp.	52,833	1,313
*	IDEXX Laboratories, Inc.	27,970	1,292
*	Inverness Medical Innovations, Inc.	35,077	1,248
*	Mettler-Toledo International Inc.	15,837	1,222
	Pharmaceutical Product Development, Inc.	50,178	1,165
*	King Pharmaceuticals, Inc.	116,639	1,123
	IMS Health, Inc.	86,099	1,093
*	Community Health Systems, Inc.	43,071	1,088
	Techne Corp.	16,974	1,083
*	Charles River Laboratories, Inc.	31,775	1,072
*	VCA Antech, Inc.	40,000	1,068
*	Gen-Probe Inc.	24,620	1,058
	Universal Health Services Class B	21,497	1,050
	Perrigo Co. (U.S.Shares)	36,855	1,024
*	Endo Pharmaceuticals Holdings, Inc.	55,189	989
	PerkinElmer, Inc.	54,640	951
*	Valeant Pharmaceuticals International	36,448	937
*	United Therapeutics Corp.	11,240	937
*	Patterson Companies, Inc.	43,056	934
*	MEDNAX, Inc.	21,514	906
*	Sepracor Inc.	51,271	888
*	Amylin Pharmaceuticals, Inc.	65,090	879
	Owens & Minor, Inc.	19,770	866
	Teleflex Inc.	18,614	834
*	Lincare Holdings, Inc.	35,176	827
*	OSI Pharmaceuticals, Inc.	27,274	770
*	Onyx Pharmaceuticals, Inc.	27,198	769
*	Health Net Inc.	49,024	762
*	Nuvasive, Inc.	17,050	760
*	BioMarin Pharmaceutical Inc.	47,205	737
*	Thoratec Corp.	27,062	725
*	Isis Pharmaceuticals, Inc.	43,625	720
	STERIS Corp.	27,437	716
*	Haemonetics Corp.	12,162	693
*	Kinetic Concepts, Inc.	25,422	693
*	Bio-Rad Laboratories, Inc. Class A	8,905	672
*	AMERIGROUP Corp.	25,026	672
*	Auxilium Pharmaceuticals, Inc.	20,300	637
*	Tenet Healthcare Corp.	224,889	634
*	Warner Chilcott Ltd.	48,101	633
*	Magellan Health Services, Inc.	19,115	627
*	LifePoint Hospitals, Inc.	23,771	624
*	HealthSouth Corp.	41,648	601

*	HLTH Corp.	45,765	600
*	Health Management Associates Class A	115,504	571
*	Psychiatric Solutions, Inc.	24,966	568
*	Masimo Corp.	23,392	564
*	American Medical Systems Holdings, Inc.	35,392	559
*	Varian, Inc.	13,930	549
*	Regeneron Pharmaceuticals, Inc.	30,084	539
	West Pharmaceutical Services, Inc.	15,375	536
*	PSS World Medical, Inc.	28,550	528
	The Cooper Companies, Inc.	21,298	527
*	Dionex Corp.	8,500	519

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Medarex, Inc.	61,651	515
	Quality Systems, Inc.	8,900	507
*	Acorda Therapeutics Inc.	17,600	496
*	Cubist Pharmaceuticals, Inc.	26,906	493
*	Savient Pharmaceuticals Inc.	35,161	487
	Allscripts Healthcare Solutions, Inc.	30,700	487
*	HMS Holdings Corp.	11,933	486
*	Eclipsys Corp.	27,100	482
*	Alkermes, Inc.	44,014	476
	Hill-Rom Holdings, Inc.	28,813	467
*	Immucor Inc.	33,280	458
	PDL BioPharma Inc.	56,495	446
*	Catalyst Health Solutions, Inc.	17,850	445
	Meridian Bioscience Inc.	19,708	445
*	AMAG Pharmaceuticals, Inc.	8,033	439
	Medicis Pharmaceutical Corp.	26,392	431
*	Amedisys Inc.	12,734	420
	Chemed Corp.	10,500	415
*	Centene Corp.	20,700	414
*	PAREXEL International Corp.	27,200	391
*	AthenaHealth Inc.	10,300	381
*	WellCare Health Plans Inc.	20,159	373
*	Alnylam Pharmaceuticals Inc.	16,500	367
*	Geron Corp.	47,780	366
*	Cougar Biotechnology Inc.	8,300	357
*	AmSurg Corp.	16,300	349
*	Luminex Corp.	18,616	345
*	Wright Medical Group, Inc.	20,900	340
	Martek Biosciences Corp.	15,984	338
*	Theravance, Inc.	23,038	337
*	Seattle Genetics, Inc.	33,686	327
*	ev3 Inc.	29,837	320
*	PharMerica Corp.	16,254	319
*	Phase Forward Inc.	20,914	316
*	Celera Corp.	39,557	302
	Landauer, Inc.	4,900	301
*	Halozyme Therapeutics Inc.	43,100	300
*	Cepheid, Inc.	31,822	300
*	Par Pharmaceutical Cos. Inc.	19,727	299
*	Medivation Inc.	13,315	298
*	Volcano Corp.	21,009	294
*	Align Technology, Inc.	27,661	293
*	Nektar Therapeutics	44,576	289
*	Greatbatch, Inc.	12,541	284
*	Integra LifeSciences Holdings	10,601	281
*,^	MannKind Corp.	33,595	279
*	InterMune Inc.	18,200	277
*	Xenoport Inc.	11,900	276
*	Salix Pharmaceuticals, Ltd.	27,558	272
	Invacare Corp.	15,307	270
*	Cyberonics, Inc.	16,200	269
*	Healthspring, Inc.	24,700	268
*	Healthways, Inc.	19,713	265
*	Conceptus, Inc.	15,600	264

*	Exelixis, Inc.	53,505	261
*	CONMED Corp.	16,540	257
*	ICU Medical, Inc.	6,000	247
*	Vivus, Inc.	40,414	246
*	Hanger Orthopedic Group, Inc.	17,635	240
*	Allos Therapeutics Inc.	28,177	234
*	Human Genome Sciences, Inc.	81,363	233
*	Momenta Pharmaceuticals, Inc.	19,300	232
*	Orthovita, Inc.	44,616	230
*	ViroPharma Inc.	38,631	229

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Bio-Reference Laboratories, Inc.	7,244	229
*	Cypress Bioscience, Inc.	24,077	227
*	MedAssets, Inc.	11,500	224
	Computer Programs and Systems, Inc.	5,800	222
*	inVentiv Health, Inc.	16,315	221
*	Abaxis, Inc.	10,700	220
*	Gentiva Health Services, Inc.	13,331	219
*	Affymetrix, Inc.	36,894	219
*	Quidel Corp.	15,000	218
*	The Medicines Co.	26,016	218
	Analogic Corp.	5,900	218
*	Enzon Pharmaceuticals, Inc.	27,091	213
*	ImmunoGen, Inc.	24,400	210
*	Merit Medical Systems, Inc.	12,839	209
*	Natus Medical Inc.	17,700	204
	Brookdale Senior Living Inc.	20,587	201
*	ABIOMED, Inc.	22,400	198
*	Rigel Pharmaceuticals, Inc.	15,889	193
*	Kindred Healthcare, Inc.	15,232	188
*	Bruker BioSciences Corp.	20,164	187
*	Omnicell, Inc.	17,100	184
*	Ligand Pharmaceuticals Inc. Class B	63,799	182
*	Incyte Corp.	54,582	180
*	Res-Care, Inc.	12,200	174
*	Accuray Inc.	25,957	173
*	Inspire Pharmaceuticals, Inc.	29,885	166
*	Abraxis BioScience	4,441	164
*	RehabCare Group, Inc.	6,832	163
*	Novavax, Inc.	48,922	160
*	Universal American Corp.	17,857	156
*	Zoll Medical Corp.	8,000	155
*	SonoSite, Inc.	7,700	154
*	Sun Healthcare Group Inc.	17,929	151
*	Emeritus Corp.	11,336	150
*	Optimer Pharmaceuticals Inc.	9,900	148
*	Pain Therapeutics, Inc.	27,500	148
*	Palomar Medical Technologies, Inc.	9,700	142
*	Symmetry Medical Inc.	15,100	141
*	MWI Veterinary Supply Inc.	4,000	139
*	AMN Healthcare Services, Inc.	21,605	138
*	Air Methods Corp.	5,000	137
*	Sirona Dental Systems Inc.	6,776	135
*	Somanetics Corp.	8,183	135
*	Orthofix International N.V.	5,401	135
*	NPS Pharmaceuticals Inc.	28,946	135
*	Arena Pharmaceuticals, Inc.	27,008	135
*	SurModics, Inc.	5,945	135
*	Odyssey Healthcare, Inc.	13,000	134
*	Neogen Corp.	4,602	133
*	Immunomedics Inc.	52,175	133
*	Genoptix, Inc.	4,100	131
*	CorVel Corp.	5,756	131
*	LHC Group Inc.	5,900	131
*	Maxygen Inc.	19,491	131

*	Sangamo BioSciences, Inc.	26,483	131
*	ArQule, Inc.	21,301	131
*	Medical Action Industries Inc.	11,150	128
*	Noven Pharmaceuticals, Inc.	8,900	127
*	IRIS International, Inc.	10,700	126
*	Metabolix Inc.	15,284	126
*	NxStage Medical, Inc.	21,100	124
*	Questcor Pharmaceuticals, Inc.	24,622	123
*	Spectranetics Corp.	24,896	123
*	Cross Country Healthcare, Inc.	17,700	122

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	IPC The Hospitalist Co.	4,550	121
*	BioScrip Inc.	20,408	121
*	I-Flow Corp.	17,400	121
*	eResearch Technology, Inc.	19,350	120
*	US Physical Therapy, Inc.	8,100	119
*	Kensey Nash Corp.	4,291	112
*	Sequenom, Inc.	28,330	111
*	Molina Healthcare Inc.	4,618	110
*	Emergency Medical Services LP Class A	3,000	110
*	Endologix, Inc.	32,493	109
*	Assisted Living Concepts Inc.	7,344	107
*	America Service Group Inc.	6,643	107
*	Facet Biotech Corp.	11,439	106
*	Accelrys Inc.	17,107	101
*	Peregrine Pharmaceuticals, Inc.	118,381	99
*	Albany Molecular Research, Inc.	11,811	99
*	Dexcom Inc.	15,800	98
*	Pozen Inc.	12,462	96
*	Rochester Medical Corp.	7,086	95
*	Array BioPharma Inc.	29,985	94
*	RTI Biologics, Inc.	21,863	94
	National Healthcare Corp.	2,400	91
*	Progenics Pharmaceuticals, Inc.	17,436	90
*,^	Hemispherx Biopharma, Inc.	35,200	89
	Merge Healthcare Inc.	20,581	88
*	TomoTherapy, Inc.	31,606	87
*	Zymogenetics, Inc.	18,875	87
*	Pharmasset, Inc.	7,700	87
*	Clinical Data, Inc.	7,800	86
*	OraSure Technologies, Inc.	34,290	85
*	American Dental Partners, Inc.	9,309	84
*	Lexicon Pharmaceuticals Inc.	67,009	83
*	Nabi Biopharmaceuticals	34,071	82
*	GTx, Inc.	8,800	81
*	Micromet, Inc.	16,130	80
*,^	StemCells, Inc.	46,900	80
*	Triple-S Management Corp.	5,100	80
*	Alliance HealthCare Services Inc.	10,800	79
*	SciClone Pharmaceuticals, Inc.	30,457	78
*	CryoLife Inc.	14,000	78
*	DURECT Corp.	31,841	76
*	Hansen Medical Inc.	15,321	76
*	Continucare Corp.	32,435	76
*	Genomic Health, Inc.	4,300	75
*	Cantel Medical Corp.	4,500	73
*	Neurocrine Biosciences, Inc.	22,534	73
*	Capital Senior Living Corp.	15,700	71
*,^	Osiris Therapeutics, Inc.	5,258	71
*	HealthTronics Surgical Services, Inc.	34,556	69
*	MedCath Corp.	5,899	69
*	Emergent BioSolutions Inc.	4,800	69
*	CardioNet, Inc.	4,200	69
*	Biomimetic Therapeutics, Inc.	7,381	68
*	SuperGen, Inc.	33,900	68

*	Akorn, Inc.	56,444	68
*	Cadence Pharmaceuticals, Inc.	6,500	65
*	Vital Images, Inc.	5,700	65
*	Vanda Parmaceuticals, Inc.	5,400	64
*	Idenix Pharmaceuticals Inc.	17,134	63
*	SIGA Technologies, Inc.	7,433	63
*	Synovis Life Technologies, Inc.	2,995	62
*	Insulet Corp.	7,700	59
*	Discovery Laboratories, Inc.	56,046	58
*	ATS Medical, Inc.	17,226	57

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Cytrx Corp.	51,700	56
*	DepoMed, Inc.	17,306	56
*	Amicas, Inc.	20,076	56
*	Clarient, Inc.	14,890	55
*	Cardiac Science Corp.	13,656	55
*	Stereotaxis Inc.	14,107	55
*	Dyax Corp.	25,397	54
*	XOMA Ltd.	65,000	53
*	K-V Pharmaceutical Co. Class A	16,333	52
*	Myriad Pharmaceuticals Inc.	11,168	52
*	Adolor Corp.	29,428	52
*	Kendle International Inc.	4,000	49
*	MiddleBrook Pharmaceuticals Inc.	36,023	49
*	Almost Family Inc.	1,800	47
*	AVI BioPharma, Inc.	29,300	46
*	Spectrum Pharmaceuticals Inc.	6,000	46
	Young Innovations, Inc.	2,100	46
*	Skilled Healthcare Group Inc.	6,000	45
*	Cambrex Corp.	10,772	44
*	Ardea Biosciences, Inc.	2,670	42
*	Novamed, Inc.	10,600	42
*	Enzo Biochem, Inc.	9,435	42
*	Affymax Inc.	2,254	42
*	Aspect Medical Systems, Inc.	6,996	41
*	Anadys Pharmaceuticals Inc.	21,879	41
	Atrion Corp.	300	40
*,^	Generex Biotechnology Corp.	66,500	38
*	Anika Resh Inc.	8,000	38
*	Rural/Metro Corp.	14,870	38
*	Alphatec Holdings, Inc.	11,000	37
*	Allion Healthcare Inc.	6,100	36
*	Monogram Biosciences Inc.	7,963	36
*	Orexigen Therapeutics Inc.	7,000	36
*	Aastrom Biosciences, Inc.	83,800	35
*	Matrixx Initiatives, Inc.	6,300	35
*	Sunrise Senior Living, Inc.	21,300	35
*	Columbia Laboratories Inc.	30,465	35
*	GenVec, Inc.	47,497	35
	Psychemedics Corp.	4,980	34
*	LCA-Vision Inc.	8,112	34
*	Acadia Pharmaceuticals Inc.	15,540	34
*	Providence Service Corp.	3,100	34
*	Telik, Inc.	39,883	34
*	Five Star Quality Care, Inc.	17,293	33
*	BMP Sunstone Corp.	6,943	33
*	Vical, Inc.	12,115	33
	Ensign Group Inc.	2,292	33
*	Life Sciences Research, Inc.	4,500	32
*	ARIAD Pharmaceuticals, Inc.	20,212	32
*	Osteotech, Inc.	7,187	32
*	Santarus Inc.	11,122	31
*	Hi-Tech Pharmacal Co., Inc.	3,513	31
*	Caliper Life Sciences, Inc.	17,380	31

*	Insmed Inc.	30,050	30
*	Penwest Pharmaceuticals Co.	10,450	30
*	Nighthawk Radiology Holdings, Inc.	7,985	30
*	Harvard Bioscience, Inc.	7,434	29
*	Allied Healthcare International Inc.	13,317	29
*	Hooper Holmes, Inc.	63,605	28
*	Icad Inc.	21,400	28
*	Avanir Pharmaceuticals Class A	12,100	27
*	Javelin Pharmaceuticals, Inc.	21,776	27
*	EntreMed, Inc.	53,110	27
*	Curis, Inc.	16,670	27

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Celldex Therapeutics, Inc.	3,360	26
*	BioSphere Medical Inc.	10,860	26
*	BioLase Technology, Inc.	15,314	26
*	Exactech, Inc.	1,758	25
*	National Dentex Corp.	3,896	25
*	Idera Pharmaceuticals, Inc.	4,300	25
	Trimeris, Inc.	12,404	25
*	BioCryst Pharmaceuticals, Inc.	6,000	24
*	Cutera, Inc.	2,800	24
*	Micrus Endovascular Corp.	2,600	24
*	Ista Pharmaceuticals Inc.	5,337	22
*	CuraGen Corp.	15,252	22
*	ThermoGenesis Corp.	33,937	21
*	Poniard Pharmaceuticals, Inc.	3,573	21
*	Cytokinetics, Inc.	7,525	21
*	PDI, Inc.	5,100	21
*	Obagi Medical Products, Inc.	2,700	20
*	Cerus Corp.	18,474	19
*	Exact Sciences Corp.	7,166	19
*	Antigenics, Inc.	8,912	19
*	Pharmacyclics, Inc.	12,630	17
*	Caraco Pharmaceutical Laboratories, Ltd.	5,444	17
*	AspenBio Pharma, Inc.	6,000	16
*	deCODE genetics, Inc.	30,173	16
*	Theragenics Corp.	11,916	15
*	Oxigene, Inc.	6,748	15
*	Orthologic Corp.	20,010	14
*	Opko Health, Inc.	7,900	14
*	Repligen Corp.	2,500	14
*	RXi Pharmaceuticals Corp.	2,936	13
*	RadNet, Inc.	5,579	13
*	Hythiam Inc.	43,818	13
*	Orchid Cellmark, Inc.	7,589	12
*	Strategic Diagnostics Inc.	9,612	11
*	OTIX Global, Inc.	13,930	11
*	Corcept Therapeutics Inc.	13,426	11
*	Avigen, Inc.	7,930	10
*	Biodel Inc.	2,000	10
*	Cynosure Inc.	1,300	10
*	CPEX Pharmaceuticals, Inc.	940	9
*,^	Cell Genesys, Inc.	31,265	9
*	Animal Health International, Inc.	5,800	9
*	Infinity Pharmaceuticals, Inc.	1,525	9
*	Alexza Pharmaceuticals, Inc.	3,696	9
*	Candela Corp.	8,123	8
*	NMT Medical, Inc.	3,531	8
*	Synta Pharmaceuticals Corp.	2,800	6
*	IVAX Diagnostics, Inc.	8,700	6
*	Dynavax Technologies Corp.	4,363	6
*	STAAR Surgical Co.	2,300	6
*	ADVENTRX Pharmaceuticals, Inc.	35,400	5
*	Repros Therapeutics, Inc.	700	5
*	Chindex International, Inc.	400	5
*	GTC Biotherapeutics, Inc.	1,398	4

*	Mediware Information Systems, Inc.	500	3
*	DUSA Pharmaceuticals, Inc.	2,300	3
*	Arrowhead Research Corp.	5,498	2
*	SCOLR Pharma Inc.	6,600	2
*	Neurogen Corp.	7,920	2
*	Digirad Corp.	1,200	2
*	Epicept Corp.	1,913	1
*	MAP Pharmaceuticals Inc.	100	1
*	Combinatorx, Inc.	1,300	1
*	Dialysis Corp. of America	200	1

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Vascular Solutions, Inc.	100	1
*	Inhibitex Inc.	1,400	1
*	Neurobiological Technolgoies, Inc.	776	1
*	Palatin Technologies, Inc.	1,600	—
			643,155
Industrials (6.2%)
	General Electric Co.	4,957,680	58,104
	United Technologies Corp.	420,475	21,848
	3M Co.	309,209	18,583
	United Parcel Service, Inc.	317,896	15,892
	The Boeing Co.	323,605	13,753
	Lockheed Martin Corp.	157,697	12,718
	Union Pacific Corp.	236,132	12,293
	Burlington Northern Santa Fe Corp.	159,301	11,715
	Emerson Electric Co.	354,235	11,477
	Honeywell International Inc.	327,647	10,288
	Caterpillar, Inc.	282,225	9,325
	General Dynamics Corp.	153,931	8,526
	Raytheon Co.	186,722	8,296
	Deere & Co.	198,348	7,924
	Danaher Corp.	127,079	7,846
	FedEx Corp.	138,730	7,716
	Illinois Tool Works, Inc.	199,042	7,432
	Northrop Grumman Corp.	145,853	6,663
	CSX Corp.	187,341	6,488
	Norfolk Southern Corp.	171,904	6,476
	Waste Management, Inc.	219,036	6,168
	Tyco International Ltd.	222,073	5,769
	PACCAR, Inc.	161,635	5,255
	Precision Castparts Corp.	65,737	4,801
	Fluor Corp.	85,230	4,371
	Republic Services, Inc. Class A	177,264	4,327
	C.H. Robinson Worldwide Inc.	79,667	4,155
	L-3 Communications Holdings, Inc.	55,721	3,866
	ITT Industries, Inc.	81,382	3,621
*	First Solar, Inc.	21,089	3,419
	Expeditors International of Washington, Inc.	99,482	3,317
	Eaton Corp.	73,899	3,297
	Parker Hannifin Corp.	75,424	3,240
	Cummins Inc.	89,800	3,162
	Ingersoll-Rand Co.	149,545	3,125
	Rockwell Collins, Inc.	74,209	3,097
	Goodrich Corp.	58,125	2,904
	Dover Corp.	87,342	2,890
	W.W. Grainger, Inc.	29,943	2,452
*	Iron Mountain, Inc.	85,259	2,451
	Cooper Industries, Inc. Class A	78,478	2,437
*	Jacobs Engineering Group Inc.	57,840	2,434
	Southwest Airlines Co.	347,954	2,342
*	McDermott International, Inc.	107,180	2,177
	Rockwell Automation, Inc.	66,723	2,143
*	Quanta Services, Inc.	92,402	2,137
	Pitney Bowes, Inc.	97,041	2,128
	Fastenal Co.	62,846	2,085

	The Dun & Bradstreet Corp.	25,126	2,040
*	Stericycle, Inc.	38,062	1,961
*	URS Corp.	39,331	1,948
	Roper Industries Inc.	42,247	1,914
*	Delta Air Lines Inc.	329,168	1,906
	Flowserve Corp.	26,320	1,837
	AMETEK, Inc.	50,289	1,739
	Joy Global Inc.	48,175	1,721
	Masco Corp.	169,683	1,626
	Robert Half International, Inc.	67,735	1,600

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Manpower Inc.	36,976	1,566
	Equifax, Inc.	59,687	1,558
	Cintas Corp.	64,912	1,483
	Pall Corp.	55,800	1,482
*	Foster Wheeler AG	59,702	1,418
	KBR Inc.	76,400	1,409
*	Navistar International Corp.	30,279	1,320
*	Alliant Techsystems, Inc.	15,470	1,274
	J.B. Hunt Transport Services, Inc.	41,690	1,273
*	Aecom Technology Corp.	39,464	1,263
*	AGCO Corp.	43,403	1,262
	SPX Corp.	25,743	1,261
*	IHS Inc. Class A	24,497	1,222
*	FTI Consulting, Inc.	23,980	1,216
	Textron, Inc.	125,688	1,214
	Donaldson Co., Inc.	34,557	1,197
*	Copart, Inc.	33,524	1,162
	Avery Dennison Corp.	45,199	1,161
	Pentair, Inc.	44,260	1,134
	R.R. Donnelley & Sons Co.	97,306	1,131
*	Shaw Group, Inc.	39,506	1,083
	Harsco Corp.	37,746	1,068
	Bucyrus International, Inc.	35,350	1,010
*	Covanta Holding Corp.	58,353	990
*	Waste Connections, Inc.	37,650	975
*	Corrections Corp. of America	56,722	964
	IDEX Corp.	39,053	960
*	General Cable Corp.	24,352	915
	Landstar System, Inc.	24,270	872
*	Tetra Tech, Inc.	28,338	812
	Con-way, Inc.	21,926	774
*	Kirby Corp.	24,000	763
	Hubbell Inc. Class B	23,549	755
	Watson Wyatt & Co. Holdings	20,090	754
	Ryder System, Inc.	26,650	744
	MSC Industrial Direct Co., Inc. Class A	20,654	733
	Lincoln Electric Holdings, Inc.	20,225	729
*	Thomas & Betts Corp.	25,032	722
	Lennox International Inc.	22,205	713
*	Kansas City Southern	43,950	708
	CLARCOR Inc.	24,170	706
	Wabtec Corp.	21,714	699
*	Hertz Global Holdings Inc.	86,700	693
	Carlisle Co., Inc.	28,812	693
*	Spirit Aerosystems Holdings Inc.	49,510	680
	Kennametal, Inc.	35,082	673
	Regal-Beloit Corp.	16,900	671
*	TransDigm Group, Inc.	18,400	666
*,^	SunPower Corp. Class A	25,000	666
	The Timken Co.	38,795	663
*	Monster Worldwide Inc.	55,303	653
*	BE Aerospace, Inc.	45,157	648
*	GrafTech International Ltd.	57,198	647
	Curtiss-Wright Corp.	21,568	641

	Valmont Industries, Inc.	8,757	631
*	EMCOR Group, Inc.	30,900	622
	Graco, Inc.	28,091	619
	The Brink's Co.	21,256	617
*	Gardner Denver Inc.	24,392	614
	GATX Corp.	23,436	603
*	Terex Corp.	49,800	601
	Brady Corp. Class A	23,462	589
	Woodward Governor Co.	28,700	568
	Watsco, Inc.	11,600	568

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	ESCO Technologies Inc.	12,600	564
	Nordson Corp.	14,459	559
*	AMR Corp.	134,776	542
	Granite Construction Co.	16,277	542
*	Clean Harbors Inc.	9,975	539
*	Teledyne Technologies, Inc.	16,421	538
	Acuity Brands, Inc.	19,012	533
	The Toro Co.	17,600	526
*	Continental Airlines, Inc. Class B	59,289	525
*	American Superconductor Corp.	19,908	523
	Kaydon Corp.	15,788	514
	Baldor Electric Co.	21,319	507
*	UTI Worldwide, Inc.	44,228	504
	Oshkosh Truck Corp.	34,668	504
	Trinity Industries, Inc.	36,988	504
	Crane Co.	21,997	491
	Knight Transportation, Inc.	29,565	489
*	Moog Inc.	18,700	483
*	SunPower Corp. Class B	19,894	476
*	WESCO International, Inc.	18,725	469
*	Genesee & Wyoming Inc. Class A	17,639	468
*	JetBlue Airways Corp.	109,451	467
*	Geo Group Inc.	24,700	459
*	Owens Corning Inc.	35,897	459
*	Old Dominion Freight Line, Inc.	13,650	458
	Alexander & Baldwin, Inc.	19,429	455
*	Hexcel Corp.	45,600	435
	Heartland Express, Inc.	29,318	432
*	Orbital Sciences Corp.	27,800	422
*	Huron Consulting Group Inc.	8,890	411
	Werner Enterprises, Inc.	22,177	402
	Mine Safety Appliances Co.	16,602	400
	Herman Miller, Inc.	25,987	399
*	United Stationers, Inc.	11,419	398
	Simpson Manufacturing Co.	18,300	396
	Rollins, Inc.	22,250	385
*	Esterline Technologies Corp.	14,000	379
	Actuant Corp.	30,960	378
	Belden Inc.	22,425	374
	Mueller Industries Inc.	17,929	373
	Applied Industrial Technology, Inc.	18,689	368
	ABM Industries Inc.	20,350	368
*	EnerSys	20,080	365
*	Hub Group, Inc.	17,307	357
*	Resources Connection, Inc.	20,800	357
	Otter Tail Corp.	16,268	355
*	CoStar Group, Inc.	8,717	348
	A.O. Smith Corp.	10,545	343
*	The Middleby Corp.	7,753	340
*	Mastec Inc.	28,575	335
*	AAR Corp.	20,800	334
	The Manitowoc Co., Inc.	63,248	333
*	USG Corp.	32,700	329
	The Corporate Executive Board Co.	15,845	329

*	MPS Group, Inc.	42,951	328
*	Force Protection, Inc.	37,036	327
*	AirTran Holdings, Inc.	52,800	327
	American Science & Engineering, Inc.	4,700	325
	EnergySolutions	35,200	324
*	Alaska Air Group, Inc.	17,678	323
*	Energy Conversion Devices, Inc.	22,606	320
*	Beacon Roofing Supply, Inc.	22,075	319
	HNI Corp.	17,635	318
	Healthcare Services Group, Inc.	17,642	315

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Insituform Technologies Inc. Class A	18,400	312
	Triumph Group, Inc.	7,806	312
*	Navigant Consulting, Inc.	24,078	311
	Arkansas Best Corp.	11,800	311
	Forward Air Corp.	14,553	310
	Briggs & Stratton Corp.	23,196	309
	Deluxe Corp.	23,837	305
	Watts Water Technologies, Inc.	14,111	304
	Genco Shipping and Trading Ltd.	13,908	302
	Robbins & Myers, Inc.	15,400	296
*	Mobile Mini, Inc.	20,200	296
	Administaff, Inc.	12,700	296
*	Sykes Enterprises, Inc.	16,067	291
	Ameron International Corp.	4,300	288
	Cubic Corp.	7,900	283
*	II-VI, Inc.	12,700	282
	Skywest, Inc.	27,500	280
*	Allegiant Travel Co.	6,846	271
*	Chart Industries, Inc.	13,917	253
*	GeoEye Inc.	10,668	251
*	Evergreen Solar, Inc.	115,307	250
	Barnes Group, Inc.	20,864	248
*	Griffon Corp.	29,790	248
*	Astec Industries, Inc.	8,243	245
*	Korn/Ferry International	22,900	244
	Steelcase Inc.	40,826	238
*	Axsys Technologies, Inc.	4,400	236
	Franklin Electric, Inc.	8,900	231
	Aircastle Ltd.	30,926	227
	Badger Meter, Inc.	5,482	225
*	Tutor Perini Corp.	12,800	222
*	Avis Budget Group, Inc.	39,293	222
	Universal Forest Products, Inc.	6,621	219
*	EnPro Industries, Inc.	12,119	218
*	Ceradyne, Inc.	12,246	216
*	Dycom Industries, Inc.	19,090	211
	Apogee Enterprises, Inc.	16,700	205
*	UAL Corp.	63,022	201
	Seaboard Corp.	177	199
	Kaman Corp. Class A	11,851	198
*	Stanley Inc.	5,800	191
	Comfort Systems USA, Inc.	18,300	188
*	The Advisory Board Co.	7,291	187
	Mueller Water Products, Inc. Class A	49,174	184
*	Interline Brands, Inc.	13,304	182
	Raven Industries, Inc.	7,100	182
*	Blount International, Inc.	20,937	180
	Quanex Building Products Corp.	15,990	179
*	CBIZ Inc.	25,023	178
*	Taser International Inc.	38,100	174
	Knoll, Inc.	22,700	172
	Encore Wire Corp.	8,050	172
	AAON, Inc.	8,330	166

*	Acacia Research - Acacia Technologies	21,031	166
*	Kforce Inc.	20,007	165
*	Aerovironment Inc.	5,300	164
	HEICO Corp.	4,500	163
*	TrueBlue, Inc.	19,304	162
*	AZZ Inc.	4,614	159
*	Argon ST, Inc.	7,695	158
	CIRCOR International, Inc.	6,700	158
*	Atlas Air Worldwide Holdings, Inc.	6,800	158
*	FuelCell Energy, Inc.	37,418	156
	McGrath RentCorp	8,200	156

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Layne Christensen Co.	7,508	154
*	Orion Marine Group, Inc.	8,000	152
*	Energy Recovery Inc.	21,262	151
*	DynCorp International Inc. Class A	8,949	150
*	H&E Equipment Services, Inc.	15,893	149
	Heidrick & Struggles International, Inc.	8,100	148
*	School Specialty, Inc.	7,299	147
	G & K Services, Inc. Class A	6,939	147
*	Spherion Corp.	35,599	147
	Lindsay Manufacturing Co.	4,350	144
	American Ecology Corp.	7,800	140
*	Polypore International Inc.	12,400	138
*	Armstrong Worldwide Industries, Inc.	8,356	138
*	L.B. Foster Co. Class A	4,500	135
*	Exponent, Inc.	5,516	135
	Tredegar Corp.	10,055	134
*	RSC Holdings Inc.	19,800	133
	Great Lakes Dredge & Dock Co.	27,781	133
*	Altra Holdings Inc.	17,700	133
*	Celadon Group Inc.	15,625	131
	Gorman-Rupp Co.	6,452	130
	Viad Corp.	7,547	130
*	MYR Group, Inc.	6,400	129
	American Woodmark Corp.	5,385	129
*	Marten Transport, Ltd.	6,150	128
*	Amerco, Inc.	3,428	127
*	Cenveo Inc.	30,001	127
	Tennant Co.	6,900	127
	HEICO Corp. Class A	4,304	126
*	US Airways Group Inc.	51,560	125
*	American Reprographics Co.	15,057	125
	Federal Signal Corp.	16,353	125
	Ennis, Inc.	10,009	125
*	Columbus McKinnon Corp.	9,837	124
	John Bean Technologies Corp.	9,800	123
*	ATC Technology Corp.	8,429	122
	Albany International Corp.	10,722	122
*	United Rentals, Inc.	18,680	121
*	Fuel-Tech N.V.	12,400	120
*	Dollar Thrifty Automotive Group, Inc.	8,500	119
*	Furmanite Corp.	26,197	117
	Ampco-Pittsburgh Corp.	4,900	115
*	China BAK Battery, Inc.	38,500	114
*	Michael Baker Corp.	2,659	113
*	Republic Airways Holdings Inc.	17,114	112
	Houston Wire & Cable Co.	9,300	111
	Interface, Inc.	17,743	110
	Applied Signal Technology, Inc.	4,300	110
	Freightcar America Inc.	6,515	110
*	Northwest Pipe Co.	3,150	109
	Ducommun, Inc.	5,800	109
*	Perma-Fix Environmental Services, Inc.	44,758	108
*	Waste Services, Inc.	20,632	107
	Eagle Bulk Shipping Inc.	22,733	107

*	Sterling Construction Co., Inc.	6,900	105
*	Powell Industries, Inc.	2,832	105
*	Titan Machinery, Inc.	8,200	104
*	Team, Inc.	6,636	104
	CDI Corp.	9,300	104
	Kelly Services, Inc. Class A	9,400	103
*	CRA International Inc.	3,678	102
*	M&F Worldwide Corp.	5,100	102
*	Rush Enterprises, Inc. Class A	8,750	102
*	EnerNOC Inc.	4,600	100

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Titan International, Inc.	13,125	98
*	Colfax Corp.	12,600	97
*	Hawaiian Holdings, Inc.	15,400	93
	Kimball International, Inc. Class B	14,764	92
*	Power-One, Inc.	61,057	91
*	Saia, Inc.	5,051	91
*	Cornell Cos., Inc.	5,600	91
	Diamond Management and Technology Consultants, Inc.	21,275	89
	Vicor Corp.	12,179	88
*	Metalico, Inc.	18,800	88
*,^	Capstone Turbine Corp.	104,276	87
*	LECG Corp.	26,474	86
*	Innerworkings, Inc.	18,129	86
*	Kadant Inc.	7,610	86
*	Pike Electric Corp.	6,910	83
*	Valence Technology Inc.	46,165	83
*	American Commercial Lines Inc.	5,280	82
*	Willis Lease Finance Corp.	6,189	81
	Met-Pro Corp.	7,266	79
*,^	Ener1, Inc.	14,326	78
	Macquarie Infrastructure Co. LLC	18,800	77
*	Flow International Corp.	32,500	76
	Bowne & Co., Inc.	11,423	74
	Aceto Corp.	11,107	74
	Cascade Corp.	4,700	74
*	Consolidated Graphics, Inc.	4,100	71
	Dynamic Materials Corp.	3,700	71
*	Microvision, Inc.	23,195	71
*	Herley Industries Inc.	6,452	71
	Graham Corp.	5,200	69
*	ICF International, Inc.	2,500	69
*	Ultralife Corp.	9,200	66
*	Trex Co., Inc.	4,900	66
*	Plug Power, Inc.	70,838	64
*	GP Strategies Corp.	10,600	62
	Todd Shipyards Corp.	3,676	61
*	Dynamex Inc.	3,900	60
*,^	Advanced Battery Technologies Inc.	14,700	59
*	3D Systems Corp.	8,104	58
*	Integrated Electrical Services, Inc.	7,350	57
	Standex International Corp.	4,900	57
*	Miller Industries, Inc.	6,446	57
	Gibraltar Industries Inc.	8,200	56
*	Ladish Co., Inc.	4,300	56
*	Acco Brands Corp.	19,708	56
*	GenCorp, Inc.	29,000	55
*	Odyssey Marine Exploration, Inc.	34,066	54
	NACCO Industries, Inc. Class A	1,891	54
	Alamo Group, Inc.	5,242	53
*	GT Solar International Inc.	9,700	52
	Courier Corp.	3,348	51
	Sun Hydraulics Corp.	3,100	50
	Multi-Color Corp.	4,087	50

	TAL International Group, Inc.	4,590	50
*	K-Tron International, Inc	600	48
*	Tecumseh Products Co. Class A	4,923	48
	Insteel Industries, Inc.	5,800	48
*	COMSYS IT Partners Inc.	7,856	46
*	Builders FirstSource, Inc.	10,869	45
*	Kratos Defense & Security Inc.	50,430	45
*	PMFG Inc.	5,000	44
*	Protection One, Inc.	9,824	42
*	APAC Teleservices, Inc.	8,134	42
*	DXP Enterprises Inc	3,600	41

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Volt Information Sciences Inc.	6,300	39
*	ICT Group, Inc.	4,456	39
	International Shipholding Corp.	1,442	39
*	YRC Worldwide, Inc.	22,350	39
*	United Capital Corp.	2,064	38
*	Hill International Inc.	8,700	37
*	WCA Waste Corp.	9,763	37
	Sauer-Danfoss, Inc.	6,000	37
	The Greenbrier Cos., Inc.	5,100	37
*	Intersections Inc.	7,870	37
	Horizon Lines Inc.	9,400	36
	Preformed Line Products Co.	823	36
*	Fushi Copperweld, Inc.	4,300	36
*	TRC Cos., Inc.	8,800	35
*	USA Truck, Inc.	2,600	35
*	TBS International Ltd.	4,500	35
*	Bluelinx Holdings Inc.	11,400	34
*	Lydall, Inc.	9,942	34
*	On Assignment, Inc.	8,600	34
*	PowerSecure International, Inc.	7,800	33
*,^	C & D Technologies, Inc.	16,400	33
	LSI Industries Inc.	6,007	33
*	Standard Parking Corp.	1,900	31
*	Air Transport Services Group Inc.	13,274	31
	Schawk, Inc.	4,100	31
	Lawson Products, Inc.	2,138	30
	Pacer International, Inc.	13,300	30
*	Astronics Corp.	2,800	29
*	UQM Technologies, Inc.	10,950	28
	Virco Manufacturing Corp.	7,736	27
*	Active Power, Inc.	31,013	27
*	Xerium Technologies Inc.	24,262	27
*	Covenant Transport, Inc.	4,806	26
*	Magnatek, Inc.	19,000	26
	Innovative Solutions and Support, Inc.	5,724	26
*	TriMas Corp.	7,500	25
*	LMI Aerospace, Inc.	2,400	24
*	Hudson Highland Group, Inc.	12,330	24
	Wabash National Corp.	33,250	23
*	La Barge, Inc.	2,400	22
*	Casella Waste Systems, Inc.	10,781	21
*	Pinnacle Airlines Corp.	7,373	21
*	P.A.M. Transportation Services, Inc.	3,663	20
	Barrett Business Services, Inc.	1,900	20
	Quixote Corp.	6,748	19
*	Patriot Transportation Holding, Inc.	261	19
*	NCI Building Systems, Inc.	7,200	19
*	Flanders Corp.	3,100	19
	The Standard Register Co.	5,676	18
	VSE Corp.	700	18
	American Railcar Industries, Inc.	2,200	18
*	First Advantage Corp. Class A	1,110	17
*	Applied Energetics, Inc.	34,281	16
*	Park-Ohio Holdings Corp.	4,400	15

	L.S. Starrett Co. Class A	2,200	15
	Frozen Food Express Industries, Inc.	4,700	15
	Superior Uniform Group, Inc.	2,008	15
*	Quality Distribution Inc.	6,326	13
	NN, Inc.	7,480	13
	Omega Flex Inc.	810	12
*	SL Industries, Inc.	1,700	12
*	Rush Enterprises, Inc. Class B	1,149	11
*	Hurco Cos., Inc.	700	11
	Twin Disc, Inc.	1,600	11

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Tecumseh Products Co. Class B	1,000	11
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	10
*	Innotrac Corp.	5,748	9
	Universal Truckload Services, Inc.	600	9
*	Commercial Vehicle Group Inc.	6,012	9
	Hardinge, Inc.	2,000	8
*	Medis Technology Ltd.	16,600	8
*	Arotech Corp.	4,507	8
*	The Allied Defense Group, Inc.	1,100	5
*	PRG-Schultz International, Inc.	1,681	5
*	SatCon Technology Corp.	2,200	4
	Sypris Solutions, Inc.	2,100	3
*	AMREP Corp.	200	2
*	ExpressJet Holdings, Inc.	1,305	2
*	Mesa Air Group Inc.	13,000	1
*	BMC Industries, Inc.	29,237	—
			488,928
Information Technology (11.0%)
	Microsoft Corp.	3,753,396	89,218
	International Business Machines Corp.	629,375	65,719
*	Apple Inc.	417,769	59,503
*	Cisco Systems, Inc.	2,738,023	51,037
*	Google Inc.	112,716	47,520
	Hewlett-Packard Co.	1,129,319	43,648
	Intel Corp.	2,608,998	43,179
	Oracle Corp.	1,893,686	40,563
	QUALCOMM Inc.	773,744	34,973
	Visa Inc.	210,645	13,115
	Texas Instruments, Inc.	598,832	12,755
*	EMC Corp.	957,292	12,541
	Corning, Inc.	729,507	11,716
*	Dell Inc.	820,961	11,272
*	Yahoo! Inc.	618,452	9,685
	Accenture Ltd.	284,938	9,534
*	eBay Inc.	511,557	8,763
	Automatic Data Processing, Inc.	236,898	8,396
	Motorola, Inc.	1,067,902	7,080
	MasterCard, Inc. Class A	41,668	6,971
*	Adobe Systems, Inc.	245,896	6,959
	Applied Materials, Inc.	623,612	6,841
*	Symantec Corp.	385,168	5,993
*	Juniper Networks, Inc.	247,705	5,846
	Western Union Co.	333,113	5,463
*	Broadcom Corp.	199,907	4,956
*	Intuit, Inc.	142,717	4,019
*	Tyco Electronics Ltd.	214,892	3,995
	Paychex, Inc.	152,414	3,841
*	Cognizant Technology Solutions Corp.	136,608	3,647
*	Activision Blizzard, Inc.	279,614	3,532
*	Fiserv, Inc.	75,169	3,435
	CA, Inc.	194,738	3,394
	Analog Devices, Inc.	136,641	3,386
*	Agilent Technologies, Inc.	165,152	3,354

*	Electronic Arts Inc.	151,020	3,280
*	Sun Microsystems, Inc.	349,346	3,221
*	Computer Sciences Corp.	71,088	3,149
*	NetApp, Inc.	154,903	3,055
*	McAfee Inc.	71,522	3,018
*	BMC Software, Inc.	86,651	2,928
*	Marvell Technology Group Ltd.	244,560	2,847
*	NVIDIA Corp.	251,977	2,845
*	Western Digital Corp.	104,465	2,768
*	Citrix Systems, Inc.	85,260	2,719
	Xilinx, Inc.	128,623	2,632

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Xerox Corp.	405,994	2,631
	Amphenol Corp. Class A	80,418	2,544
	Linear Technology Corp.	104,219	2,434
	Seagate Technology	230,789	2,414
	Altera Corp.	137,885	2,245
	Maxim Integrated Products, Inc.	142,900	2,242
*	Autodesk, Inc.	106,507	2,021
	KLA-Tencor Corp.	79,952	2,019
*	Micron Technology, Inc.	394,247	1,995
*	salesforce.com, inc.	51,679	1,973
*	Teradata Corp.	82,831	1,941
	Microchip Technology, Inc.	85,707	1,933
*	Affiliated Computer Services, Inc. Class A	42,832	1,903
*	MEMC Electronic Materials, Inc.	105,682	1,882
*	Red Hat, Inc.	89,527	1,802
	Fidelity National Information Services, Inc.	89,579	1,788
	Harris Corp.	62,996	1,787
*	SAIC, Inc.	95,519	1,772
*	VeriSign, Inc.	90,284	1,668
*	Flextronics International Ltd.	381,926	1,570
*	SanDisk Corp.	106,758	1,568
*	LAM Research Corp.	59,331	1,543
*	Akamai Technologies, Inc.	79,912	1,533
*	Avnet, Inc.	71,276	1,499
*	FLIR Systems, Inc.	65,615	1,480
*	Brocade Communications Systems, Inc.	182,811	1,430
	Global Payments Inc.	37,943	1,421
*	LSI Corp.	304,812	1,390
	National Semiconductor Corp.	108,415	1,361
*	ANSYS, Inc.	42,435	1,322
*	Synopsys, Inc.	66,896	1,305
*	F5 Networks, Inc.	37,591	1,300
*	Equinix, Inc.	17,872	1,300
*	ON Semiconductor Corp.	184,640	1,267
*	Alliance Data Systems Corp.	30,496	1,256
	Lender Processing Services, Inc.	45,139	1,253
*	Ingram Micro, Inc. Class A	70,162	1,228
*	Arrow Electronics, Inc.	56,572	1,202
*	Sybase, Inc.	38,292	1,200
*	Hewitt Associates, Inc.	40,004	1,191
*	Nuance Communications, Inc.	93,305	1,128
*	Advanced Micro Devices, Inc.	289,131	1,119
*	Trimble Navigation Ltd.	56,538	1,110
	Broadridge Financial Solutions LLC	66,673	1,105
*	Cree, Inc.	37,566	1,104
*	Metavante Technologies	42,407	1,097
	FactSet Research Systems Inc.	21,324	1,063
*	Macrovision Solutions Corp.	48,735	1,063
	Total System Services, Inc.	79,180	1,060
*	Tellabs, Inc.	178,969	1,025
*	CommScope, Inc.	38,698	1,016
*	MICROS Systems, Inc.	38,000	962
*	Itron, Inc.	17,203	947
*	Dolby Laboratories Inc.	24,936	930

*	Sohu.com Inc.	14,446	908
*	Palm, Inc.	54,402	901
*	NCR Corp.	74,671	883
*	3Com Corp.	182,215	858
*	PMC Sierra Inc.	106,100	845
*	NeuStar, Inc. Class A	37,730	836
	Diebold, Inc.	31,552	832
*	Varian Semiconductor Equipment Associates, Inc.	34,365	824
*	VistaPrint Ltd.	18,849	804
*	Compuware Corp.	116,615	800

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Solera Holdings, Inc.	31,467	799
*	Polycom, Inc.	39,339	797
	Jack Henry & Associates Inc.	37,996	788
*	Tech Data Corp.	23,859	780
*	Novellus Systems, Inc.	45,922	767
*	Skyworks Solutions, Inc.	78,082	764
*	Atmel Corp.	203,597	759
*	Silicon Laboratories Inc.	19,992	758
	Molex, Inc.	48,516	754
*	Novell, Inc.	164,787	746
*	Rambus Inc.	47,203	731
	Intersil Corp.	58,078	730
*	IAC/InterActiveCorp	45,254	726
*	Cadence Design Systems, Inc.	122,733	724
*	QLogic Corp.	57,060	724
*	Informatica Corp.	41,462	713
*	Arris Group Inc.	58,118	707
*	DST Systems, Inc.	18,608	688
*	Zebra Technologies Corp. Class A	28,626	677
*	Digital River, Inc.	17,808	647
*	Parametric Technology Corp.	54,968	643
*	VMware Inc.	23,535	642
	Jabil Circuit, Inc.	86,466	642
*	Synaptics Inc.	16,440	635
	National Instruments Corp.	28,078	633
*	Perot Systems Corp.	43,100	618
*	Concur Technologies, Inc.	19,800	615
*	CACI International, Inc.	14,400	615
*	Riverbed Technology, Inc.	26,517	615
*	Lexmark International, Inc.	37,740	598
*	Cypress Semiconductor Corp.	65,003	598
*	JDS Uniphase Corp.	103,783	594
*	Tessera Technologies, Inc.	23,381	591
*	TIBCO Software Inc.	82,384	591
*	Data Domain, Inc.	17,300	577
	ADTRAN Inc.	26,491	569
*	Atheros Communications, Inc.	29,355	565
*	Vishay Intertechnology, Inc.	83,163	565
*	Teradyne, Inc.	79,719	547
*	Microsemi Corp.	39,229	541
*	Anixter International Inc.	14,342	539
*	Convergys Corp.	57,769	536
*	TiVo Inc.	48,950	513
*	InterDigital, Inc.	20,945	512
*	International Rectifier Corp.	34,414	510
*	Starent Networks Corp.	20,403	498
*	CyberSource Corp.	32,101	491
*	Tekelec	28,911	487
*	Integrated Device Technology Inc.	77,516	468
*	j2 Global Communications, Inc.	20,708	467
*	ManTech International Corp.	10,500	452
*	Semtech Corp.	28,378	451
*	Quest Software, Inc.	32,268	450
*	Ciena Corp.	43,444	450

*	RF Micro Devices, Inc.	117,866	443
*	Gartner, Inc. Class A	28,653	437
*	Benchmark Electronics, Inc.	30,315	437
*	Wright Express Corp.	17,074	435
	Plantronics, Inc.	22,672	429
*	Genpact, Ltd.	36,419	428
*	Euronet Worldwide, Inc.	22,000	427
*	ValueClick, Inc.	40,390	425
*	Fairchild Semiconductor International, Inc.	60,186	421
*	FEI Co.	18,000	412

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Blackboard Inc.	14,098	407
*	Progress Software Corp.	19,200	406
*	Omniture, Inc.	32,315	406
*	Ariba, Inc.	41,134	405
*	FormFactor Inc.	22,900	395
*	Cymer, Inc.	13,241	394
*	Comtech Telecommunications Corp.	11,950	381
*	Websense, Inc.	21,300	380
*	EarthLink, Inc.	51,153	379
*	Emulex Corp.	38,459	376
*	Plexus Corp.	18,304	374
*	Wind River Systems Inc.	31,914	366
*	TriQuint Semiconductor, Inc.	68,689	365
	Syntel, Inc.	11,565	364
*	ADC Telecommunications, Inc.	45,625	363
	Fair Isaac, Inc.	23,447	362
*	Infinera Corp.	39,640	362
	Take-Two Interactive Software, Inc.	38,000	360
*	SRA International, Inc.	20,300	356
*	ViaSat, Inc.	13,575	348
*	Blue Coat Systems, Inc.	20,734	343
*	Lawson Software, Inc.	60,761	339
*	Verigy Ltd.	27,812	338
*	Hittite Microwave Corp.	9,706	337
	MAXIMUS, Inc.	8,100	334
*	EchoStar Corp.	20,831	332
	Blackbaud, Inc.	21,281	331
*	Commvault Systems, Inc.	19,900	330
*	Checkpoint Systems, Inc.	21,000	329
*	Cabot Microelectronics Corp.	11,507	326
*	Intermec, Inc.	25,224	325
*	DealerTrack Holdings Inc.	19,126	325
*	Netlogic Microsystems Inc.	8,900	324
*	SPSS, Inc.	9,660	322
*	STEC Inc.	13,847	321
*	ScanSource, Inc.	12,900	316
*	Amkor Technology, Inc.	65,986	312
	Black Box Corp.	9,300	311
*	TeleTech Holdings, Inc.	20,347	308
*	Unisys Corp.	203,602	307
*	L-1 Identity Solutions Inc.	39,586	306
*	Avocent Corp.	21,925	306
*	Rackspace Hosting, Inc.	22,010	305
	Acxiom Corp.	34,467	304
*	Aruba Networks, Inc.	34,752	304
*	Monolithic Power Systems	13,515	303
*	Advent Software, Inc.	9,119	299
	Cognex Corp.	21,142	299
*	Applied Micro Circuits Corp.	36,665	298
*	Electronics for Imaging, Inc.	27,560	294
*	Zoran Corp.	26,922	293
*	Tyler Technologies, Inc.	18,600	291
*	Sycamore Networks, Inc.	92,518	290
*	Rofin-Sinar Technologies Inc.	14,028	281

*	VeriFone Holdings, Inc.	37,256	280
*	Art Technology Group, Inc.	73,574	280
*	Harmonic, Inc.	47,272	278
*	ATMI, Inc.	17,416	270
*	MKS Instruments, Inc.	20,453	270
*	DTS Inc.	9,900	268
	AVX Corp.	26,114	259
*	NETGEAR, Inc.	17,900	258
*	CSG Systems International, Inc.	19,349	256
*	JDA Software Group, Inc.	17,027	255

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Cogent Inc.	23,500	252
*	AsiaInfo Holdings, Inc.	14,407	248
*	Sapient Corp.	39,113	246
*	Mentor Graphics Corp.	44,755	245
*	Avid Technology, Inc.	18,206	244
*	Cavium Networks, Inc.	14,295	240
*	ACI Worldwide, Inc.	17,100	239
*	Coherent, Inc.	10,991	227
*	EPIQ Systems, Inc.	14,753	226
*	Global Cash Access, Inc.	28,150	224
	Molex, Inc. Class A	15,400	221
*	OmniVision Technologies, Inc.	21,300	221
*	THQ Inc.	30,882	221
*	Sonus Networks, Inc.	136,423	220
*	The Ultimate Software Group, Inc.	8,810	214
*	Forrester Research, Inc.	8,691	213
*	Insight Enterprises, Inc.	21,798	211
*	Standard Microsystem Corp.	10,200	209
	United Online, Inc.	31,838	207
*	OSI Systems Inc.	9,808	204
*	SYNNEX Corp.	8,100	202
*	Universal Display Corp.	20,400	200
*	ModusLink Global Solutions, Inc.	29,004	199
*	TNS Inc.	10,600	199
*	Electro Scientific Industries, Inc.	17,683	198
*	Diodes Inc.	12,600	197
*	Manhattan Associates, Inc.	10,800	197
*	Move, Inc.	90,801	196
*	MicroStrategy Inc.	3,901	196
*	SuccessFactors Inc.	21,246	195
*	S1 Corp.	28,062	194
*	Brightpoint, Inc.	30,603	192
	Micrel, Inc.	25,735	188
*	Harris Stratex Networks, Inc. Class A	28,777	186
*	Entegris Inc.	68,492	186
*	Cirrus Logic, Inc.	41,061	185
*	GSI Commerce, Inc.	12,827	183
*	Brooks Automation, Inc.	40,538	182
*	Vignette Corp.	13,769	181
*	SonicWALL, Inc.	32,856	180
*	Sigma Designs, Inc.	11,200	180
*	Rogers Corp.	8,700	176
*	Internet Capital Group Inc.	26,148	176
*	Littelfuse, Inc.	8,600	172
*	Taleo Corp. Class A	9,100	166
*	Terremark Worldwide, Inc.	28,760	166
*	Novatel Wireless, Inc.	18,427	166
*	TTM Technologies, Inc.	20,800	166
*	Exar Corp.	22,971	165
*	Echelon Corp.	19,200	163
*	Adaptec, Inc.	60,826	161
*	SAVVIS, Inc.	14,044	161

*	Synchronoss Technologies, Inc.	13,100	161
*	Switch and Data Inc.	13,554	159
*	Smith Micro Software, Inc.	16,018	157
	Pegasystems Inc.	5,900	156
	CTS Corp.	23,400	153
	IXYS Corp.	14,993	152
*	InfoSpace, Inc.	22,748	151
*	Lattice Semiconductor Corp.	78,353	147
	Park Electrochemical Corp.	6,832	147
*	Ixia	21,749	147
*	RealNetworks, Inc.	48,479	145
*	Constant Contact, Inc.	7,231	143

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	FalconStor Software, Inc.	30,058	143
*	Netezza Corp.	17,100	142
*	Extreme Networks, Inc.	68,259	137
*	ANADIGICS, Inc.	31,576	132
*	Comverge Inc.	10,900	132
*	Advanced Energy Industries, Inc.	14,600	131
*	Symyx Technologies, Inc.	22,358	131
	MTS Systems Corp.	6,320	130
*	Bankrate, Inc.	5,137	130
*	DG FastChannel Inc.	7,067	129
*	MSC Software Corp.	19,190	128
*	Veeco Instruments, Inc.	11,000	127
*	Stratasys, Inc.	11,600	127
	Daktronics, Inc.	16,518	127
*	Oplink Communications, Inc.	10,783	123
*	Rimage Corp.	7,400	123
*	FARO Technologies, Inc.	7,900	123
*	Epicor Software Corp.	23,082	122
*	infoGROUP, Inc.	21,384	122
	Imation Corp.	15,978	122
*	Vocus, Inc.	6,132	121
*	Online Resources Corp.	19,307	120
*	NetScout Systems, Inc.	12,800	120
*	Limelight Networks Inc.	27,249	120
	Electro Rent Corp.	12,491	119
*	Anaren, Inc.	6,685	118
*	UTStarcom, Inc.	71,921	117
*	Volterra Semiconductor Corp.	8,900	117
	Methode Electronics, Inc. Class A	16,549	116
	iGATE Corp.	17,393	115
*	Mercury Computer Systems, Inc.	12,300	114
*	EMS Technologies, Inc.	5,331	111
*	VASCO Data Security International, Inc.	15,200	111
*	Cogo Group, Inc.	18,600	111
*	Loral Space and Communications Ltd.	4,300	111
*	Kenexa Corp.	9,473	110
*	Multi-Fineline Electronix, Inc.	4,900	105
*	IPG Photonics Corp.	9,500	104
*	ShoreTel, Inc.	13,014	104
	Technitrol, Inc.	15,969	103
*	PROS Holdings, Inc.	12,500	101
*	Advanced Analogic Technologies, Inc.	21,248	98
*	Cray, Inc.	12,370	97
*	Symmetricom Inc.	16,836	97
*	Quantum Corp.	116,800	97
*	3PAR, Inc.	7,800	97
*	Perficient, Inc.	13,822	97
*	Actel Corp.	9,000	97
*	Trident Microsystems, Inc.	55,300	96
*	Sanmina-SCI Corp.	215,022	95
*	LivePerson, Inc.	23,600	94
*	SeaChange International, Inc.	11,679	94
*	Telecommunication Systems, Inc.	13,167	94
*	Kopin Corp.	25,500	94

*	Maxwell Technologies, Inc.	6,700	93
	Cohu, Inc.	10,313	93
*	OpenTV Corp.	69,112	91
*	Ultratech, Inc.	7,200	89
*	Silicon Graphics International Corp.	19,500	89
	OPNET Technologies, Inc.	9,648	88
*	Openwave Systems Inc.	39,175	88
*	Lionbridge Technologies, Inc.	47,284	87
*	Supertex, Inc.	3,456	87
*	Double-Take Software Inc.	9,900	86

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Silicon Image, Inc.	37,171	85
*	Silicon Storage Technology, Inc.	45,535	85
*	Powerwave Technologies, Inc.	52,792	85
*	Newport Corp.	14,660	85
*	Digi International, Inc.	8,700	85
*	CSR PLC	14,646	85
	NIC Inc.	12,500	85
*	Microtune, Inc.	35,924	84
*	The Knot, Inc.	10,481	83
*	Oclaro Inc.	128,729	82
*	ArcSight, Inc.	4,586	81
*	Internap Network Services Corp.	23,192	81
*	Network Equipment Technologies, Inc.	18,500	79
*	ComScore Inc.	5,900	79
*	WebMD Health Corp. Class A	2,626	79
*	Finisar Corp.	137,181	78
	Heartland Payment Systems, Inc.	8,136	78
*	Integral Systems, Inc.	9,196	76
*	Bottomline Technologies, Inc.	8,300	75
*	iPass Inc.	46,609	75
*	Acme Packet, Inc.	7,300	74
*	RadiSys Corp.	8,178	74
*	Ceva, Inc.	8,185	71
	Cass Information Systems, Inc.	2,160	71
*	Pericom Semiconductor Corp.	8,250	69
*	RightNow Technologies Inc.	5,800	68
*	Interactive Intelligence Inc.	5,461	67
*	Globecomm Systems, Inc.	9,266	67
*	Radiant Systems, Inc.	7,950	66
*	SourceForge Inc.	52,405	65
*	Immersion Corp.	13,159	65
*	The Hackett Group Inc.	26,903	63
*	PC-Tel, Inc.	11,702	63
*	Startek, Inc.	7,800	63
*	Ciber, Inc.	20,126	62
*	DSP Group Inc.	9,200	62
*	Entrust, Inc.	34,354	62
*	Intevac, Inc.	7,100	62
*	Mattson Technology, Inc.	51,702	61
*	Compellent Technologies, Inc.	4,000	61
*	DemandTec, Inc.	6,892	61
*	Support.com, Inc.	27,817	61
*	Kulicke & Soffa Industries, Inc.	17,634	60
*	DivX, Inc.	10,900	60
*	Ebix, Inc.	1,900	59
*	Hughes Communications Inc.	2,593	59
*	EMCORE Corp.	46,977	59
*	Dynamics Research Corp.	5,857	59
*	MoneyGram International, Inc.	32,290	57
*	Keynote Systems Inc.	7,516	57
*	Conexant Systems, Inc.	38,847	57
*	Gerber Scientific, Inc.	22,500	56
	Bel Fuse, Inc. Class A	4,000	56
*	LoopNet, Inc.	7,237	56

	Imergent, Inc.	8,000	56
*	OpNext, Inc.	26,100	56
*	Chordiant Software, Inc.	15,280	55
*	DDi Corp.	12,046	55
*	Soapstone Networks Inc.	12,990	54
*	Photronics, Inc.	13,300	54
*	NVE Corp.	1,100	53
*	KVH Industries, Inc.	7,735	53
*	PC Mall, Inc.	7,800	53
*	White Electronic Designs Corp.	11,200	52

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	NCI, Inc.	1,700	52
*,^	Superconductor Technologies Inc.	13,815	52
*	Saba Software, Inc.	12,878	50
*	PC Connection, Inc.	9,314	49
*	PLX Technology, Inc.	12,809	48
*	Actuate Software Corp.	9,976	48
*	BigBand Networks Inc.	9,130	47
*	TranSwitch Corp.	95,189	47
*	Smart Modular Technologies Inc.	20,058	46
*	Sourcefire Inc.	3,600	45
*	Semitool, Inc.	9,649	45
*	Super Micro Computer Inc.	5,800	44
*	Internet Brands Inc.	6,200	43
*	LTX-Credence Corp.	91,436	43
*	MIPS Technologies, Inc.	13,946	42
	Agilysys, Inc.	8,900	42
*	Monotype Imaging Holdings Inc.	6,100	42
*	Liquidity Services, Inc.	4,200	41
*	Hypercom Corp.	27,100	41
*	Integrated Silicon Solution, Inc.	15,300	41
*	Ness Technologies Inc.	10,314	40
	Renaissance Learning, Inc.	4,366	40
	American Software, Inc. Class A	6,941	40
*	Computer Task Group, Inc.	6,500	40
*	Isilon Systems Inc.	9,300	39
*	NetSuite Inc.	3,300	39
*	Rudolph Technologies, Inc.	6,792	37
*	Sonic Solutions, Inc.	12,700	37
*	Phoenix Technologies Ltd.	13,797	37
*	Magma Design Automation, Inc.	25,500	37
*	American Technology Corp.	19,570	37
*	PDF Solutions, Inc.	14,369	37
*	Orbcomm, Inc.	20,565	36
*	TechTeam Global, Inc.	5,490	36
*	Zygo Corp.	7,521	35
*	LoJack Corp.	7,969	33
*	Borland Software Corp.	25,740	33
*	Zix Corp.	21,700	33
	Marchex, Inc.	9,581	32
*	On2 Technologies, Inc.	76,000	32
*	ActivIdentity Corp.	12,400	31
*	PLATO Learning, Inc.	7,653	31
*	X-Rite Inc.	20,406	31
*	Zhone Technologies	94,185	30
	QAD Inc.	9,221	30
*	ExlService Holdings, Inc.	2,649	30
*	Measurement Specialties, Inc.	4,100	29
*	Mindspeed Technologies Inc.	13,249	28
*	GSE Systems, Inc.	4,126	28
*	GTSI Corp.	5,149	28
*	Aware, Inc.	10,000	27
*	Ultra Clean Holdings, Inc.	10,800	26
	Keithley Instruments Inc.	6,403	26

*	Nu Horizons Electronics Corp.	7,522	25
*	Dot Hill Systems Corp.	31,231	25
*	Sumtotal Systems Inc.	5,064	24
*	California Micro Devices Corp.	9,828	24
*	QuickLogic Corp.	17,008	24
*	Ramtron International Corp.	20,730	24
*	Techwell, Inc.	2,800	24
*	Westell Technologies, Inc.	41,100	24
*	Airvana, Inc.	3,689	23
*	Tollgrade Communications, Inc.	4,300	23
	TheStreet.com, Inc.	10,767	22

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Nanometrics Inc.	8,204	22
*	Virage Logic Corp.	4,700	21
*	I.D. Systems, Inc.	5,700	21
*	Edgewater Technology, Inc.	7,915	20
*	MoSys, Inc.	11,414	19
	Bel Fuse, Inc. Class B	1,156	19
*	GSI Group, Inc.	18,281	18
*	AuthentiDate Holding Corp.	14,539	17
*	Web.com Group, Inc.	3,085	17
*	Rubicon Technology, Inc.	1,200	17
*,^	Research Frontiers, Inc.	4,700	17
*,^	Nextwave Wireless Inc.	34,701	17
*	Hutchinson Technology, Inc.	8,600	17
*	Telular Corp.	7,232	16
*	TransAct Technologies Inc.	3,076	15
*	Axcelis Technologies, Inc.	32,683	15
*	Concurrent Computer Corp.	2,620	15
*	Lasercard Corp.	4,456	15
*	Presstek, Inc.	10,531	15
*	Allen Organ Co. Escrow Shares	1,400	14
*	ParkerVision, Inc.	4,500	14
*	Ikanos Communications, Inc.	7,741	12
*	Digital Angel Corp.	8,108	12
*	Autobytel Inc.	27,010	12
*	Spectrum Control, Inc.	1,300	11
*	RAE Systems, Inc.	8,200	11
*	SCM Microsystems, Inc.	4,700	11
*	Comarco, Inc.	6,400	11
*	iGo, Inc.	15,927	11
*	Tier Technologies, Inc.	1,400	11
*	Datalink Corp.	2,405	10
*	Newtek Business Services, Inc.	22,635	10
*	Lantronix, Inc.	21,000	10
*	Wave Systems Corp. Class A	8,326	9
*	Planar Systems, Inc.	7,423	9
*	LookSmart, Ltd.	6,700	9
	Selectica, Inc.	20,400	9
*	Performance Technologies, Inc.	2,900	9
*	Ditech Networks Inc.	6,780	8
*	Network Engines, Inc.	9,800	8
*	Evolving Systems, Inc.	2,955	8
*	Pixelworks, Inc.	4,533	7
*	Merix Corp.	9,904	7
*	BSQUARE Corp.	2,425	7
*	Calamp Corp.	8,700	7
*	LeCroy Corp.	1,800	7
*	Management Network Group Inc.	15,119	6
*	AuthenTec, Inc.	3,100	6
*	Endwave Corp.	2,100	5
	Qualstar Corp.	2,400	5
*	Callidus Software Inc.	1,800	5
*	EFJ, Inc.	7,200	5
*	Analysts International Corp.	8,178	5
*	FSI International, Inc.	9,808	4

*	Convera Corp.	19,158	4
*	Wireless Telecom Group, Inc.	5,909	3
*	WebMediaBrands Inc.	6,017	3
*	Rainmaker Systems, Inc.	2,180	3
*	Leadis Technology Inc.	3,900	2
*	Intelli-Check Inc.	1,297	2
*	China Information Security Technology, Inc.	700	2
*	Access Intergrated Technologies Inc.	1,600	2
*	Vertro, Inc.	5,400	1

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Entorian Technologies Inc.	2,721	1
			864,467
Materials (2.2%)
	Monsanto Co.	256,756	19,087
	E.I. du Pont de Nemours & Co.	423,389	10,847
	Praxair, Inc.	144,066	10,239
	Freeport-McMoRan Copper & Gold, Inc. Class B	193,107	9,677
	Newmont Mining Corp. (Holding Co.)	224,459	9,174
	Dow Chemical Co.	495,322	7,994
	Nucor Corp.	147,345	6,547
	Air Products & Chemicals, Inc.	98,356	6,353
	Alcoa Inc.	445,775	4,605
	Ecolab, Inc.	112,083	4,370
	PPG Industries, Inc.	77,105	3,385
	The Mosaic Co.	73,013	3,234
	Weyerhaeuser Co.	99,092	3,015
	International Paper Co.	190,824	2,887
	Sigma-Aldrich Corp.	57,332	2,841
	Vulcan Materials Co.	57,389	2,473
	United States Steel Corp.	65,649	2,346
*	Owens-Illinois, Inc.	78,539	2,200
	Ball Corp.	41,977	1,896
*	Crown Holdings, Inc.	74,972	1,810
	Celanese Corp. Series A	67,668	1,607
	CF Industries Holdings, Inc.	21,357	1,583
	Martin Marietta Materials, Inc.	19,534	1,541
	FMC Corp.	32,418	1,533
	Lubrizol Corp.	31,743	1,502
	Cliffs Natural Resources Inc.	60,838	1,489
	Allegheny Technologies Inc.	41,428	1,447
	Airgas, Inc.	34,484	1,398
	Sealed Air Corp.	74,692	1,378
*	Pactiv Corp.	62,105	1,348
	MeadWestvaco Corp.	80,772	1,325
	Steel Dynamics, Inc.	89,469	1,318
	Eastman Chemical Co.	34,334	1,301
	International Flavors & Fragrances, Inc.	37,258	1,219
	Reliance Steel & Aluminum Co.	31,140	1,195
	Bemis Co., Inc.	47,110	1,187
	Terra Industries, Inc.	46,712	1,131
	Sonoco Products Co.	47,118	1,128
	Nalco Holding Co.	65,100	1,096
	AptarGroup Inc.	31,940	1,079
	AK Steel Holding Corp.	52,717	1,012
	Valspar Corp.	44,876	1,011
	Walter Industries, Inc.	25,715	932
	Ashland, Inc.	32,952	924
	Albemarle Corp.	34,490	882
	Commercial Metals Co.	53,600	859
	RPM International, Inc.	60,902	855
	Compass Minerals International, Inc.	15,280	839
	Packaging Corp. of America	49,200	797
	Royal Gold, Inc.	18,239	761
	Scotts Miracle-Gro Co.	21,664	759

	Rock-Tenn Co.	17,483	667
	Temple-Inland Inc.	47,624	625
	Silgan Holdings, Inc.	12,504	613
*	Intrepid Potash, Inc.	21,234	596
	Schnitzer Steel Industries, Inc. Class A	10,500	555
	Titanium Metals Corp.	57,001	524
	Sensient Technologies Corp.	22,577	510
	Greif Inc. Class A	11,300	500
	Eagle Materials, Inc.	19,424	490
	Carpenter Technology Corp.	21,000	437

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Olin Corp.	36,358	432
*	OM Group, Inc.	14,889	432
*	W.R. Grace & Co.	34,900	432
	H.B. Fuller Co.	22,600	424
	Cytec Industries, Inc.	22,336	416
	Huntsman Corp.	79,340	399
	NewMarket Corp.	5,719	385
	Cabot Corp.	30,412	383
	Worthington Industries, Inc.	29,700	380
	Texas Industries, Inc.	11,200	351
*	Calgon Carbon Corp.	25,074	348
*	Coeur d'Alene Mines Corp.	26,880	331
	Minerals Technologies, Inc.	9,000	324
*	Rockwood Holdings, Inc.	21,878	320
*	Solutia Inc.	53,252	307
	Arch Chemicals, Inc.	11,550	284
*	Hecla Mining Co.	102,588	275
	AMCOL International Corp.	11,900	257
	Balchem Corp.	10,125	248
	Glatfelter	25,500	227
	Schweitzer-Mauduit International, Inc.	8,153	222
	Koppers Holdings, Inc.	7,900	208
	Kaiser Aluminum Corp.	5,628	202
*	RTI International Metals, Inc.	11,239	199
*	Louisiana-Pacific Corp.	56,156	192
	A. Schulman Inc.	11,900	180
*	Zoltek Cos., Inc.	18,234	177
	Spartech Corp.	18,700	172
*	Horsehead Holding Corp.	22,757	170
*	Stillwater Mining Co.	28,195	161
	Wausau Paper Corp.	23,926	161
	Deltic Timber Corp.	4,500	160
*	Brush Engineered Materials Inc.	9,100	152
*	PolyOne Corp.	55,670	151
	Westlake Chemical Corp.	7,042	144
	Zep, Inc.	11,856	143
*	Allied Nevada Gold Corp.	17,600	142
*	Clearwater Paper Corp.	5,225	132
*	Haynes International, Inc.	5,495	130
	A.M. Castle & Co.	10,173	123
	Stepan Co.	2,523	111
	Great Northern Iron Ore Properties	1,231	106
*	Century Aluminum Co.	16,100	100
	Olympic Steel, Inc.	3,900	95
	Innospec, Inc.	8,800	95
	Innophos Holdings Inc.	5,600	95
*	Graphic Packaging Holding Co.	49,359	90
*	GenTek, Inc.	3,832	86
*	Landec Corp.	12,600	86
	American Vanguard Corp.	7,166	81
	Myers Industries, Inc.	9,661	80
*	LSB Industries, Inc.	4,778	77
*	Buckeye Technology, Inc.	17,100	77
*	Omnova Solutions Inc.	22,741	74

*	General Moly, Inc.	29,329	65
	Neenah Paper Inc.	7,004	62
*	U.S. Gold Corp.	22,400	59
*	Headwaters Inc.	17,200	58
	Ferro Corp.	20,376	56
	Hawkins, Inc.	1,800	41
	Quaker Chemical Corp.	3,000	40
*	BWAY Holding Co.	1,864	33
*	Senomyx, Inc.	15,083	32
*,^	Altair Nanotechnology Inc.	33,400	32

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	ICO, Inc.	11,500	31
	Penford Corp.	5,215	30
*	U.S. Energy Corp.	14,923	30
*	U.S. Concrete, Inc.	15,006	30
*	Flotek Industries, Inc.	12,600	26
*	AEP Industries, Inc.	800	21
*	Universal Stainless & Alloy Products, Inc.	1,000	16
*	Nonophase Technologies Corp.	9,100	10
*	Mercer International Inc.	12,482	7
*	United States Lime & Mineral	162	7
	Georgia Gulf Corp.	10,717	7
*	Rock of Ages Corp.	1,410	3
			169,158
Other (0.1%)
†	Miscellaneous Securities		3,066
Telecommunication Services (1.9%)
	AT&T Inc.	2,764,436	68,669
	Verizon Communications Inc.	1,332,481	40,947
*	Sprint Nextel Corp.	1,304,990	6,277
*	American Tower Corp. Class A	186,313	5,874
*	Crown Castle International Corp.	135,467	3,254
	Qwest Communications International Inc.	721,408	2,994
	Embarq Corp.	66,965	2,817
	Windstream Corp.	207,982	1,739
*	MetroPCS Communications Inc.	115,851	1,542
*	NII Holdings Inc.	78,318	1,494
	CenturyTel, Inc.	47,385	1,455
*	SBA Communications Corp.	50,200	1,232
*	Level 3 Communications, Inc.	762,671	1,152
	Frontier Communications Corp.	147,344	1,052
*	Leap Wireless International, Inc.	29,224	962
	Telephone & Data Systems, Inc.	29,462	834
*	tw telecom inc.	69,754	716
*	Syniverse Holdings Inc.	31,631	507
	Telephone & Data Systems, Inc. - Special Common Shares	17,799	462
*	U.S. Cellular Corp.	9,149	352
*	Centennial Communications Corp. Class A	40,409	338
*	Cincinnati Bell Inc.	115,440	328
*	Neutral Tandem, Inc.	10,900	322
*	Premiere Global Services, Inc.	27,209	295
	NTELOS Holdings Corp.	15,531	286
	Shenandoah Telecommunications Co.	11,140	226
	Atlantic Tele-Network, Inc.	5,185	204
*	General Communication, Inc.	21,846	151
	Iowa Telecommunications Services Inc.	12,071	151
*	PAETEC Holding Corp.	53,124	143
*	Cogent Communications Group, Inc.	17,360	141
*	Cbeyond Inc.	9,473	136
	Alaska Communications Systems Holdings, Inc.	17,100	125
	Consolidated Communications Holdings, Inc.	9,436	110
	USA Mobility, Inc.	8,600	110
*	Global Crossing Ltd.	10,800	99

	D&E Communications, Inc.	8,591	88
	Hickory Tech Corp.	10,322	79
*	iPCS, Inc.	4,800	72
*	SureWest Communications	6,700	70
*	TerreStar Corp.	37,411	57
*	Fibertower Corp.	92,042	46
*	Arbinet Holdings, Inc.	21,101	37
*	iBasis, Inc.	26,800	35
*	Vonage Holdings Corp.	77,100	29
	FairPoint Communications, Inc.	47,906	29
*	ICO Global Communications (Holdings) Ltd.	46,159	29
*	Globalstar, Inc.	24,500	26

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	8X8 Inc.	27,550	17
*	Virgin Mobile USA, Inc. Class A	4,100	16
*	IDT Corp. Class B	7,600	12
*	IDT Corp.	266	—
			148,138
Utilities (2.5%)
	Exelon Corp.	308,812	15,814
	Southern Co.	364,820	11,368
	FPL Group, Inc.	182,241	10,362
	Dominion Resources, Inc.	273,745	9,149
	Duke Energy Corp.	596,752	8,707
	Public Service Enterprise Group, Inc.	237,369	7,745
	Entergy Corp.	88,873	6,889
	PG&E Corp.	171,596	6,596
	American Electric Power Co., Inc.	218,710	6,319
	PPL Corp.	175,784	5,794
	FirstEnergy Corp.	142,996	5,541
	Sempra Energy	108,535	5,387
	Progress Energy, Inc.	129,714	4,907
	Consolidated Edison Inc.	128,694	4,816
	Edison International	145,190	4,568
	Xcel Energy, Inc.	210,732	3,880
*	AES Corp.	312,536	3,629
*	NRG Energy, Inc.	110,878	2,878
	Questar Corp.	81,428	2,529
	Ameren Corp.	99,771	2,483
	DTE Energy Co.	76,641	2,453
	Constellation Energy Group, Inc.	84,254	2,239
	Wisconsin Energy Corp.	54,877	2,234
	Allegheny Energy, Inc.	79,559	2,041
	EQT Corp.	58,432	2,040
	Northeast Utilities	81,294	1,814
*	Calpine Corp.	161,592	1,802
	CenterPoint Energy Inc.	155,574	1,724
	SCANA Corp.	52,799	1,714
	NSTAR	50,398	1,618
	MDU Resources Group, Inc.	82,321	1,562
	NiSource, Inc.	129,579	1,511
	Pinnacle West Capital Corp.	47,677	1,437
	ONEOK, Inc.	47,194	1,392
	Pepco Holdings, Inc.	102,164	1,373
	Alliant Energy Corp.	52,138	1,362
	UGI Corp. Holding Co.	51,000	1,300
	CMS Energy Corp.	107,051	1,293
	Energen Corp.	32,162	1,283
	DPL Inc.	54,826	1,270
	OGE Energy Corp.	44,780	1,268
	National Fuel Gas Co.	33,743	1,217
	NV Energy Inc.	110,769	1,195
*	Mirant Corp.	74,218	1,168
	AGL Resources Inc.	36,279	1,154
	Aqua America, Inc.	63,899	1,144
	TECO Energy, Inc.	95,673	1,141

	Integrys Energy Group, Inc.	36,171	1,085
	Atmos Energy Corp.	43,136	1,080
	ITC Holdings Corp.	23,462	1,064
	Great Plains Energy, Inc.	63,164	982
	Westar Energy, Inc.	51,214	961
	American Water Works Co., Inc.	45,860	876
	Vectren Corp.	36,384	852
	Piedmont Natural Gas, Inc.	34,500	832
*	RRI Energy, Inc.	165,516	829
	Hawaiian Electric Industries Inc.	42,669	813
	WGL Holdings Inc.	23,624	756

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Nicor Inc.	21,644	749
	New Jersey Resources Corp.	19,900	737
	Portland General Electric Co.	35,300	688
	Cleco Corp.	28,991	650
	IDACORP, Inc.	22,250	582
	Northwest Natural Gas Co.	12,750	565
*	Dynegy, Inc.	234,602	533
	South Jersey Industries, Inc.	14,400	502
	Southwest Gas Corp.	21,427	476
	Avista Corp.	26,486	472
	UniSource Energy Corp.	17,300	459
	PNM Resources Inc.	41,923	449
	Black Hills Corp.	18,715	430
	Ormat Technologies Inc.	9,813	396
	NorthWestern Corp.	16,983	387
	ALLETE, Inc.	12,975	373
	MGE Energy, Inc.	11,100	372
	CH Energy Group, Inc.	7,600	355
	California Water Service Group	9,613	354
	The Laclede Group, Inc.	10,100	335
*	El Paso Electric Co.	21,921	306
	American States Water Co.	8,457	293
	Empire District Electric Co.	16,900	279
	UIL Holdings Corp.	11,933	268
	SJW Corp.	6,500	148
	Connecticut Water Services, Inc.	5,347	116
	Middlesex Water Co.	7,966	115
	Central Vermont Public Service Corp.	4,130	75
	The York Water Co.	4,641	71
	Maine & Maritimes Corp.	1,900	66
	Southwest Water Co.	11,127	61
	Consolidated Water Co., Ltd.	3,754	59
	Chesapeake Utilities Corp.	1,750	57
	Unitil Corp.	2,700	56
*	Cadiz Inc.	5,495	53
	Florida Public Util. Co.	1,050	15
	Artesian Resources Corp Class A	500	8
*	Synthesis Energy Systems, Inc.	4,797	6
	RGC Resources, Inc.	99	3
			193,159

Total Common Stocks (Cost $4,505,134)			4,669,238

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (29.0%)

U.S. Government Securities (10.5%)
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,082
U.S. Treasury Bond	11.250%	2/15/15	5,475	7,895
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,744
U.S. Treasury Bond	9.875%	11/15/15	400	559

U.S. Treasury Bond	7.250%	5/15/16	9,065	11,365
U.S. Treasury Bond	7.500%	11/15/16	4,825	6,154
U.S. Treasury Bond	8.750%	5/15/17	21,300	29,161
U.S. Treasury Bond	8.875%	8/15/17	7,000	9,678
U.S. Treasury Bond	8.875%	2/15/19	4,350	6,203
U.S. Treasury Bond	8.750%	5/15/20	1,200	1,714
U.S. Treasury Bond	8.750%	8/15/20	10,650	15,250
U.S. Treasury Bond	7.875%	2/15/21	19,400	26,332
U.S. Treasury Bond	8.125%	5/15/21	490	678
U.S. Treasury Bond	8.125%	8/15/21	4,200	5,827
U.S. Treasury Bond	8.000%	11/15/21	870	1,200

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Treasury Bond	7.125%	2/15/23	3,600	4,701
U.S. Treasury Bond	6.250%	8/15/23	19,775	24,073
U.S. Treasury Bond	6.875%	8/15/25	200	262
U.S. Treasury Bond	6.750%	8/15/26	2,095	2,724
U.S. Treasury Bond	6.625%	2/15/27	1,895	2,441
U.S. Treasury Bond	6.375%	8/15/27	1,670	2,106
U.S. Treasury Bond	5.500%	8/15/28	5,435	6,272
U.S. Treasury Bond	5.250%	11/15/28	75	84
U.S. Treasury Bond	5.250%	2/15/29	1,275	1,432
U.S. Treasury Bond	6.125%	8/15/29	1,570	1,952
U.S. Treasury Bond	6.250%	5/15/30	8,405	10,639
U.S. Treasury Bond	5.375%	2/15/31	500	573
U.S. Treasury Bond	4.500%	2/15/36	3,895	4,006
U.S. Treasury Bond	4.750%	2/15/37	9,975	10,675
U.S. Treasury Bond	5.000%	5/15/37	100	111
U.S. Treasury Bond	4.375%	2/15/38	9,835	9,918
U.S. Treasury Bond	3.500%	2/15/39	13,550	11,698
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	3,700	4,731
U.S. Treasury Note	4.750%	2/15/10	450	462
U.S. Treasury Note	2.000%	2/28/10	350	354
U.S. Treasury Note	4.000%	3/15/10	27,000	27,679
U.S. Treasury Note	1.750%	3/31/10	400	404
U.S. Treasury Note	2.125%	4/30/10	700	710
U.S. Treasury Note	2.625%	5/31/10	5,375	5,478
U.S. Treasury Note	2.875%	6/30/10	8,175	8,364
U.S. Treasury Note	2.750%	7/31/10	1,550	1,586
U.S. Treasury Note	4.125%	8/15/10	1,755	1,825
U.S. Treasury Note	2.000%	9/30/10	450	458
U.S. Treasury Note	1.500%	10/31/10	42,400	42,864
U.S. Treasury Note	1.250%	11/30/10	34,125	34,376
U.S. Treasury Note	4.375%	12/15/10	37,225	39,173
U.S. Treasury Note	0.875%	12/31/10	7,800	7,811
U.S. Treasury Note	4.250%	1/15/11	7,775	8,178
U.S. Treasury Note	0.875%	1/31/11	3,400	3,402
U.S. Treasury Note	0.875%	2/28/11	945	944
U.S. Treasury Note	4.500%	2/28/11	16,375	17,360
U.S. Treasury Note	0.875%	3/31/11	400	400
U.S. Treasury Note	0.875%	4/30/11	975	972
U.S. Treasury Note	4.875%	4/30/11	5,800	6,202
U.S. Treasury Note	0.875%	5/31/11	3,175	3,164
U.S. Treasury Note	1.125%	6/30/11	2,350	2,350
U.S. Treasury Note	5.125%	6/30/11	1,150	1,241
U.S. Treasury Note	4.625%	8/31/11	2,900	3,110
U.S. Treasury Note	4.500%	9/30/11	10,005	10,723
U.S. Treasury Note	1.750%	11/15/11	16,000	16,170
U.S. Treasury Note	4.500%	11/30/11	500	538
U.S. Treasury Note	1.125%	12/15/11	25	25
U.S. Treasury Note	4.625%	12/31/11	225	243
U.S. Treasury Note	4.750%	1/31/12	825	896
U.S. Treasury Note	4.875%	2/15/12	1,025	1,118
U.S. Treasury Note	4.625%	2/29/12	500	542
U.S. Treasury Note	4.500%	3/31/12	3,625	3,923
U.S. Treasury Note	1.375%	4/15/12	27,325	27,231
U.S. Treasury Note	4.500%	4/30/12	27,775	30,067
U.S. Treasury Note	1.375%	5/15/12	12,825	12,757
U.S. Treasury Note	1.875%	6/15/12	12,750	12,846
U.S. Treasury Note	4.875%	6/30/12	6,075	6,658
U.S. Treasury Note	4.375%	8/15/12	5,000	5,413
U.S. Treasury Note	4.250%	9/30/12	425	459
U.S. Treasury Note	3.875%	10/31/12	850	909
U.S. Treasury Note	2.750%	2/28/13	100	103

U.S. Treasury Note	3.625%	5/15/13	27,600	29,204
U.S. Treasury Note	3.500%	5/31/13	2,975	3,136
U.S. Treasury Note	3.375%	6/30/13	475	498

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	3.125%	8/31/13	5,275	5,466
	U.S. Treasury Note	3.125%	9/30/13	9,610	9,943
	U.S. Treasury Note	2.750%	10/31/13	5,908	6,019
	U.S. Treasury Note	4.250%	11/15/13	26,135	28,250
	U.S. Treasury Note	2.000%	11/30/13	175	173
	U.S. Treasury Note	1.500%	12/31/13	700	674
	U.S. Treasury Note	1.750%	1/31/14	25,700	24,985
	U.S. Treasury Note	4.000%	2/15/14	6,605	7,071
	U.S. Treasury Note	1.875%	2/28/14	3,325	3,240
	U.S. Treasury Note	1.750%	3/31/14	150	145
	U.S. Treasury Note	1.875%	4/30/14	3,800	3,688
	U.S. Treasury Note	2.625%	6/30/14	9,300	9,332
	U.S. Treasury Note	4.250%	8/15/14	725	782
	U.S. Treasury Note	4.125%	5/15/15	16,425	17,529
	U.S. Treasury Note	4.250%	8/15/15	700	751
	U.S. Treasury Note	2.625%	2/29/16	5,125	4,974
	U.S. Treasury Note	2.625%	4/30/16	2,625	2,538
	U.S. Treasury Note	5.125%	5/15/16	10,275	11,524
	U.S. Treasury Note	3.250%	5/31/16	13,975	14,032
	U.S. Treasury Note	3.250%	6/30/16	900	903
	U.S. Treasury Note	4.875%	8/15/16	875	967
	U.S. Treasury Note	4.625%	2/15/17	300	326
	U.S. Treasury Note	4.250%	11/15/17	7,300	7,743
	U.S. Treasury Note	3.500%	2/15/18	30,400	30,552
	U.S. Treasury Note	3.875%	5/15/18	4,050	4,173
	U.S. Treasury Note	4.000%	8/15/18	3,000	3,112
	U.S. Treasury Note	3.750%	11/15/18	5,980	6,082
	U.S. Treasury Note	2.750%	2/15/19	2,865	2,683
	U.S. Treasury Note	3.125%	5/15/19	12,200	11,796
					826,019
Agency Bonds and Notes (3.2%)
	Agency for International Development - Egypt (U.S.
	Government Guaranteed)	4.450%	9/15/15	1,400	1,462
2	Federal Farm Credit Bank	5.250%	9/13/10	500	527
2	Federal Farm Credit Bank	2.625%	4/21/11	925	947
2	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,293
2	Federal Farm Credit Bank	3.875%	8/25/11	875	919
2	Federal Farm Credit Bank	2.125%	6/18/12	750	752
2	Federal Farm Credit Bank	4.500%	10/17/12	700	751
2	Federal Farm Credit Bank	2.625%	4/17/14	1,000	986
2	Federal Farm Credit Bank	5.125%	8/25/16	925	1,005
2	Federal Farm Credit Bank	4.875%	1/17/17	850	909
2	Federal Home Loan Bank	3.500%	7/16/10	1,900	1,958
2	Federal Home Loan Bank	3.375%	8/13/10	150	154
2	Federal Home Loan Bank	3.375%	10/20/10	1,625	1,680
2	Federal Home Loan Bank	4.750%	12/10/10	375	395
2	Federal Home Loan Bank	3.625%	12/17/10	800	832
2	Federal Home Loan Bank	1.625%	3/16/11	8,900	8,966
2	Federal Home Loan Bank	1.375%	5/16/11	5,750	5,758
2	Federal Home Loan Bank	3.125%	6/10/11	1,000	1,033
2	Federal Home Loan Bank	3.375%	6/24/11	8,000	8,321
2	Federal Home Loan Bank	1.625%	7/27/11	725	728
2	Federal Home Loan Bank	5.375%	8/19/11	3,775	4,093
2	Federal Home Loan Bank	3.750%	9/9/11	325	341
2	Federal Home Loan Bank	3.625%	9/16/11	675	708
2	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,778
2	Federal Home Loan Bank	1.875%	6/20/12	800	798
2	Federal Home Loan Bank	4.625%	10/10/12	775	837
2	Federal Home Loan Bank	3.375%	2/27/13	850	884

2	Federal Home Loan Bank	5.375%	6/14/13	250	276
2	Federal Home Loan Bank	5.125%	8/14/13	1,525	1,674
2	Federal Home Loan Bank	4.000%	9/6/13	1,000	1,054
2	Federal Home Loan Bank	5.250%	9/13/13	1,800	1,977
2	Federal Home Loan Bank	3.625%	10/18/13	6,675	6,910

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Bank	5.500%	8/13/14	925	1,032
2	Federal Home Loan Bank	5.625%	6/13/16	300	286
2	Federal Home Loan Bank	5.125%	10/19/16	1,225	1,330
2	Federal Home Loan Bank	4.750%	12/16/16	2,550	2,733
2	Federal Home Loan Bank	4.875%	5/17/17	400	430
2	Federal Home Loan Bank	5.000%	11/17/17	350	376
2	Federal Home Loan Bank	5.250%	12/11/20	1,000	1,072
2	Federal Home Loan Bank	5.625%	6/11/21	1,100	1,207
2	Federal Home Loan Bank	5.500%	7/15/36	250	261
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	3,025	3,135
2	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	9,000	9,451
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	929
2	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	325	342
2	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	675	696
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	741
2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	11,500	11,906
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,200	1,207
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,540
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,692
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,854
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,864
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,412
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	2,825	3,050
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,713
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,293
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,500	1,592
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,230
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,550	2,800
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	1,000	1,004
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	698
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	6,000	6,619
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,232
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	329
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,498
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,617
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,224
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,700	3,642
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,043
2	Federal National Mortgage Assn.	3.000%	7/12/10	7,000	7,174
2	Federal National Mortgage Assn.	2.875%	10/12/10	1,000	1,027
2	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,781
2	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,496
2	Federal National Mortgage Assn.	1.750%	3/23/11	1,475	1,488
2	Federal National Mortgage Assn.	5.125%	4/15/11	750	802
2	Federal National Mortgage Assn.	1.375%	4/28/11	1,500	1,503
2	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,934
2	Federal National Mortgage Assn.	2.000%	1/9/12	3,000	3,033
2	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,619
2	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,113
2	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,416
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,396
2	Federal National Mortgage Assn.	3.625%	2/12/13	1,225	1,285
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,384
2	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,391
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	711
2	Federal National Mortgage Assn.	2.875%	12/11/13	6,525	6,580
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	992
2	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,100
2	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,122
2	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,920
2	Federal National Mortgage Assn.	2.500%	5/15/14	5,500	5,405

2	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,313
2	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,340
2	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,326

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	4.875%	12/15/16	525	567
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,149
2	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,288
2	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,224
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,276
2	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,144
2	Financing Corp.	9.800%	4/6/18	500	716
2	Financing Corp.	9.650%	11/2/18	475	685
	Private Export Funding Corp.	4.375%	3/15/19	350	356
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	532
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	388
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	925	956
2	Tennessee Valley Auth.	4.500%	4/1/18	375	382
2	Tennessee Valley Auth.	6.750%	11/1/25	100	123
2	Tennessee Valley Auth.	7.125%	5/1/30	1,500	1,830
2	Tennessee Valley Auth.	5.500%	6/15/38	225	227
2	Tennessee Valley Auth.	5.375%	4/1/56	375	372
					247,652
Conventional Mortgage-Backed Securities (14.4%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	1/1/10–7/1/39	19,798	19,527
2,3	Federal Home Loan Mortgage Corp.	4.500%	8/1/09–7/1/39	55,681	56,226
2,3	Federal Home Loan Mortgage Corp.	5.000%	10/1/11–9/1/38	96,308	98,518
2,3	Federal Home Loan Mortgage Corp.	5.500%	10/1/09–3/1/39	110,594	114,528
2,3	Federal Home Loan Mortgage Corp.	6.000%	8/1/10–7/1/39	74,882	78,490
2,3	Federal Home Loan Mortgage Corp.	6.500%	9/1/10–12/1/37	19,643	20,947
2,3	Federal Home Loan Mortgage Corp.	7.000%	8/1/10–2/1/37	4,836	5,230
2,3	Federal Home Loan Mortgage Corp.	7.500%	7/1/10–1/1/32	583	636
2,3	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–10/1/31	581	637
2,3	Federal Home Loan Mortgage Corp.	8.500%	12/1/16–5/1/30	74	82
2,3	Federal Home Loan Mortgage Corp.	9.000%	10/1/21–4/1/30	48	55
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–4/1/25	18	18
2,3	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–4/1/25	9	9
2,3	Federal National Mortgage Assn.	4.000%	9/1/10–7/1/39	27,202	26,795
2,3	Federal National Mortgage Assn.	4.500%	7/1/11–7/1/39	71,918	72,665
2,3	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/39	129,370	132,487
2,3	Federal National Mortgage Assn.	5.500%	12/1/13–7/1/39	170,403	176,563
2,3	Federal National Mortgage Assn.	6.000%	3/1/11–7/1/38	110,625	116,032
2,3	Federal National Mortgage Assn.	6.500%	9/1/10–8/1/39	39,939	42,686
2,3	Federal National Mortgage Assn.	7.000%	9/1/10–11/1/37	8,914	9,687
2,3	Federal National Mortgage Assn.	7.500%	1/1/11–12/1/32	1,318	1,445
2,3	Federal National Mortgage Assn.	8.000%	6/1/10–11/1/30	187	206
2,3	Federal National Mortgage Assn.	8.500%	11/1/18–9/1/30	147	163
2,3	Federal National Mortgage Assn.	9.000%	10/1/16–8/1/26	41	45
2,3	Federal National Mortgage Assn.	9.500%	5/1/16–2/1/25	11	12
2,3	Federal National Mortgage Assn.	10.000%	1/1/20–8/1/21	1	1
2,3	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
3	Government National Mortgage Assn.	4.000%	7/1/39	4,175	4,041
3	Government National Mortgage Assn.	4.500%	8/15/18–7/1/39	15,814	15,823
3	Government National Mortgage Assn.	5.000%	3/15/18–4/20/39	31,283	31,989
3	Government National Mortgage Assn.	5.500%	3/15/15–1/15/39	48,550	50,240
3	Government National Mortgage Assn.	6.000%	12/15/13–12/15/38	37,526	39,179
3	Government National Mortgage Assn.	6.500%	6/15/11–11/20/37	12,610	13,451
3	Government National Mortgage Assn.	7.000%	11/15/10–8/15/32	2,676	2,908
3	Government National Mortgage Assn.	7.500%	9/15/09–3/15/32	725	788
3	Government National Mortgage Assn.	8.000%	3/15/22–3/15/32	481	525
3	Government National Mortgage Assn.	8.500%	3/15/17–7/15/30	54	59
3	Government National Mortgage Assn.	9.000%	6/15/16–2/15/30	97	106
3	Government National Mortgage Assn.	9.500%	9/15/18–1/15/25	24	27
3	Government National Mortgage Assn.	10.000%	3/15/19	1	1
3	Government National Mortgage Assn.	11.000%	12/15/15	1	1
					1,132,829

Nonconventional Mortgage-Backed Securities (0.9%)
2,3	Federal Home Loan Mortgage Corp.	4.378%	12/1/34	801	813
2,3	Federal Home Loan Mortgage Corp.	4.386%	1/1/35	49	50

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

2,3	Federal Home Loan Mortgage Corp.	4.431%	9/1/34	404	409
2,3	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	978	1,003
2,3	Federal Home Loan Mortgage Corp.	4.595%	4/1/35	1,308	1,351
2,3	Federal Home Loan Mortgage Corp.	4.643%	7/1/35	962	987
2,3	Federal Home Loan Mortgage Corp.	4.664%	12/1/35	1,350	1,389
2,3	Federal Home Loan Mortgage Corp.	4.685%	12/1/34	329	340
2,3	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	658	676
2,3	Federal Home Loan Mortgage Corp.	4.833%	3/1/36	874	895
2,3	Federal Home Loan Mortgage Corp.	5.002%	5/1/35	1,226	1,265
2,3	Federal Home Loan Mortgage Corp.	5.258%	3/1/37	845	872
2,3	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	1,410	1,458
2,3	Federal Home Loan Mortgage Corp.	5.314%	12/1/36	324	333
2,3	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	752	782
2,3	Federal Home Loan Mortgage Corp.	5.425%	4/1/37	1,709	1,778
2,3	Federal Home Loan Mortgage Corp.	5.433%	1/1/37	587	604
2,3	Federal Home Loan Mortgage Corp.	5.451%	3/1/37	895	932
2,3	Federal Home Loan Mortgage Corp.	5.496%	2/1/36	1,065	1,106
2,3	Federal Home Loan Mortgage Corp.	5.573%	5/1/36	551	569
2,3	Federal Home Loan Mortgage Corp.	5.594%	4/1/37	1,321	1,369
2,3	Federal Home Loan Mortgage Corp.	5.671%	12/1/36	494	515
2,3	Federal Home Loan Mortgage Corp.	5.721%	9/1/36	998	1,043
2,3	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	576	601
2,3	Federal Home Loan Mortgage Corp.	5.809%	4/1/37	1,293	1,341
2,3	Federal Home Loan Mortgage Corp.	5.827%	6/1/37	1,564	1,636
2,3	Federal Home Loan Mortgage Corp.	5.883%	12/1/36	651	682
2,3	Federal Home Loan Mortgage Corp.	5.891%	5/1/37	2,200	2,299
2,3	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	331	347
2,3	Federal Home Loan Mortgage Corp.	6.066%	8/1/37	1,034	1,084
2,3	Federal Home Loan Mortgage Corp.	6.510%	2/1/37	934	985
2,3	Federal National Mortgage Assn.	4.132%	5/1/34	357	364
2,3	Federal National Mortgage Assn.	4.415%	7/1/35	427	438
2,3	Federal National Mortgage Assn.	4.415%	8/1/35	899	920
2,3	Federal National Mortgage Assn.	4.569%	1/1/35	756	762
2,3	Federal National Mortgage Assn.	4.572%	11/1/34	1,453	1,495
2,3	Federal National Mortgage Assn.	4.575%	12/1/34	1,165	1,182
2,3	Federal National Mortgage Assn.	4.621%	8/1/35	1,204	1,239
2,3	Federal National Mortgage Assn.	4.625%	9/1/34	611	626
2,3	Federal National Mortgage Assn.	4.645%	11/1/33	292	300
2,3	Federal National Mortgage Assn.	4.672%	10/1/34	695	704
2,3	Federal National Mortgage Assn.	4.713%	11/1/34	539	544
2,3	Federal National Mortgage Assn.	4.724%	8/1/35	765	782
2,3	Federal National Mortgage Assn.	4.757%	9/1/34	249	254
2,3	Federal National Mortgage Assn.	4.764%	6/1/34	553	569
2,3	Federal National Mortgage Assn.	4.796%	12/1/35	1,605	1,649
2,3	Federal National Mortgage Assn.	4.826%	9/1/35	864	897
2,3	Federal National Mortgage Assn.	4.840%	4/1/37	733	758
2,3	Federal National Mortgage Assn.	4.879%	7/1/35	1,020	1,045
2,3	Federal National Mortgage Assn.	4.951%	7/1/35	390	403
2,3	Federal National Mortgage Assn.	4.965%	10/1/35	1,353	1,423
2,3	Federal National Mortgage Assn.	5.037%	11/1/35	273	281
2,3	Federal National Mortgage Assn.	5.055%	12/1/33	353	366
2,3	Federal National Mortgage Assn.	5.067%	2/1/36	510	525
2,3	Federal National Mortgage Assn.	5.107%	1/1/36	1,001	1,032
2,3	Federal National Mortgage Assn.	5.115%	12/1/35	806	846
2,3	Federal National Mortgage Assn.	5.256%	3/1/37	974	1,012
2,3	Federal National Mortgage Assn.	5.450%	5/1/37	892	928
2,3	Federal National Mortgage Assn.	5.454%	2/1/36	1,490	1,541
2,3	Federal National Mortgage Assn.	5.575%	1/1/37	1,234	1,284

2,3	Federal National Mortgage Assn.	5.608%	7/1/36	243	251
2,3	Federal National Mortgage Assn.	5.629%	3/1/37	1,136	1,184
2,3	Federal National Mortgage Assn.	5.659%	6/1/36	822	851
2,3	Federal National Mortgage Assn.	5.665%	2/1/37	1,117	1,157
2,3	Federal National Mortgage Assn.	5.733%	3/1/37	1,020	1,064
2,3	Federal National Mortgage Assn.	5.758%	4/1/36	1,352	1,402

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Federal National Mortgage Assn.	5.764%	1/1/36	352	363
2,3	Federal National Mortgage Assn.	5.766%	4/1/37	447	463
2,3	Federal National Mortgage Assn.	5.799%	4/1/37	1,636	1,708
2,3	Federal National Mortgage Assn.	5.875%	9/1/36	1,033	1,075
2,3	Federal National Mortgage Assn.	5.933%	11/1/36	2,528	2,651
2,3	Federal National Mortgage Assn.	6.057%	8/1/37	796	830
2,3	Federal National Mortgage Assn.	6.130%	6/1/36	265	278
2,3	Federal National Mortgage Assn.	6.562%	9/1/37	1,107	1,162
					68,122
Total U.S. Government and Agency Obligations (Cost $2,222,822)					2,274,622

Corporate Bonds (9.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
3	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	350	334
3	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	150	141
3	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	1,700	1,526
3	Banc of America Commercial Mortgage, Inc.	4.727%	7/10/43	200	134
3	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	1,560	1,530
3	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	1,200	978
3,4	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	10	5
3	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,000	845
3,4	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	20	13
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,300	1,112
3	Banc of America Commercial Mortgage, Inc.	5.675%	7/10/46	260	151
3,4	Banc of America Commercial Mortgage, Inc.	5.351%	9/10/47	40	26
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	825	689
3,4	Banc of America Commercial Mortgage, Inc.	6.354%	2/10/51	1,400	1,067
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,000	1,954
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.629%	4/12/38	250	216
3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	250	128
3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.942%	9/11/38	210	124
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	450	419
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.856%	6/11/40	2,825	2,699
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	160	101
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	250	241
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	1,045
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	500	497

3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.513%	1/12/45	75	40
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	781
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	800	652
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	400	309
3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	400	221
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,331
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	470
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,469
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	234
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,525	1,419
3	Chase Issuance Trust	4.650%	12/17/12	3,300	3,392
3	Chase Issuance Trust	5.400%	7/15/15	400	424
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	205
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,116
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	242
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	178
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	174
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	34
3,4	Citigroup Commercial Mortgage Trust	5.917%	3/15/49	550	447
3,4	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	225	174
3,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	525	335
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	1,100	976
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,293
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	268
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,298
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	950	694

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	388	399
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	210
3	Commercial Mortgage Pass-Through Certificates	5.960%	6/10/46	1,255	1,007
3	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	200	188
3,4	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	900	722
3	Countrywide Home Loans	4.099%	5/25/33	360	296
3,4	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,341
3	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	10	7
3,4	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	862
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	521
3,4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	105	65
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	2,550	2,177
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,475	1,224
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	52	32
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	2,200	1,808
3,4	Credit Suisse Mortgage Capital Certificates	5.732%	2/15/39	275	172
3,4	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	1,750	1,174
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	44
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	557
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	355
3,4	CWCapital Cobalt	6.015%	5/15/46	1,400	960
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	70	70
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	126	126
3	Discover Card Master Trust	5.650%	12/15/15	1,650	1,708
3	Discover Card Master Trust	5.650%	3/16/20	375	364
3,4	First Union Commercial Mortgage Trust	6.754%	10/15/35	879	884
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	550	534
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	101	98
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	958
3,4	GE Capital Commercial Mortgage Corp.	5.515%	3/10/44	1,350	1,099
3,4	GE Capital Commercial Mortgage Corp.	5.513%	11/10/45	310	196
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,337
3	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	293	297
3	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	644	660
3	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	75	63
3	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	250	238
3	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	300	253
3	GMAC Commercial Mortgage Securities, Inc.	4.754%	5/10/43	75	59
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	429
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,154
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	201
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,700	1,468
3,4	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	210	136
3,4	Greenwich Capital Commercial Funding Corp.	6.115%	7/10/38	140	75
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	25	13
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,742
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	947
3,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	597
3,4	GS Mortgage Securities Corp. II	5.622%	4/10/38	45	26
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,709
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	637	639
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	626
3	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	213	215

3	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	350	329
3	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	350	315
3,4	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	28	17
3	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	135	85
3,4	JPMorgan Chase Commercial Mortgage Securities	5.498%	1/12/43	10	6
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	1,012	1,017
3,4	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	350	275
3,4	JPMorgan Chase Commercial Mortgage Securities	5.629%	12/12/44	150	83
3,4	JPMorgan Chase Commercial Mortgage Securities	5.386%	12/15/44	175	106
3	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	1,750	1,362
3,4	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	60	36

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	JPMorgan Chase Commercial Mortgage Securities	5.440%	5/15/45	30	18
3	JPMorgan Chase Commercial Mortgage Securities	5.991%	6/15/49	700	649
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	1,105	819
3	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	650	579
3	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	350	201
3,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,655	1,228
3,4	LB Commerical Conduit Mortgage Trust	6.150%	7/15/44	590	236
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,078
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	509
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	89	88
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,068
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	50	30
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	975
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	200	182
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,236
3,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,625	1,349
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	35	22
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	131
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	438
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	123
3,4	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	180	75
3,4	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	1,825	1,500
3	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	250	226
3,4	MBNA Credit Card Master Note Trust	1.281%	12/15/11	250	250
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,866
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	550	487
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	35	22

3	Merrill Lynch Mortgage Trust	5.839%	5/12/39	350	277
3,4	Merrill Lynch Mortgage Trust	5.840%	5/12/39	100	58
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	149
3,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,379
3,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	1,450	1,088
3,4	Merrill Lynch Mortgage Trust	6.022%	6/12/50	165	84
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	225
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	650	423
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	1,475	1,197
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	150	84
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,167
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	680
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	750	568
3,4	Morgan Stanley Capital I	5.110%	6/15/40	1,800	1,515
3	Morgan Stanley Capital I	4.850%	6/13/41	1,300	1,305
3	Morgan Stanley Capital I	5.270%	6/13/41	400	361
3,4	Morgan Stanley Capital I	5.984%	8/12/41	45	23
3	Morgan Stanley Capital I	5.328%	11/12/41	250	206
3	Morgan Stanley Capital I	4.970%	12/15/41	275	260
3	Morgan Stanley Capital I	5.168%	1/14/42	425	398
3,4	Morgan Stanley Capital I	5.803%	6/11/42	850	726
3	Morgan Stanley Capital I	4.989%	8/13/42	2,000	1,750
3	Morgan Stanley Capital I	5.230%	9/15/42	1,050	936
3	Morgan Stanley Capital I	5.770%	10/15/42	550	468
3,4	Morgan Stanley Capital I	5.946%	10/15/42	15	8
3,4	Morgan Stanley Capital I	5.378%	11/14/42	650	565
3,4	Morgan Stanley Capital I	5.378%	11/14/42	10	6
3	Morgan Stanley Capital I	6.457%	1/11/43	1,525	1,335
3,4	Morgan Stanley Capital I	5.558%	3/12/44	500	411
3,4	Morgan Stanley Capital I	5.773%	7/12/44	200	101
3,4	Morgan Stanley Capital I	5.877%	4/15/49	250	119
3,4	Morgan Stanley Capital I	6.076%	6/11/49	255	132
3,4	Morgan Stanley Capital I	5.544%	11/12/49	335	184
3	Morgan Stanley Capital I	5.809%	12/12/49	590	512
3	Morgan Stanley Capital I	5.090%	10/12/52	500	492
3,4	Morgan Stanley Capital I	5.204%	10/12/52	175	89
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	497

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	744	755
3	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,268
3	Salomon Brothers Mortgage Securities VII	5.552%	9/25/33	886	754
3	USAA Auto Owner Trust	5.360%	2/15/11	95	95
3	USAA Auto Owner Trust	4.710%	2/18/14	925	961
3,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	136
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	239
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	438
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	449	431
3,4	Wachovia Bank Commercial Mortgage Trust	5.426%	7/15/41	1,425	1,218
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,045
3,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	344
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	300
3,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	900	734
3,4	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	275	160
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	903
3,4	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	950	866
3,4	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	2,300	1,989
3,4	Wachovia Bank Commercial Mortgage Trust	5.490%	12/15/44	10	6
3,4	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	67	35
3,4	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	240	119
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,238
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	725	397
3	World Omni Auto Receivables Trust	3.940%	10/15/12	800	811
					132,229
Finance (3.1%)
	Banking (2.1%)
	Abbey National PLC	7.950%	10/26/29	350	321
6	American Express Bank, FSB	3.150%	12/9/11	850	879
	American Express Bank, FSB	5.550%	10/17/12	375	378
	American Express Bank, FSB	6.000%	9/13/17	525	485
	American Express Centurion Bank	5.200%	11/26/10	450	458
	American Express Centurion Bank	5.550%	10/17/12	250	246
	American Express Centurion Bank	5.950%	6/12/17	75	70
	American Express Centurion Bank	6.000%	9/13/17	375	348
	American Express Co.	7.250%	5/20/14	425	441
	American Express Co.	5.500%	9/12/16	350	323
	American Express Co.	6.150%	8/28/17	225	210
	American Express Co.	8.125%	5/20/19	400	416
3	American Express Co.	6.800%	9/1/66	550	394
	American Express Credit Corp.	5.000%	12/2/10	725	740
	American Express Credit Corp.	7.300%	8/20/13	450	468
5	American Express Travel	5.250%	11/21/11	125	124
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	300	277
	Bank of America Corp.	4.500%	8/1/10	925	943
	Bank of America Corp.	4.250%	10/1/10	300	302
	Bank of America Corp.	4.375%	12/1/10	475	481
6	Bank of America Corp.	2.100%	4/30/12	2,650	2,659
6	Bank of America Corp.	3.125%	6/15/12	1,375	1,420
6	Bank of America Corp.	2.375%	6/22/12	225	227
	Bank of America Corp.	5.375%	9/11/12	1,025	1,028
	Bank of America Corp.	4.875%	9/15/12	75	75
	Bank of America Corp.	7.375%	5/15/14	1,025	1,060
	Bank of America Corp.	5.375%	6/15/14	175	169
	Bank of America Corp.	5.125%	11/15/14	1,075	1,013
	Bank of America Corp.	5.250%	12/1/15	275	246
	Bank of America Corp.	5.750%	8/15/16	275	245
	Bank of America Corp.	5.625%	10/14/16	75	68
	Bank of America Corp.	5.420%	3/15/17	925	766
	Bank of America Corp.	5.650%	5/1/18	650	575

	Bank of America Corp.	7.625%	6/1/19	400	401
	Bank of America Corp.	6.000%	10/15/36	600	482
6	Bank of America, NA	1.700%	12/23/10	650	658

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America, NA	5.300%	3/15/17	325	278
	Bank of America, NA	6.100%	6/15/17	350	310
	Bank of New York Mellon	4.950%	1/14/11	500	517
	Bank of New York Mellon	4.950%	11/1/12	425	451
	Bank of New York Mellon	4.300%	5/15/14	250	256
	Bank of New York Mellon	4.950%	3/15/15	800	797
	Bank of New York Mellon	5.450%	5/15/19	200	205
5	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,107
6	Bank of the West	2.150%	3/27/12	575	579
	Bank One Corp.	7.875%	8/1/10	375	396
	Bank One Corp.	5.250%	1/30/13	925	937
	Bank One Corp.	4.900%	4/30/15	475	470
	Barclays Bank PLC	6.750%	5/22/19	1,200	1,198
	BB&T Capital Trust II	6.750%	6/7/36	1,100	835
	BB&T Corp.	6.500%	8/1/11	375	389
	BB&T Corp.	5.700%	4/30/14	275	281
	BB&T Corp.	5.625%	9/15/16	100	90
	BB&T Corp.	6.850%	4/30/19	275	289
	BB&T Corp.	5.250%	11/1/19	200	179
	Bear Stearns Co., Inc.	5.350%	2/1/12	400	418
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	772
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	987
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,071
	Bear Stearns Co., Inc.	6.400%	10/2/17	800	808
	Bear Stearns Co., Inc.	7.250%	2/1/18	375	398
	Capital One Bank	8.800%	7/15/19	300	305
	Capital One Capital III	7.686%	8/15/36	525	373
	Capital One Capital IV	6.745%	2/17/37	300	195
	Capital One Financial Corp.	5.700%	9/15/11	375	378
	Capital One Financial Corp.	4.800%	2/21/12	50	49
	Capital One Financial Corp.	5.500%	6/1/15	225	208
	Capital One Financial Corp.	6.150%	9/1/16	50	44
	Capital One Financial Corp.	5.250%	2/21/17	50	43
	Capital One Financial Corp.	6.750%	9/15/17	650	610
6	Citibank, NA	1.625%	3/30/11	225	227
6	Citibank, NA	1.500%	7/12/11	400	400
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,546
6	Citigroup Funding, Inc.	2.000%	3/30/12	225	226
6	Citigroup Funding, Inc.	2.125%	7/12/12	150	150
	Citigroup, Inc.	4.625%	8/3/10	450	453
	Citigroup, Inc.	6.500%	1/18/11	1,000	1,015
	Citigroup, Inc.	5.125%	2/14/11	300	298
6	Citigroup, Inc.	1.375%	5/5/11	1,500	1,502
	Citigroup, Inc.	5.100%	9/29/11	400	397
6	Citigroup, Inc.	2.875%	12/9/11	1,050	1,080
	Citigroup, Inc.	6.000%	2/21/12	450	445
6	Citigroup, Inc.	2.125%	4/30/12	2,400	2,408
6	Citigroup, Inc.	1.875%	5/7/12	950	946
	Citigroup, Inc.	5.300%	10/17/12	1,175	1,133
	Citigroup, Inc.	5.500%	4/11/13	75	71
	Citigroup, Inc.	6.500%	8/19/13	400	388
	Citigroup, Inc.	5.125%	5/5/14	100	91
	Citigroup, Inc.	5.000%	9/15/14	3,325	2,788
	Citigroup, Inc.	5.300%	1/7/16	275	241
	Citigroup, Inc.	5.500%	2/15/17	100	81
	Citigroup, Inc.	6.125%	11/21/17	1,075	953
	Citigroup, Inc.	6.125%	5/15/18	25	22
	Citigroup, Inc.	8.500%	5/22/19	625	635
	Citigroup, Inc.	6.625%	6/15/32	1,050	838
	Citigroup, Inc.	5.875%	2/22/33	900	675
	Citigroup, Inc.	6.000%	10/31/33	225	165

Citigroup, Inc.	5.850%	12/11/34	50	40
Citigroup, Inc.	5.875%	5/29/37	225	177
Citigroup, Inc.	6.875%	3/5/38	1,375	1,231

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comerica Bank	5.200%	8/22/17	300	221
	Compass Bank	6.400%	10/1/17	150	136
	Compass Bank	5.900%	4/1/26	225	144
5	Corestates Capital I	8.000%	12/15/26	1,200	906
	Countrywide Financial Corp.	5.800%	6/7/12	50	50
	Countrywide Home Loan	4.000%	3/22/11	925	908
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	233
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	787
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	268
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,000	1,082
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	50	51
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	253
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	300	306
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	736
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	213
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	450	289
	Credit Suisse New York	5.000%	5/15/13	425	424
	Credit Suisse New York	5.500%	5/1/14	700	729
	Credit Suisse New York	6.000%	2/15/18	1,025	1,037
	Deutsche Bank AG London	5.375%	10/12/12	1,400	1,487
	Deutsche Bank AG London	4.875%	5/20/13	875	900
	Deutsche Bank AG London	6.000%	9/1/17	600	613
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	877
	FIA Card Services NA	6.625%	6/15/12	350	356
	Fifth Third Bancorp.	4.750%	2/1/15	325	270
	Fifth Third Bancorp.	8.250%	3/1/38	200	154
	First Tennessee Bank	5.050%	1/15/15	200	154
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	509
	Golden West Financial Corp.	4.750%	10/1/12	375	374
3	Goldman Sachs Capital II	5.793%	12/29/49	550	343
	Goldman Sachs Group, Inc.	4.500%	6/15/10	640	657
	Goldman Sachs Group, Inc.	6.875%	1/15/11	1,025	1,089
6	Goldman Sachs Group, Inc.	1.700%	3/15/11	125	126
6	Goldman Sachs Group, Inc.	1.625%	7/15/11	500	503
	Goldman Sachs Group, Inc.	6.600%	1/15/12	1,300	1,389
	Goldman Sachs Group, Inc.	5.300%	2/14/12	50	52
6	Goldman Sachs Group, Inc.	3.250%	6/15/12	1,800	1,865
	Goldman Sachs Group, Inc.	5.700%	9/1/12	25	26
	Goldman Sachs Group, Inc.	5.450%	11/1/12	900	939
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,000	1,024
	Goldman Sachs Group, Inc.	4.750%	7/15/13	525	528
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	604
	Goldman Sachs Group, Inc.	6.000%	5/1/14	575	602
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,461
	Goldman Sachs Group, Inc.	5.125%	1/15/15	100	100
	Goldman Sachs Group, Inc.	5.350%	1/15/16	875	854
	Goldman Sachs Group, Inc.	5.750%	10/1/16	500	493
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	582
	Goldman Sachs Group, Inc.	6.250%	9/1/17	400	397
	Goldman Sachs Group, Inc.	5.950%	1/18/18	1,175	1,138
	Goldman Sachs Group, Inc.	6.150%	4/1/18	100	98
	Goldman Sachs Group, Inc.	7.500%	2/15/19	200	213
	Goldman Sachs Group, Inc.	5.950%	1/15/27	675	560
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	908
	Goldman Sachs Group, Inc.	6.450%	5/1/36	375	315
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,050	922
5	HBOS PLC	6.750%	5/21/18	425	314
	HSBC Bank USA	4.625%	4/1/14	250	247
	HSBC Bank USA	5.875%	11/1/34	300	286
	HSBC Bank USA	5.625%	8/15/35	625	583
	HSBC Holdings PLC	7.625%	5/17/32	400	414

HSBC Holdings PLC	7.350%	11/27/32	400	371
HSBC Holdings PLC	6.500%	5/2/36	600	582
HSBC Holdings PLC	6.500%	9/15/37	525	503

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Holdings PLC	6.800%	6/1/38	125	128
5	ICICI Bank Ltd.	6.625%	10/3/12	25	25
	JPMorgan Chase & Co.	6.750%	2/1/11	300	314
6	JPMorgan Chase & Co.	1.650%	2/23/11	900	908
	JPMorgan Chase & Co.	4.850%	6/16/11	400	415
6	JPMorgan Chase & Co.	3.125%	12/1/11	350	362
	JPMorgan Chase & Co.	4.500%	1/15/12	450	466
	JPMorgan Chase & Co.	6.625%	3/15/12	425	450
6	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,007
	JPMorgan Chase & Co.	5.375%	10/1/12	650	682
6	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,399
	JPMorgan Chase & Co.	5.750%	1/2/13	350	361
	JPMorgan Chase & Co.	4.750%	5/1/13	225	230
	JPMorgan Chase & Co.	5.375%	1/15/14	100	103
	JPMorgan Chase & Co.	5.125%	9/15/14	375	373
	JPMorgan Chase & Co.	4.750%	3/1/15	775	774
	JPMorgan Chase & Co.	5.150%	10/1/15	675	677
	JPMorgan Chase & Co.	5.875%	6/13/16	725	716
	JPMorgan Chase & Co.	6.300%	4/23/19	1,500	1,523
	JPMorgan Chase & Co.	6.400%	5/15/38	75	77
	JPMorgan Chase Capital XV	5.875%	3/15/35	1,400	1,119
	JPMorgan Chase Capital XX	6.550%	9/29/36	600	476
	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	516
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	624
	KeyBank NA	5.800%	7/1/14	150	137
	KeyBank NA	4.950%	9/15/15	725	634
	KeyBank NA	5.450%	3/3/16	300	247
	KeyCorp	6.500%	5/14/13	50	49
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	277
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	565
	MBNA Corp.	6.125%	3/1/13	500	509
	MBNA Corp.	5.000%	6/15/15	400	374
	Mellon Funding Corp.	5.000%	12/1/14	250	256
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	150	155
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	175	178
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	475	463
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	950	942
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,075	1,016
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	125	119
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	1,250	1,141
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	600	525
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	1,060
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,000	884
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	450	409
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	589
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	171
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	775	707
	Morgan Stanley	4.000%	1/15/10	1,475	1,497
6	Morgan Stanley	2.900%	12/1/10	650	669
	Morgan Stanley	5.050%	1/21/11	875	894
	Morgan Stanley	6.750%	4/15/11	550	579
6	Morgan Stanley	3.250%	12/1/11	1,475	1,529
	Morgan Stanley	5.625%	1/9/12	525	544
6	Morgan Stanley	1.950%	6/20/12	1,375	1,373
	Morgan Stanley	5.750%	8/31/12	100	104
	Morgan Stanley	4.750%	4/1/14	1,200	1,140
	Morgan Stanley	6.000%	5/13/14	1,150	1,170
	Morgan Stanley	6.000%	4/28/15	750	751
	Morgan Stanley	5.375%	10/15/15	650	630

Morgan Stanley	5.750%	10/18/16	425	412
Morgan Stanley	5.450%	1/9/17	975	919
Morgan Stanley	5.550%	4/27/17	250	235
Morgan Stanley	5.950%	12/28/17	700	672
Morgan Stanley	6.625%	4/1/18	725	719

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	7.300%	5/13/19	375	390
	Morgan Stanley	6.250%	8/9/26	1,050	965
	National City Corp.	4.900%	1/15/15	500	485
3	National City Preferred Capital Trust I	12.000%	12/31/49	500	520
5	Nationwide Building Society	5.500%	7/18/12	2,000	1,920
5	Northern Rock PLC	5.625%	6/22/17	2,500	2,185
	Northern Trust Co.	6.500%	8/15/18	75	81
	Northern Trust Corp.	5.500%	8/15/13	100	106
	Northern Trust Corp.	4.625%	5/1/14	125	129
	PNC Bank NA	4.875%	9/21/17	525	455
	PNC Bank NA	6.000%	12/7/17	350	330
6	PNC Funding Corp.	2.300%	6/22/12	875	883
	PNC Funding Corp.	5.250%	11/15/15	250	237
6	Regions Bank	3.250%	12/9/11	1,000	1,037
	Regions Financial Corp.	6.375%	5/15/12	75	68
	Regions Financial Corp.	7.375%	12/10/37	75	52
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	323
	Sanwa Bank Ltd.	7.400%	6/15/11	175	180
	Southtrust Corp.	5.800%	6/15/14	300	300
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	568
	Sovereign Bank	5.125%	3/15/13	250	233
3,5	Standard Chartered PLC	6.409%	12/31/49	300	192
	State Street Bank & Trust Co.	5.300%	1/15/16	300	286
	SunTrust Bank Atlanta GA	6.375%	4/1/11	200	205
	SunTrust Bank Atlanta GA	5.200%	1/17/17	750	630
	SunTrust Bank Atlanta GA	5.450%	12/1/17	100	85
	SunTrust Bank Atlanta GA	7.250%	3/15/18	75	73
	SunTrust Capital VIII	6.100%	12/15/36	115	77
	Swiss Bank Corp.	7.000%	10/15/15	750	674
	Synovus Financial Corp.	5.125%	6/15/17	500	305
	UBS AG	5.875%	12/20/17	1,225	1,140
	UBS AG	5.750%	4/25/18	50	46
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	518
	Union Bank of California NA	5.950%	5/11/16	450	427
	Union Planters Corp.	7.750%	3/1/11	1,000	972
	UnionBanCal Corp.	5.250%	12/16/13	150	135
	US Bancorp	4.200%	5/15/14	600	608
	US Bank NA	6.375%	8/1/11	250	268
	US Bank NA	6.300%	2/4/14	250	272
3	USB Capital IX	6.189%	4/15/49	300	200
	Wachovia Bank NA	4.800%	11/1/14	500	480
	Wachovia Bank NA	4.875%	2/1/15	1,030	998
	Wachovia Bank NA	5.850%	2/1/37	425	377
	Wachovia Bank NA	6.600%	1/15/38	350	347
3	Wachovia Capital Trust III	5.800%	3/15/11	825	495
	Wachovia Corp.	5.300%	10/15/11	175	182
	Wachovia Corp.	5.500%	5/1/13	600	621
	Wachovia Corp.	4.875%	2/15/14	445	436
	Wachovia Corp.	5.625%	10/15/16	500	469
	Wachovia Corp.	5.750%	6/15/17	300	298
	Wachovia Corp.	5.750%	2/1/18	100	99
	Wachovia Corp.	7.500%	4/15/35	150	128
	Wachovia Corp.	5.500%	8/1/35	200	152
	Wachovia Corp.	6.550%	10/15/35	100	88
	Wells Fargo & Co.	4.200%	1/15/10	1,265	1,287
	Wells Fargo & Co.	4.875%	1/12/11	625	643
	Wells Fargo & Co.	5.300%	8/26/11	575	600
6	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,676
6	Wells Fargo & Co.	2.125%	6/15/12	425	427
	Wells Fargo & Co.	5.250%	10/23/12	100	103
	Wells Fargo & Co.	4.375%	1/31/13	275	277

Wells Fargo & Co.	4.950%	10/16/13	375	375
Wells Fargo & Co.	5.625%	12/11/17	550	542
Wells Fargo Bank NA	4.750%	2/9/15	1,825	1,771

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo Bank NA	5.750%	5/16/16	250	241
	Wells Fargo Bank NA	5.950%	8/26/36	500	455
	Wells Fargo Capital X	5.950%	12/15/36	425	313
3	Wells Fargo Capital XIII	7.700%	12/29/49	450	374
3	Wells Fargo Capital XV	9.750%	12/29/49	100	96
	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.350%	11/15/10	100	101
	Ameriprise Financial Inc.	5.650%	11/15/15	525	496
	BlackRock, Inc.	6.250%	9/15/17	300	314
	Charles Schwab Corp.	4.950%	6/1/14	625	639
	Jefferies Group Inc.	6.450%	6/8/27	475	353
	Lazard Group	6.850%	6/15/17	450	413
	Finance Companies (0.5%)
	Block Financial LLC	7.875%	1/15/13	125	133
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	4.875%	10/21/10	725	749
6	General Electric Capital Corp.	1.625%	1/7/11	1,175	1,192
	General Electric Capital Corp.	6.125%	2/22/11	235	246
	General Electric Capital Corp.	5.500%	4/28/11	1,100	1,141
	General Electric Capital Corp.	5.000%	11/15/11	200	206
6	General Electric Capital Corp.	3.000%	12/9/11	925	955
	General Electric Capital Corp.	5.875%	2/15/12	225	237
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,093
6	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,247
	General Electric Capital Corp.	5.000%	4/10/12	250	256
6	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,791
	General Electric Capital Corp.	6.000%	6/15/12	925	977
	General Electric Capital Corp.	5.250%	10/19/12	3,525	3,637
6	General Electric Capital Corp.	2.125%	12/21/12	825	820
6	General Electric Capital Corp.	2.625%	12/28/12	675	682
	General Electric Capital Corp.	5.450%	1/15/13	325	337
	General Electric Capital Corp.	5.900%	5/13/14	725	744
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,461
	General Electric Capital Corp.	5.650%	6/9/14	150	155
	General Electric Capital Corp.	5.375%	10/20/16	200	200
	General Electric Capital Corp.	5.400%	2/15/17	500	487
	General Electric Capital Corp.	5.625%	9/15/17	625	601
	General Electric Capital Corp.	5.625%	5/1/18	1,000	953
	General Electric Capital Corp.	6.750%	3/15/32	3,075	2,802
	General Electric Capital Corp.	6.150%	8/7/37	400	330
	General Electric Capital Corp.	5.875%	1/14/38	975	765
	General Electric Capital Corp.	6.875%	1/10/39	475	429
3	General Electric Capital Corp.	6.375%	11/15/67	800	526
6	GMAC LLC	2.200%	12/19/12	850	847
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	168
	HSBC Finance Corp.	4.625%	9/15/10	725	730
	HSBC Finance Corp.	5.250%	1/14/11	1,045	1,051
	HSBC Finance Corp.	5.700%	6/1/11	550	554
	HSBC Finance Corp.	6.375%	10/15/11	375	383
	HSBC Finance Corp.	5.900%	6/19/12	275	275
	HSBC Finance Corp.	4.750%	7/15/13	125	120
	HSBC Finance Corp.	5.250%	1/15/14	825	809
	HSBC Finance Corp.	5.000%	6/30/15	1,275	1,201
	International Lease Finance Corp.	5.125%	11/1/10	400	356
	International Lease Finance Corp.	5.450%	3/24/11	400	341
	International Lease Finance Corp.	5.300%	5/1/12	150	116
	International Lease Finance Corp.	5.000%	9/15/12	2,175	1,675
	SLM Corp.	4.500%	7/26/10	150	142
	SLM Corp.	5.400%	10/25/11	325	294
	SLM Corp.	5.375%	1/15/13	350	294
	SLM Corp.	5.000%	10/1/13	300	244

SLM Corp.	8.450%	6/15/18	800	682
SLM Corp.	5.625%	8/1/33	700	410

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Insurance (0.4%)
	ACE Capital Trust II	9.700%	4/1/30	75	65
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	125
	ACE INA Holdings, Inc.	5.900%	6/15/19	550	553
	AEGON Funding Corp.	5.750%	12/15/20	50	43
	AEGON NV	4.750%	6/1/13	75	68
	Aetna, Inc.	7.875%	3/1/11	300	322
	Aetna, Inc.	5.750%	6/15/11	75	79
	Aetna, Inc.	6.500%	9/15/18	175	175
	Aetna, Inc.	6.625%	6/15/36	100	91
	Aetna, Inc.	6.750%	12/15/37	250	231
	Allied World Assurance	7.500%	8/1/16	875	745
	Allstate Corp.	7.200%	12/1/09	325	332
	Allstate Corp.	6.125%	2/15/12	100	104
	Allstate Corp.	5.000%	8/15/14	25	25
	Allstate Corp.	6.125%	12/15/32	250	232
	Allstate Corp.	5.550%	5/9/35	100	85
3	Allstate Corp.	6.125%	5/15/37	200	154
3	Allstate Corp.	6.500%	5/15/57	200	152
	American Financial Group	9.875%	6/15/19	100	99
	American International Group, Inc.	4.700%	10/1/10	200	162
	American International Group, Inc.	5.375%	10/18/11	400	288
	American International Group, Inc.	4.950%	3/20/12	700	456
	American International Group, Inc.	4.250%	5/15/13	1,025	584
	American International Group, Inc.	5.600%	10/18/16	125	64
	American International Group, Inc.	6.250%	5/1/36	700	301
	Aon Capital Trust	8.205%	1/1/27	100	90
	Arch Capital Group Ltd.	7.350%	5/1/34	375	230
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	284
	Assurant, Inc.	5.625%	2/15/14	200	174
	Assurant, Inc.	6.750%	2/15/34	400	276
	AXA SA	8.600%	12/15/30	700	653
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	243
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	363
5	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	359
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	131
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	75	78
5	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	425	440
	Chubb Corp.	5.750%	5/15/18	175	184
	Chubb Corp.	6.000%	5/11/37	375	379
	Chubb Corp.	6.500%	5/15/38	125	135
3	Chubb Corp.	6.375%	3/29/67	250	196
	CIGNA Corp.	6.150%	11/15/36	500	355
	Cincinnati Financial Corp.	6.125%	11/1/34	325	230
	CNA Financial Corp.	6.500%	8/15/16	475	384
	Commerce Group, Inc.	5.950%	12/9/13	175	147
	Coventry Health Care Inc.	6.300%	8/15/14	375	327
	Fund American Cos., Inc.	5.875%	5/15/13	150	142
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	425
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	139
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	249
	Genworth Financial, Inc.	4.950%	10/1/15	125	81
	Genworth Financial, Inc.	6.500%	6/15/34	425	249
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	475	378
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	115
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	77
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	25	16
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	250	168
	Humana Inc.	6.450%	6/1/16	275	240
	Humana Inc.	8.150%	6/15/38	325	257

3	ING Groep NV	5.775%	12/8/49	875	499
	ING USA Global Funding	4.500%	10/1/10	675	686
	Lincoln National Corp.	8.750%	7/1/19	175	180

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lincoln National Corp.	6.150%	4/7/36	350	241
	Loews Corp.	6.000%	2/1/35	200	167
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	334
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	450	515
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	77
5	MetLife Global Funding I	5.125%	6/10/14	450	446
	MetLife, Inc.	5.000%	6/15/15	1,000	969
	MetLife, Inc.	6.500%	12/15/32	75	70
	MetLife, Inc.	6.375%	6/15/34	375	357
	MetLife, Inc.	5.700%	6/15/35	125	111
	MetLife, Inc.	6.400%	12/15/36	300	213
	Principal Financial Group, Inc.	7.875%	5/15/14	225	232
	Principal Financial Group, Inc.	6.050%	10/15/36	250	197
	Principal Life Income Funding Trusts	5.300%	12/14/12	100	98
	Principal Life Income Funding Trusts	5.100%	4/15/14	475	461
	Progressive Corp.	6.625%	3/1/29	150	142
3	Progressive Corp.	6.700%	6/15/37	425	299
	Prudential Financial, Inc.	5.150%	1/15/13	75	73
	Prudential Financial, Inc.	4.750%	4/1/14	425	406
	Prudential Financial, Inc.	5.100%	9/20/14	550	516
	Prudential Financial, Inc.	6.200%	1/15/15	100	98
	Prudential Financial, Inc.	5.500%	3/15/16	50	45
	Prudential Financial, Inc.	6.100%	6/15/17	100	91
	Prudential Financial, Inc.	7.375%	6/15/19	250	245
	Prudential Financial, Inc.	5.750%	7/15/33	200	154
	Prudential Financial, Inc.	5.400%	6/13/35	150	112
	Prudential Financial, Inc.	5.900%	3/17/36	325	271
	Prudential Financial, Inc.	5.700%	12/14/36	550	442
	Torchmark Corp.	6.375%	6/15/16	425	408
	Travelers Cos. Inc.	5.800%	5/15/18	775	795
3	Travelers Cos. Inc.	6.250%	3/15/37	250	201
	Travelers Cos., Inc.	5.500%	12/1/15	600	612
	Travelers Cos., Inc.	6.250%	6/20/16	100	106
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	340
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	240
	UnitedHealth Group, Inc.	6.000%	6/15/17	875	835
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	95
	UnitedHealth Group, Inc.	6.000%	2/15/18	425	402
	UnitedHealth Group, Inc.	6.500%	6/15/37	200	179
	UnitedHealth Group, Inc.	6.625%	11/15/37	325	287
	UnitedHealth Group, Inc.	6.875%	2/15/38	250	230
	WellPoint Inc.	6.375%	1/15/12	200	210
	WellPoint Inc.	6.800%	8/1/12	550	584
	WellPoint Inc.	6.000%	2/15/14	525	537
	WellPoint Inc.	5.250%	1/15/16	125	118
	WellPoint Inc.	5.850%	1/15/36	150	130
	Willis North America Inc.	6.200%	3/28/17	300	269
	XL Capital Ltd.	6.375%	11/15/24	100	77
	XL Capital Ltd.	6.250%	5/15/27	500	358
3	XL Capital Ltd.	6.500%	12/15/49	400	196
	Other Finance (0.0%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	550	582
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	200	214
	Orix Corp.	5.480%	11/22/11	350	322
	XTRA Finance Corp.	5.150%	4/1/17	575	555
	Real Estate Investment Trusts (0.1%)
	AMB Property LP	6.300%	6/1/13	150	138
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	226
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	90
	Boston Properties, Inc.	6.250%	1/15/13	500	497
	Brandywine Operating Partnership	5.400%	11/1/14	225	179

Camden Property Trust	5.700%	5/15/17	325	290
Duke Realty LP	5.950%	2/15/17	200	157

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

ERP Operating LP	6.625%	3/15/12	400	411
ERP Operating LP	5.375%	8/1/16	275	251
HCP Inc.	6.700%	1/30/18	200	174
Health Care Property Investors, Inc.	6.450%	6/25/12	525	517
Health Care Property Investors, Inc.	6.300%	9/15/16	300	262
Health Care Property Investors, Inc.	5.625%	5/1/17	25	21
Health Care REIT, Inc.	6.200%	6/1/16	325	281
Hospitality Properties	5.125%	2/15/15	500	388
HRPT Properties Trust	6.250%	8/15/16	700	571
Kimco Realty Corp.	5.783%	3/15/16	125	106
Liberty Property LP	5.500%	12/15/16	100	80
National Retail Properties, Inc.	6.875%	10/15/17	25	22
Nationwide Health Properties, Inc.	6.250%	2/1/13	375	347
ProLogis	5.625%	11/15/15	350	273
ProLogis	5.750%	4/1/16	400	304
Realty Income Corp.	6.750%	8/15/19	525	476
Regency Centers LP	6.750%	1/15/12	150	147
Regency Centers LP	5.250%	8/1/15	75	61
Simon Property Group LP	4.875%	8/15/10	125	126
Simon Property Group LP	5.000%	3/1/12	175	172
Simon Property Group LP	5.300%	5/30/13	350	337
Simon Property Group LP	5.750%	12/1/15	325	301
Simon Property Group LP	5.250%	12/1/16	200	177
Simon Property Group LP	5.875%	3/1/17	650	594
Simon Property Group LP	6.125%	5/30/18	325	296
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	335
				242,825
Industrial (4.0%)
Basic Industry (0.3%)
Alcan, Inc.	4.875%	9/15/12	325	321
Alcan, Inc.	4.500%	5/15/13	125	122
Alcan, Inc.	5.000%	6/1/15	250	224
Alcan, Inc.	6.125%	12/15/33	325	257
Alcan, Inc.	5.750%	6/1/35	250	183
Alcoa, Inc.	5.720%	2/23/19	405	320
Alcoa, Inc.	5.900%	2/1/27	175	124
Allegheny Technologies Inc.	9.375%	6/1/19	450	475
Aluminum Co. of America	6.750%	1/15/28	500	399
ArcelorMittal	5.375%	6/1/13	925	885
ArcelorMittal	9.000%	2/15/15	50	53
ArcelorMittal	6.125%	6/1/18	425	369
ArcelorMittal	9.850%	6/1/19	25	27
Barrick Gold Finance Inc.	4.875%	11/15/14	825	847
Barrick Gold Finance Inc.	6.950%	4/1/19	600	671
Barrick North America Finance LLC	6.800%	9/15/18	25	28
Barrick North America Finance LLC	7.500%	9/15/38	25	29
BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	275	295
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	350	362
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	611
BHP Finance USA Ltd.	8.500%	12/1/12	500	582
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	261
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	751
Commercial Metals Co.	6.500%	7/15/17	175	154
Cytec Industries Inc.	8.950%	7/1/17	75	75
Dow Chemical Co.	6.125%	2/1/11	625	643
Dow Chemical Co.	6.000%	10/1/12	50	51
Dow Chemical Co.	7.600%	5/15/14	650	670

Dow Chemical Co.	5.700%	5/15/18	100	87
Dow Chemical Co.	8.550%	5/15/19	950	958
Dow Chemical Co.	7.375%	11/1/29	100	90
Dow Chemical Co.	9.400%	5/15/39	100	103
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	132
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,111

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	275	298
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	526
	Eastman Chemical Co.	7.250%	1/15/24	550	462
	Falconbridge Ltd.	7.350%	6/5/12	375	372
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	703
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	882
	Inco Ltd.	5.700%	10/15/15	450	437
	Inco Ltd.	7.200%	9/15/32	100	89
	International Paper Co.	7.400%	6/15/14	325	323
	International Paper Co.	5.300%	4/1/15	525	476
	International Paper Co.	9.375%	5/15/19	500	509
	Lubrizol Corp.	5.500%	10/1/14	525	502
	Lubrizol Corp.	6.500%	10/1/34	450	387
	Monsanto Co.	7.375%	8/15/12	350	400
	Newmont Mining Corp.	5.875%	4/1/35	325	301
	Noranda, Inc.	7.250%	7/15/12	250	252
	Noranda, Inc.	5.500%	6/15/17	250	216
	Nucor Corp.	5.750%	12/1/17	100	105
	Nucor Corp.	5.850%	6/1/18	400	420
	Nucor Corp.	6.400%	12/1/37	250	259
	Placer Dome, Inc.	6.450%	10/15/35	375	379
	Plum Creek Timber Co.	5.875%	11/15/15	400	337
	Potash Corp. of Saskatchewan	7.750%	5/31/11	400	439
	Praxair, Inc.	4.375%	3/31/14	450	468
	Praxair, Inc.	5.250%	11/15/14	150	162
	Praxair, Inc.	5.200%	3/15/17	25	25
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	402
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	831
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	400
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	575	636
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	214
	Southern Copper Corp.	7.500%	7/27/35	250	223
	Vale Overseas Ltd.	6.250%	1/11/16	100	102
	Vale Overseas Ltd.	6.250%	1/23/17	350	356
	Vale Overseas Ltd.	8.250%	1/17/34	375	408
	Vale Overseas Ltd.	6.875%	11/21/36	375	354
	Valspar Corp.	7.250%	6/15/19	50	51
	Weyerhaeuser Co.	7.375%	3/15/32	100	79
	WMC Finance USA	5.125%	5/15/13	400	415
	Capital Goods (0.4%)
	3M Co.	5.125%	11/6/09	150	152
	3M Co.	6.375%	2/15/28	450	489
	Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,053
3,5	BAE Systems Asset Trust	7.156%	12/15/11	204	212
	Bemis Co. Inc.	4.875%	4/1/12	700	657
	Black & Decker Corp.	5.750%	11/15/16	75	72
	Boeing Capital Corp.	6.100%	3/1/11	250	267
	Boeing Capital Corp.	6.500%	2/15/12	200	219
	Boeing Capital Corp.	5.800%	1/15/13	925	996
	Boeing Co.	6.000%	3/15/19	150	163
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	2,042
	Caterpillar Financial Services Corp.	6.125%	2/17/14	325	348
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	171
	Caterpillar Financial Services Corp.	4.625%	6/1/15	400	384
	Caterpillar Financial Services Corp.	7.150%	2/15/19	625	671
	Caterpillar, Inc.	7.900%	12/15/18	300	346
	Caterpillar, Inc.	7.375%	3/1/97	400	395
	Cooper Industries, Inc.	5.250%	11/15/12	425	456
	CRH America Inc.	5.625%	9/30/11	400	393
	CRH America Inc.	6.950%	3/15/12	150	151

CRH America Inc.	5.300%	10/15/13	100	91
CRH America Inc.	6.000%	9/30/16	750	653
Deere & Co.	6.950%	4/25/14	825	937

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Deere & Co.	7.125%	3/3/31	300	315
	Eaton Corp.	5.600%	5/15/18	125	121
	Embraer Overseas Ltd.	6.375%	1/24/17	100	94
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,122
	Emerson Electric Co.	4.875%	10/15/19	125	126
	General Dynamics Corp.	4.250%	5/15/13	650	674
	General Electric Co.	5.000%	2/1/13	2,000	2,080
	Goodrich Corp.	6.125%	3/1/19	525	533
	Harsco Corp.	5.750%	5/15/18	350	343
	Honeywell International, Inc.	6.125%	11/1/11	200	219
	Honeywell International, Inc.	4.250%	3/1/13	175	181
	Honeywell International, Inc.	5.300%	3/15/17	275	287
	Honeywell International, Inc.	5.300%	3/1/18	150	156
5	Illinois Tool Works, Inc.	5.150%	4/1/14	325	342
5	Illinois Tool Works, Inc.	6.250%	4/1/19	450	488
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	226
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	55
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	226
	John Deere Capital Corp	4.950%	12/17/12	50	52
	John Deere Capital Corp.	5.250%	10/1/12	375	396
	John Deere Capital Corp.	4.900%	9/9/13	525	546
	Joy Global, Inc.	6.000%	11/15/16	250	233
	Lafarge SA	6.150%	7/15/11	50	51
	Lafarge SA	7.125%	7/15/36	525	399
	Lockheed Martin Corp.	7.650%	5/1/16	250	288
	Lockheed Martin Corp.	7.750%	5/1/26	250	303
	Lockheed Martin Corp.	6.150%	9/1/36	450	479
	Martin Marietta Materials, Inc	6.600%	4/15/18	400	376
	Parker-Hannifin Corp.	5.500%	5/15/18	125	128
	Parker-Hannifin Corp.	6.250%	5/15/38	75	77
	Raytheon Co.	4.850%	1/15/11	325	339
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	84
	Republic Services, Inc.	6.750%	8/15/11	275	285
	Rockwell Automation, Inc.	5.650%	12/1/17	25	26
	Rockwell Automation, Inc.	6.700%	1/15/28	200	213
	Rockwell Automation, Inc.	6.250%	12/1/37	325	339
	Rockwell Collins, Inc.	5.250%	7/15/19	50	51
5	Smiths Group Inc.	6.050%	5/15/14	125	120
5	Smiths Group Inc.	7.200%	5/15/19	125	117
	Textron, Inc.	6.500%	6/1/12	450	438
	Tyco International Group SA	6.375%	10/15/11	675	712
	Tyco International Group SA	8.500%	1/15/19	175	194
	Tyco International Group SA	7.000%	12/15/19	400	392
	United Technologies Corp.	6.350%	3/1/11	325	349
	United Technologies Corp.	8.875%	11/15/19	575	789
	United Technologies Corp.	7.500%	9/15/29	100	119
	United Technologies Corp.	5.400%	5/1/35	400	391
	Vulcan Materials Co.	6.300%	6/15/13	175	180
	Vulcan Materials Co.	7.000%	6/15/18	325	314
	Waste Management, Inc.	7.375%	8/1/10	75	79
	WMX Technologies Inc.	7.100%	8/1/26	325	306
	Communication (0.9%)
	America Movil SA de C.V.	6.375%	3/1/35	200	189
	America Movil SA de C.V.	6.125%	11/15/37	300	271
	AT&T Inc.	5.300%	11/15/10	450	468
	AT&T Inc.	6.250%	3/15/11	750	797
	AT&T Inc.	7.300%	11/15/11	300	329
	AT&T Inc.	5.875%	2/1/12	345	369
	AT&T Inc.	5.875%	8/15/12	155	166

AT&T Inc.	4.850%	2/15/14	225	234
AT&T Inc.	5.100%	9/15/14	1,575	1,642
AT&T Inc.	5.625%	6/15/16	600	619

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	5.500%	2/1/18	1,000	998
AT&T Inc.	5.800%	2/15/19	75	76
AT&T Inc.	8.000%	11/15/31	695	801
AT&T Inc.	6.450%	6/15/34	1,000	1,016
AT&T Inc.	6.400%	5/15/38	600	587
AT&T Inc.	6.550%	2/15/39	500	499
AT&T Wireless	7.875%	3/1/11	650	702
AT&T Wireless	8.125%	5/1/12	600	673
BellSouth Capital Funding Corp.	7.875%	2/15/30	150	158
BellSouth Corp.	5.200%	12/15/16	250	254
BellSouth Corp.	6.875%	10/15/31	325	333
BellSouth Corp.	6.550%	6/15/34	700	680
BellSouth Corp.	6.000%	11/15/34	290	276
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,523
British Telecommunications PLC	9.125%	12/15/10	375	398
British Telecommunications PLC	9.625%	12/15/30	1,125	1,241
CBS Corp.	5.625%	8/15/12	615	607
CBS Corp.	7.875%	7/30/30	400	318
CBS Corp.	5.500%	5/15/33	200	134
CenturyTel Enterprises	6.875%	1/15/28	150	127
CenturyTel, Inc.	5.000%	2/15/15	150	135
Cingular Wireless LLC	6.500%	12/15/11	350	375
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,052
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,307
Comcast Cable Communications Inc. LLC	8.875%	5/1/17	850	1,002
Comcast Corp.	5.500%	3/15/11	800	837
Comcast Corp.	6.500%	1/15/15	700	744
Comcast Corp.	5.900%	3/15/16	650	667
Comcast Corp.	5.700%	7/1/19	750	746
Comcast Corp.	6.500%	11/15/35	300	299
Comcast Corp.	6.450%	3/15/37	100	99
Comcast Corp.	6.950%	8/15/37	250	260
Comcast Corp.	6.400%	5/15/38	600	590
Comcast Corp.	6.550%	7/1/39	725	723
Cox Communications, Inc.	4.625%	6/1/13	200	197
Cox Communications, Inc.	5.500%	10/1/15	600	579
Deutsche Telekom International Finance	5.750%	3/23/16	425	438
Deutsche Telekom International Finance	8.750%	6/15/30	1,700	1,999
Embarq Corp.	7.082%	6/1/16	875	852
Embarq Corp.	7.995%	6/1/36	200	173
France Telecom	7.750%	3/1/11	700	757
France Telecom	4.375%	7/8/14	200	201
France Telecom	5.375%	7/8/19	200	198
France Telecom	8.500%	3/1/31	575	742
Grupo Televisa SA	6.625%	3/18/25	450	406
GTE Corp.	6.940%	4/15/28	325	332
Koninklijke KPN NV	8.000%	10/1/10	500	524
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	326
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	258
News America Holdings, Inc.	8.150%	10/17/36	385	406
News America Inc.	6.200%	12/15/34	725	617
News America Inc.	6.400%	12/15/35	1,300	1,133
Omnicom Group Inc.	5.900%	4/15/16	50	50
Pacific Bell	7.125%	3/15/26	200	202
Qwest Communications International Inc.	7.875%	9/1/11	450	448
Qwest Communications International Inc.	8.875%	3/15/12	425	425
Qwest Communications International Inc.	6.500%	6/1/17	275	242
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	144
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	87
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	128

Reed Elsevier Capital	4.625%	6/15/12	100	96
Reed Elsevier Capital	7.750%	1/15/14	175	187
Reed Elsevier Capital	8.625%	1/15/19	200	228
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,072

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Rogers Communications Inc.	5.500%	3/15/14	250	258
	Rogers Communications Inc.	6.800%	8/15/18	450	482
	Telecom Italia Capital	7.175%	6/18/19	50	51
	Telecom Italia Capital S.A.	4.875%	10/1/10	400	405
	Telecom Italia Capital S.A.	6.200%	7/18/11	550	572
	Telecom Italia Capital S.A.	5.250%	11/15/13	325	321
	Telecom Italia Capital S.A.	5.250%	10/1/15	650	630
	Telecom Italia Capital S.A.	6.375%	11/15/33	205	183
	Telecom Italia Capital S.A.	7.200%	7/18/36	475	462
	Telefonica Emisiones SAU	5.984%	6/20/11	250	264
	Telefonica Emisiones SAU	4.949%	1/15/15	625	639
	Telefonica Emisiones SAU	6.421%	6/20/16	475	507
	Telefonica Emisiones SAU	5.877%	7/15/19	300	309
	Telefonica Europe BV	7.750%	9/15/10	675	711
	Telefonica Europe BV	8.250%	9/15/30	750	940
	Telefonos de Mexico SA	5.500%	1/27/15	850	848
	Telus Corp.	8.000%	6/1/11	275	295
	Thomson Reuters Corp.	5.950%	7/15/13	75	77
	Thomson Reuters Corp.	5.700%	10/1/14	850	854
	Thomson Reuters Corp.	6.500%	7/15/18	50	52
	Thomson Reuters Corp.	5.500%	8/15/35	50	40
	Time Warner Cable Inc.	5.400%	7/2/12	400	415
	Time Warner Cable Inc.	6.200%	7/1/13	300	316
	Time Warner Cable Inc.	7.500%	4/1/14	650	717
	Time Warner Cable Inc.	5.850%	5/1/17	500	497
	Time Warner Cable Inc.	6.750%	7/1/18	900	935
	Time Warner Cable Inc.	8.250%	4/1/19	200	227
	Time Warner Cable Inc.	6.550%	5/1/37	350	332
	Time Warner Cable Inc.	6.750%	6/15/39	875	845
	Time Warner Entertainment	10.150%	5/1/12	200	220
	Time Warner Entertainment	8.375%	3/15/23	800	879
	Time Warner Entertainment	8.375%	7/15/33	100	111
	US Cellular	6.700%	12/15/33	350	340
	US West Communications Group	7.500%	6/15/23	350	280
	US West Communications Group	6.875%	9/15/33	375	272
	Verizon Communications Inc.	5.350%	2/15/11	50	52
	Verizon Communications Inc.	5.550%	2/15/16	500	515
	Verizon Communications Inc.	5.500%	2/15/18	500	506
	Verizon Communications Inc.	8.750%	11/1/18	275	327
	Verizon Communications Inc.	6.350%	4/1/19	625	651
	Verizon Communications Inc.	5.850%	9/15/35	500	466
	Verizon Communications Inc.	8.950%	3/1/39	1,250	1,596
	Verizon Communications Inc.	7.350%	4/1/39	750	815
	Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,204
	Verizon Global Funding Corp.	7.750%	12/1/30	425	480
	Verizon Maryland, Inc.	6.125%	3/1/12	500	528
	Verizon New England, Inc.	6.500%	9/15/11	300	320
	Verizon New York, Inc.	6.875%	4/1/12	300	319
	Verizon Virginia, Inc.	4.625%	3/15/13	450	452
5	Verizon Wireless Capital LLC	3.750%	5/20/11	550	560
5	Verizon Wireless Capital LLC	5.250%	2/1/12	450	472
5	Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,539
5	Verizon Wireless Capital LLC	5.550%	2/1/14	525	556
5	Verizon Wireless Capital LLC	8.500%	11/15/18	525	634
	Vodafone Group PLC	5.350%	2/27/12	200	211
	Vodafone Group PLC	5.000%	12/16/13	300	311
	Vodafone Group PLC	5.750%	3/15/16	300	309
	Vodafone Group PLC	5.625%	2/27/17	550	562
	Vodafone Group PLC	4.625%	7/15/18	125	121
	Vodafone Group PLC	5.450%	6/10/19	275	272
	Vodafone Group PLC	7.875%	2/15/30	425	490

Vodafone Group PLC	6.250%	11/30/32	350	362
Vodafone Group PLC	6.150%	2/27/37	75	74
Washington Post Co.	7.250%	2/1/19	150	156

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	WPP Finance USA Corp.	5.875%	6/15/14	425	396
	Consumer Cyclical (0.4%)
	Best Buy Co.	6.750%	7/15/13	125	129
	Costco Wholesale Corp.	5.500%	3/15/17	475	508
	CVS Caremark Corp.	5.750%	8/15/11	75	80
	CVS Caremark Corp.	4.875%	9/15/14	275	277
	CVS Caremark Corp.	5.750%	6/1/17	175	176
	CVS Caremark Corp.	6.600%	3/15/19	1,175	1,251
	CVS Caremark Corp.	6.250%	6/1/27	125	128
3	CVS Caremark Corp.	6.302%	6/1/37	425	316
	Daimler Finanace North America LLC	6.500%	11/15/13	875	899
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	350	355
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,213
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	450	472
	Darden Restaurants Inc.	5.625%	10/15/12	225	228
	Darden Restaurants Inc.	6.800%	10/15/37	275	234
	Historic TW, Inc.	9.150%	2/1/23	1,475	1,579
	Historic TW, Inc.	6.625%	5/15/29	200	178
	Home Depot Inc.	4.625%	8/15/10	650	664
	Home Depot Inc.	5.250%	12/16/13	375	385
	Home Depot Inc.	5.400%	3/1/16	1,100	1,089
	Johnson Controls, Inc.	5.250%	1/15/11	300	303
	Johnson Controls, Inc.	6.000%	1/15/36	125	87
	Kohl's Corp.	6.250%	12/15/17	200	205
	Kohl's Corp.	6.000%	1/15/33	225	200
	Kohl's Corp.	6.875%	12/15/37	100	99
	Lowe's Cos., Inc.	5.000%	10/15/15	75	79
	Lowe's Cos., Inc.	6.100%	9/15/17	200	216
	Lowe's Cos., Inc.	6.875%	2/15/28	367	397
	Lowe's Cos., Inc.	5.800%	10/15/36	475	464
	Marriott International	4.625%	6/15/12	400	395
	Marriott International	5.625%	2/15/13	200	197
	Marriott International	6.200%	6/15/16	150	141
	Marriott International	6.375%	6/15/17	50	47
	McDonald's Corp.	5.300%	3/15/17	400	423
	McDonald's Corp.	5.800%	10/15/17	300	328
	McDonald's Corp.	5.350%	3/1/18	350	369
	McDonald's Corp.	6.300%	10/15/37	200	216
	McDonald's Corp.	6.300%	3/1/38	300	324
	McDonald's Corp.	5.700%	2/1/39	25	25
	Nordstrom, Inc.	6.950%	3/15/28	200	181
	Nordstrom, Inc.	7.000%	1/15/38	150	136
	Paccar Inc.	6.875%	2/15/14	200	221
	Staples Inc.	7.750%	4/1/11	100	106
	Staples Inc.	9.750%	1/15/14	1,025	1,148
	Target Corp.	6.350%	1/15/11	650	693
	Target Corp.	5.125%	1/15/13	675	717
	Target Corp.	4.000%	6/15/13	525	533
	Target Corp.	5.375%	5/1/17	200	206
	Target Corp.	7.000%	7/15/31	175	180
	Target Corp.	6.350%	11/1/32	450	441
	The Walt Disney Co.	5.700%	7/15/11	1,150	1,237
	The Walt Disney Co.	6.375%	3/1/12	150	165

The Walt Disney Co.	4.500%	12/15/13	125	130
The Walt Disney Co.	5.625%	9/15/16	50	54
The Walt Disney Co.	7.000%	3/1/32	400	467

Time Warner, Inc.	6.750%	4/15/11	875	915
Time Warner, Inc.	6.875%	5/1/12	100	107
Time Warner, Inc.	7.625%	4/15/31	460	446
Time Warner, Inc.	7.700%	5/1/32	290	283
TJX Companies, Inc.	6.950%	4/15/19	175	196
Toll Brothers Finance Corp.	5.150%	5/15/15	400	355
Toyota Motor Credit Corp.	4.350%	12/15/10	325	336

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	5.450%	5/18/11	600	634
VF Corp.	5.950%	11/1/17	250	250
VF Corp.	6.450%	11/1/37	150	140
Viacom Inc.	6.250%	4/30/16	275	269
Wal-Mart Stores, Inc.	4.750%	8/15/10	350	364
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,275	2,394
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	173
Wal-Mart Stores, Inc.	3.200%	5/15/14	550	548
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	456
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	211
Wal-Mart Stores, Inc.	5.800%	2/15/18	200	219
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	984
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	167
Wal-Mart Stores, Inc.	6.500%	8/15/37	550	614
Walgreen Co.	5.250%	1/15/19	875	913
Western Union Co.	6.500%	2/26/14	300	322
Western Union Co.	5.930%	10/1/16	400	404
Western Union Co.	6.200%	11/17/36	325	296
Yum! Brands, Inc.	7.700%	7/1/12	250	266
Yum! Brands, Inc.	6.875%	11/15/37	750	755
Consumer Noncyclical (1.0%)
Abbott Laboratories	3.750%	3/15/11	500	517
Abbott Laboratories	4.350%	3/15/14	250	260
Abbott Laboratories	5.875%	5/15/16	1,350	1,465
Abbott Laboratories	5.600%	11/30/17	475	512
Abbott Laboratories	6.000%	4/1/39	325	345
Allergan Inc.	5.750%	4/1/16	125	123
Altria Group, Inc.	8.500%	11/10/13	1,325	1,513
Altria Group, Inc.	9.700%	11/10/18	1,200	1,373
Altria Group, Inc.	9.950%	11/10/38	275	319
Altria Group, Inc.	10.200%	2/6/39	675	797
AmerisourceBergen Corp.	5.875%	9/15/15	675	653
Amgen Inc.	4.850%	11/18/14	500	529
Amgen Inc.	5.850%	6/1/17	775	830
Amgen Inc.	5.700%	2/1/19	200	212
Amgen Inc.	6.375%	6/1/37	400	427
Amgen Inc.	6.400%	2/1/39	700	741
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	263
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	244
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	834
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	340
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	1,058
AstraZeneca PLC	5.400%	9/15/12	750	812
AstraZeneca PLC	5.400%	6/1/14	875	950
AstraZeneca PLC	6.450%	9/15/37	1,175	1,299
Baxter Finco, BV	4.750%	10/15/10	500	518
Baxter International, Inc.	4.625%	3/15/15	250	250
Baxter International, Inc.	5.900%	9/1/16	150	161
Baxter International, Inc.	6.250%	12/1/37	100	109
Becton, Dickinson & Co.	5.000%	5/15/19	50	51
Biogen Idec Inc.	6.000%	3/1/13	600	613
Bottling Group LLC	4.625%	11/15/12	300	320
Bottling Group LLC	5.000%	11/15/13	100	108
Bottling Group LLC	6.950%	3/15/14	500	573
Bottling Group LLC	5.500%	4/1/16	1,275	1,331
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	318
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	771
Bunge Ltd. Finance Corp.	8.500%	6/15/19	175	183
C.R. Bard, Inc.	6.700%	12/1/26	450	449
Campbell Soup Co.	6.750%	2/15/11	100	108
Cardinal Health, Inc.	4.000%	6/15/15	100	88

Cardinal Health, Inc.	6.000%	6/15/17	100	95
Cardinal Health, Inc.	5.850%	12/15/17	150	141

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	322
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	25	29
Clorox Co.	4.200%	1/15/10	125	127
Coca-Cola Co.	5.350%	11/15/17	225	243
Coca-Cola Co.	4.875%	3/15/19	900	928
Coca-Cola Enterprises Inc.	7.375%	3/3/14	300	344
Coca-Cola Enterprises Inc.	4.250%	3/1/15	300	304
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	163
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	310
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	550
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	266
ConAgra Foods, Inc.	5.875%	4/15/14	275	292
ConAgra Foods, Inc.	7.125%	10/1/26	50	49
ConAgra Foods, Inc.	7.000%	10/1/28	100	96
Covidien International	6.550%	10/15/37	525	578
Delhaize America Inc.	5.875%	2/1/14	250	256
Diageo Capital PLC	5.200%	1/30/13	75	79
Diageo Capital PLC	5.750%	10/23/17	75	79
Diageo Finance BV	5.300%	10/28/15	625	643
Dr. Pepper Snapple Group	6.120%	5/1/13	375	393
Eli Lilly & Co.	3.550%	3/6/12	125	130
Eli Lilly & Co.	6.000%	3/15/12	125	138
Eli Lilly & Co.	5.500%	3/15/27	625	627
Express Scripts Inc.	6.250%	6/15/14	250	264
Express Scripts Inc.	7.250%	6/15/19	75	83
Express Scripts, Inc.	5.250%	6/15/12	225	232
Fortune Brands Inc.	6.375%	6/15/14	475	473
Fortune Brands Inc.	5.375%	1/15/16	25	23
Fortune Brands Inc.	5.875%	1/15/36	250	191
Genentech Inc.	4.400%	7/15/10	50	52
Genentech Inc.	4.750%	7/15/15	150	157
Genentech Inc.	5.250%	7/15/35	325	309
General Mills, Inc.	6.000%	2/15/12	592	637
General Mills, Inc.	5.650%	9/10/12	250	270
General Mills, Inc.	5.200%	3/17/15	875	924
General Mills, Inc.	5.700%	2/15/17	575	611
General Mills, Inc.	5.650%	2/15/19	300	314
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	734
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,048
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	283
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	781
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,122
H.J. Heinz Finance Co.	6.625%	7/15/11	850	903
Hasbro Inc.	6.300%	9/15/17	550	539
Hershey Foods Corp.	5.450%	9/1/16	150	152
Hospira, Inc.	5.900%	6/15/14	200	198
Johnson & Johnson	5.150%	8/15/12	400	440
Johnson & Johnson	3.800%	5/15/13	525	547
Johnson & Johnson	5.150%	7/15/18	125	134
Johnson & Johnson	6.950%	9/1/29	100	119
Johnson & Johnson	4.950%	5/15/33	550	519
Johnson & Johnson	5.850%	7/15/38	325	350
Kellogg Co.	6.600%	4/1/11	305	328
Kellogg Co.	5.125%	12/3/12	225	241
Kellogg Co.	4.250%	3/6/13	125	129
Kimberly-Clark Corp.	4.875%	8/15/15	650	676
Kimberly-Clark Corp.	6.125%	8/1/17	200	219
Kraft Foods, Inc.	4.125%	11/12/09	750	758
Kraft Foods, Inc.	6.750%	2/19/14	125	138
Kraft Foods, Inc.	6.500%	8/11/17	525	556

Kraft Foods, Inc.	6.500%	11/1/31	875	838
Kraft Foods, Inc.	7.000%	8/11/37	725	769
Kraft Foods, Inc.	6.875%	2/1/38	100	107
Kraft Foods, Inc.	6.875%	1/26/39	575	610

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kroger Co.	6.800%	4/1/11	1,325	1,410
	Kroger Co.	6.200%	6/15/12	25	27
	Kroger Co.	4.950%	1/15/15	500	498
	Kroger Co.	8.000%	9/15/29	750	846
	Laboratory Corp. of America	5.625%	12/15/15	325	304
	Lorillard Tobacco Co.	8.125%	6/23/19	400	412
	McKesson Corp.	7.750%	2/1/12	350	384
	McKesson Corp.	5.250%	3/1/13	75	77
	Medco Health Solutions	7.250%	8/15/13	675	721
	Medtronic Inc.	4.750%	9/15/15	550	582
	Merck & Co.	1.875%	6/30/11	400	402
	Merck & Co.	4.750%	3/1/15	275	293
	Merck & Co.	4.000%	6/30/15	350	356
	Merck & Co.	5.000%	6/30/19	375	380
	Merck & Co.	6.400%	3/1/28	225	234
	Merck & Co.	5.950%	12/1/28	250	252
	Merck & Co.	5.850%	6/30/39	100	102
	Molson Coors Capital Finance	4.850%	9/22/10	200	203
	Novartis Capital Corp.	4.125%	2/10/14	1,000	1,029
	Novartis Securities Investment Ltd.	5.125%	2/10/19	750	764
	PepsiAmericas Inc.	5.750%	7/31/12	225	241
	PepsiAmericas Inc.	5.000%	5/15/17	450	428
	PepsiCo, Inc.	5.150%	5/15/12	125	135
	PepsiCo, Inc.	4.650%	2/15/13	250	263
	PepsiCo, Inc.	3.750%	3/1/14	875	894
	PepsiCo, Inc.	5.000%	6/1/18	450	466
	PepsiCo, Inc.	7.900%	11/1/18	450	553
	Pfizer, Inc.	4.450%	3/15/12	1,175	1,236
	Pfizer, Inc.	5.350%	3/15/15	825	890
	Pfizer, Inc.	6.200%	3/15/19	1,125	1,230
	Pfizer, Inc.	7.200%	3/15/39	575	682
	Philip Morris International Inc	5.650%	5/16/18	275	286
	Philip Morris International Inc.	4.875%	5/16/13	625	655
	Philip Morris International Inc.	6.875%	3/17/14	475	532
	Philip Morris International Inc.	6.375%	5/16/38	525	561
	Philips Electronics NV	4.625%	3/11/13	150	153
	Philips Electronics NV	5.750%	3/11/18	250	252
	Philips Electronics NV	6.875%	3/11/38	200	214
	Procter & Gamble Co.	4.950%	8/15/14	100	108
	Procter & Gamble Co.	3.500%	2/15/15	175	176
	Procter & Gamble Co.	4.700%	2/15/19	175	176
	Procter & Gamble Co.	6.450%	1/15/26	600	652
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,030	1,304
	Quest Diagnostic, Inc.	5.450%	11/1/15	250	243
	Reynolds American, Inc.	6.500%	7/15/10	200	203
	Reynolds American, Inc.	7.250%	6/1/12	200	206
	Reynolds American, Inc.	6.750%	6/15/17	100	94
	Reynolds American, Inc.	7.250%	6/15/37	375	309
	Safeway, Inc.	4.950%	8/16/10	350	359
	Safeway, Inc.	6.500%	3/1/11	1,300	1,380
	Sara Lee Corp.	6.125%	11/1/32	325	302
	Schering-Plough Corp.	6.000%	9/15/17	500	534
	Schering-Plough Corp.	6.550%	9/15/37	850	923
	Sysco Corp.	5.250%	2/12/18	300	310
	Sysco Corp.	5.375%	9/21/35	500	474
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	150	154
	Unilever Capital Corp.	7.125%	11/1/10	400	428
	Unilever Capital Corp.	3.650%	2/15/14	275	280
	Unilever Capital Corp.	4.800%	2/15/19	150	151
	UST, Inc.	5.750%	3/1/18	250	233

Whirlpool Corp.	5.500%	3/1/13	250	239
Wyeth	6.950%	3/15/11	500	542
Wyeth	5.500%	2/15/16	400	414
Wyeth	6.450%	2/1/24	400	433

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.500%	2/1/34	200	222
Wyeth	6.000%	2/15/36	1,125	1,167
Energy (0.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	811
Amerada Hess Corp.	6.650%	8/15/11	125	133
Amerada Hess Corp.	7.875%	10/1/29	150	163
Amerada Hess Corp.	7.125%	3/15/33	375	377
Anadarko Finance Co.	6.750%	5/1/11	325	341
Anadarko Petroleum Corp.	5.750%	6/15/14	125	127
Anadarko Petroleum Corp.	5.950%	9/15/16	200	197
Anadarko Petroleum Corp.	6.950%	6/15/19	50	50
Anadarko Petroleum Corp.	7.950%	6/15/39	125	130
Apache Corp.	6.000%	9/15/13	300	326
Apache Corp.	5.625%	1/15/17	75	79
Apache Corp.	6.900%	9/15/18	500	572
Apache Finance Canada Corp.	7.750%	12/15/29	225	269
Baker Hughes, Inc.	6.875%	1/15/29	400	420
BJ Services Co.	6.000%	6/1/18	100	96
BP Capital Markets PLC	5.250%	11/7/13	750	806
BP Capital Markets PLC	3.625%	5/8/14	675	679
BP Capital Markets PLC	4.750%	3/10/19	750	752
Burlington Resources, Inc.	6.680%	2/15/11	375	401
Burlington Resources, Inc.	6.500%	12/1/11	300	329
Burlington Resources, Inc.	7.400%	12/1/31	600	650
Canadian Natural Resources	5.450%	10/1/12	250	261
Canadian Natural Resources	4.900%	12/1/14	175	176
Canadian Natural Resources	7.200%	1/15/32	500	546
Canadian Natural Resources	6.450%	6/30/33	400	401
Canadian Natural Resources	6.500%	2/15/37	425	429
Chevron Corp.	3.450%	3/3/12	250	258
Chevron Corp.	3.950%	3/3/14	425	438
Chevron Corp.	4.950%	3/3/19	400	415
ConocoPhillips	4.750%	2/1/14	250	260
ConocoPhillips	4.600%	1/15/15	200	206
ConocoPhillips	5.750%	2/1/19	850	893
ConocoPhillips	6.000%	1/15/20	100	107
ConocoPhillips	6.500%	2/1/39	500	529
ConocoPhillips Canada Funding Co I	5.950%	10/15/36	250	254
Devon Energy Corp.	5.625%	1/15/14	525	556
Devon Energy Corp.	7.950%	4/15/32	75	89
Devon Financing Corp.	6.875%	9/30/11	475	517
Devon Financing Corp.	7.875%	9/30/31	375	443
Diamond Offshore Drilling	4.875%	7/1/15	100	98
Diamond Offshore Drilling	5.875%	5/1/19	75	76
EnCana Corp.	4.750%	10/15/13	25	25
EnCana Corp.	7.200%	11/1/31	625	694
EnCana Corp.	6.500%	8/15/34	325	330
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	53
EOG Resources Inc.	6.125%	10/1/13	575	624
EOG Resources Inc.	5.625%	6/1/19	275	288
Halliburton Co.	5.500%	10/15/10	250	262
Halliburton Co.	6.150%	9/15/19	525	569
Halliburton Co.	7.450%	9/15/39	700	816
Hess Corp.	8.125%	2/15/19	600	679
Husky Energy Inc.	6.250%	6/15/12	350	353
Husky Energy Inc.	7.250%	12/15/19	300	326
Husky Energy Inc.	6.800%	9/15/37	100	101
Kerr McGee Corp.	6.950%	7/1/24	1,000	932
Kerr McGee Corp.	7.875%	9/15/31	150	149
Marathon Oil Corp.	6.125%	3/15/12	475	502

5	Nabors Industries Inc.	9.250%	1/15/19	600	685
	Nexen, Inc.	5.050%	11/20/13	400	391
	Nexen, Inc.	5.650%	5/15/17	175	168

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nexen, Inc.	7.875%	3/15/32	100	105
Noble Energy, Inc.	8.250%	3/1/19	300	342
Norsk Hydro	7.150%	1/15/29	250	277
Occidental Petroleum	6.750%	1/15/12	125	137
Occidental Petroleum	7.000%	11/1/13	650	744
PC Financial Partnership	5.000%	11/15/14	25	24
Petro-Canada	4.000%	7/15/13	75	73
Petro-Canada	7.875%	6/15/26	100	108
Petro-Canada	5.350%	7/15/33	450	363
Petro-Canada	5.950%	5/15/35	500	436
Questar Market Resources	6.050%	9/1/16	350	317
Shell International Finance BV	5.625%	6/27/11	50	54
Shell International Finance BV	4.950%	3/22/12	375	402
Shell International Finance BV	4.000%	3/21/14	375	385
Shell International Finance BV	5.200%	3/22/17	300	304
Shell International Finance BV	6.375%	12/15/38	975	1,058
Statoilhydro ASA	3.875%	4/15/14	300	304
Statoilhydro ASA	5.250%	4/15/19	325	333
Suncor Energy, Inc.	6.100%	6/1/18	225	226
Suncor Energy, Inc.	6.500%	6/15/38	125	118
Suncor Energy, Inc.	6.850%	6/1/39	600	586
Sunoco, Inc.	4.875%	10/15/14	175	164
Sunoco, Inc.	5.750%	1/15/17	200	188
Talisman Energy, Inc.	5.125%	5/15/15	100	91
Talisman Energy, Inc.	5.850%	2/1/37	650	551
Tosco Corp.	8.125%	2/15/30	1,150	1,307
Transocean Inc.	5.250%	3/15/13	100	104
Transocean Inc.	6.000%	3/15/18	425	436
Transocean Inc.	7.500%	4/15/31	300	330
Valero Energy Corp.	6.875%	4/15/12	700	741
Valero Energy Corp.	7.500%	4/15/32	750	717
Valero Energy Corp.	6.625%	6/15/37	300	252
Weatherford International Inc.	9.625%	3/1/19	775	908
Weatherford International Inc.	6.500%	8/1/36	800	719
Weatherford International Inc.	6.800%	6/15/37	150	141
XTO Energy, Inc.	5.900%	8/1/12	425	452
XTO Energy, Inc.	6.250%	4/15/13	250	266
XTO Energy, Inc.	5.750%	12/15/13	900	950
XTO Energy, Inc.	4.900%	2/1/14	200	204
XTO Energy, Inc.	5.000%	1/31/15	200	203
XTO Energy, Inc.	6.250%	8/1/17	400	424
Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	225	206

Technology (0.3%)
Analog Devices Inc.	5.000%	7/1/14	175	176
BMC Software Inc.	7.250%	6/1/18	175	178
Cisco Systems Inc.	5.250%	2/22/11	2,075	2,198
Cisco Systems Inc.	4.950%	2/15/19	200	200
Cisco Systems Inc.	5.900%	2/15/39	725	713
Computer Sciences Corp.	6.500%	3/15/18	125	128
Corning Inc.	6.625%	5/15/19	50	50
Dell Inc.	3.375%	6/15/12	625	637
Dell Inc.	5.875%	6/15/19	175	180
Electronic Data Systems	6.000%	8/1/13	225	244
Equifax Inc.	6.300%	7/1/17	125	124
Equifax Inc.	7.000%	7/1/37	150	144
Fiserv, Inc.	6.800%	11/20/17	475	479
Harris Corp.	5.000%	10/1/15	425	417
Hewlett-Packard Co.	2.250%	5/27/11	175	176
Hewlett-Packard Co.	4.500%	3/1/13	625	652

Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,156
Hewlett-Packard Co.	5.400%	3/1/17	225	234

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,070
	IBM International Group Capital	5.050%	10/22/12	1,000	1,075
	International Business Machines Corp.	4.950%	3/22/11	75	79
	International Business Machines Corp.	7.500%	6/15/13	550	621
	International Business Machines Corp.	5.700%	9/14/17	500	531
	International Business Machines Corp.	8.000%	10/15/38	700	907
	International Business Machines Corp.	7.125%	12/1/96	950	1,005
	International Game Technology	7.500%	6/15/19	125	126
	Intuit Inc.	5.400%	3/15/12	200	203
	Lexmark International Inc.	5.900%	6/1/13	150	144
	Lexmark International Inc.	6.650%	6/1/18	375	326
	Microsoft Corp.	2.950%	6/1/14	675	671
	Microsoft Corp.	4.200%	6/1/19	50	49
	Microsoft Corp.	5.200%	6/1/39	350	338
	Motorola, Inc.	7.625%	11/15/10	130	132
	Motorola, Inc.	8.000%	11/1/11	25	25
	Motorola, Inc.	5.375%	11/15/12	275	257
	Motorola, Inc.	7.500%	5/15/25	75	59
	Motorola, Inc.	6.500%	11/15/28	200	143
	Motorola, Inc.	6.625%	11/15/37	275	191
	Nokia Corp.	5.375%	5/15/19	175	175
	Nokia Corp.	6.625%	5/15/39	100	104
	Oracle Corp.	5.000%	1/15/11	250	262
	Oracle Corp.	3.750%	7/8/14	200	200
	Oracle Corp.	5.250%	1/15/16	1,900	1,972
	Oracle Corp.	5.750%	4/15/18	300	317
	Oracle Corp.	5.000%	7/8/19	500	498
	Oracle Corp.	6.125%	7/8/39	500	497
	Pitney Bowes, Inc.	3.875%	6/15/13	225	228
	Pitney Bowes, Inc.	4.875%	8/15/14	25	27
	Pitney Bowes, Inc.	4.750%	1/15/16	1,300	1,305
	Science Applications International Corp.	6.250%	7/1/12	100	102
	Science Applications International Corp.	5.500%	7/1/33	100	85
	Xerox Capital Trust I	8.000%	2/1/27	100	76
	Xerox Corp.	7.125%	6/15/10	200	207
	Xerox Corp.	6.875%	8/15/11	200	207
	Xerox Corp.	5.500%	5/15/12	150	150
	Xerox Corp.	7.625%	6/15/13	225	228
	Xerox Corp.	8.250%	5/15/14	300	312
	Xerox Corp.	6.400%	3/15/16	375	347
	Xerox Corp.	6.750%	2/1/17	350	320
	Transportation (0.2%)
3	American Airlines, Inc.	10.375%	7/2/19	125	126
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	675	716
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	373
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	76
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	213
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	127
	Canadian National Railway Co.	6.800%	7/15/18	775	868
	Canadian National Railway Co.	6.250%	8/1/34	350	370
	Canadian National Railway Co.	6.200%	6/1/36	350	368
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	417
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	197
	CNF, Inc.	6.700%	5/1/34	350	224
3	Continental Airlines, Inc.	6.648%	9/15/17	547	459
	CSX Corp.	6.750%	3/15/11	400	419
	CSX Corp.	6.300%	3/15/12	400	418
	CSX Corp.	5.600%	5/1/17	25	24
	CSX Corp.	7.375%	2/1/19	1,200	1,307
	Delta Air Lines, Inc.	7.111%	9/18/11	250	236
3	Delta Air Lines, Inc.	6.821%	8/10/22	45	38

5	Norfolk Southern Corp.	5.750%	1/15/16	175	179
	Norfolk Southern Corp.	7.700%	5/15/17	400	451

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	9.750%	6/15/20	116	155
	Norfolk Southern Corp.	5.590%	5/17/25	72	65
	Norfolk Southern Corp.	7.800%	5/15/27	100	108
	Norfolk Southern Corp.	5.640%	5/17/29	100	88
	Norfolk Southern Corp.	7.050%	5/1/37	200	219
	Norfolk Southern Corp.	7.900%	5/15/97	100	103
	Ryder System Inc.	5.950%	5/2/11	350	350
	Ryder System Inc.	5.850%	3/1/14	250	239
	Ryder System Inc.	5.850%	11/1/16	75	65
	Southwest Airlines Co.	5.750%	12/15/16	200	183
	Southwest Airlines Co.	5.125%	3/1/17	400	342
3	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	143	135
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	75	80
	Union Pacific Corp.	5.450%	1/31/13	650	671
	Union Pacific Corp.	7.875%	1/15/19	775	890
	Union Pacific Corp.	7.125%	2/1/28	500	521
	Union Pacific Corp.	6.625%	2/1/29	200	200
	United Parcel Service of America	3.875%	4/1/14	50	52
	United Parcel Service of America	5.125%	4/1/19	175	183
	United Parcel Service of America	6.200%	1/15/38	725	784
					312,910
Utilities (0.8%)
	Electric (0.6%)
	AEP Texas Central Co.	6.650%	2/15/33	400	394
	Alabama Power Co.	4.850%	12/15/12	200	212
	Alabama Power Co.	5.500%	10/15/17	550	581
	American Water Capital Corp.	6.593%	10/15/37	500	441
	Arizona Public Service Co.	5.800%	6/30/14	50	50
	Arizona Public Service Co.	4.650%	5/15/15	275	262
	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	377
	Carolina Power & Light Co.	6.500%	7/15/12	350	381
	Carolina Power & Light Co.	5.125%	9/15/13	325	346
	CenterPoint Energy Houston	5.700%	3/15/13	500	503
	CenterPoint Energy Houston	7.000%	3/1/14	175	190
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	679
	Cleveland Electric Illumination Co.	5.650%	12/15/13	325	335
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	227
	Commonwealth Edison Co.	5.950%	8/15/16	500	518
	Commonwealth Edison Co.	6.150%	9/15/17	600	624
	Commonwealth Edison Co.	5.800%	3/15/18	150	153
	Connecticut Light & Power Co.	6.350%	6/1/36	250	268
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	130
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	366
	Consolidated Edison Co. of New York	6.650%	4/1/19	225	250
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	274
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	429
	Consolidated Edison Co. of New York	6.300%	8/15/37	450	476
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	104
	Constellation Energy Group, Inc.	4.550%	6/15/15	175	152
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	90
	Consumers Energy Co.	5.000%	2/15/12	725	743
	Consumers Energy Co.	5.375%	4/15/13	175	177
	Detroit Edison Co.	5.700%	10/1/37	125	121
	Dominion Resources, Inc.	6.000%	11/30/17	550	569
	Dominion Resources, Inc.	5.250%	8/1/33	200	192
3	Dominion Resources, Inc.	7.500%	6/30/66	175	132
3	Dominion Resources, Inc.	6.300%	9/30/66	50	34
	DTE Energy Co.	7.050%	6/1/11	250	262

Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,042
El Paso Electric Co.	6.000%	5/15/35	175	132
Energy East Corp.	6.750%	6/15/12	500	543
Energy East Corp.	6.750%	7/15/36	400	404

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Entergy Gulf States, Inc.	6.000%	5/1/18	500	501
	Entergy Louisiana LLC	6.500%	9/1/18	100	102
	Exelon Corp.	4.900%	6/15/15	500	471
	Florida Power & Light Co.	5.950%	10/1/33	100	106
	Florida Power & Light Co.	5.625%	4/1/34	225	233
	Florida Power & Light Co.	4.950%	6/1/35	50	47
	Florida Power & Light Co.	6.200%	6/1/36	50	54
	Florida Power & Light Co.	5.650%	2/1/37	300	308
	Florida Power & Light Co.	5.850%	5/1/37	150	156
	Florida Power & Light Co.	5.960%	4/1/39	400	424
	Florida Power Corp.	4.800%	3/1/13	50	52
	Florida Power Corp.	5.650%	6/15/18	50	54
3	FPL Group Capital, Inc.	6.350%	10/1/66	225	180
3	FPL Group Capital, Inc.	6.650%	6/15/67	275	219
	Georgia Power Co.	5.950%	2/1/39	575	594
	Illinois Power Co.	6.125%	11/15/17	25	24
3	Integrys Energy Group	6.110%	12/1/66	300	194
	Jersey Central Power & Light	5.625%	5/1/16	350	347
	Jersey Central Power & Light	5.650%	6/1/17	350	348
	Kansas City Power & Light	6.050%	11/15/35	200	177
	MidAmerican Energy Co.	5.650%	7/15/12	75	81
	MidAmerican Energy Co.	5.950%	7/15/17	150	159
	MidAmerican Energy Co.	6.750%	12/30/31	325	369
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	795
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	313
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	300	298
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	200	197
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	154
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	288
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	700
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	151
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	673
	Northern States Power Co.	6.200%	7/1/37	50	55
	NSTAR Electric Co.	4.875%	10/15/12	75	77
	NStar Electric Co.	4.875%	4/15/14	225	236
	NStar Electric Co.	5.625%	11/15/17	325	348
	Ohio Edison	6.400%	7/15/16	550	562
	Ohio Power Co.	5.750%	9/1/13	475	484
	Ohio Power Co.	6.000%	6/1/16	150	153
	Oncor Electric Delivery Co.	6.375%	1/15/15	175	182
	Oncor Electric Delivery Co.	7.250%	1/15/33	600	648
	Pacific Gas & Electric Co.	4.800%	3/1/14	650	682
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	265
	Pacific Gas & Electric Co.	6.050%	3/1/34	825	864
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	531
	PacifiCorp	6.900%	11/15/11	500	557
	PacifiCorp	5.250%	6/15/35	475	448
	PECO Energy Co.	5.350%	3/1/18	125	128
	Pennsylvania Electric Co.	6.050%	9/1/17	75	74
	Pepco Holdings, Inc.	6.450%	8/15/12	175	182
	PPL Electric Utilities Corp.	6.250%	5/15/39	1,100	1,166
	PPL Energy Supply LLC	6.400%	11/1/11	250	262
	PPL Energy Supply LLC	6.200%	5/15/16	68	67
	Progress Energy, Inc.	7.100%	3/1/11	446	475
	Progress Energy, Inc.	6.050%	3/15/14	100	107
	Progress Energy, Inc.	7.050%	3/15/19	75	83
	Progress Energy, Inc.	7.750%	3/1/31	625	732
	Progress Energy, Inc.	7.000%	10/30/31	550	605
	PSE&G Power LLC	7.750%	4/15/11	250	267
	PSE&G Power LLC	5.000%	4/1/14	650	660
	PSE&G Power LLC	5.500%	12/1/15	450	446

PSI Energy Inc.	5.000%	9/15/13	250	259
Public Service Co. of Colorado	5.800%	8/1/18	100	108
Public Service Co. of Colorado	6.250%	9/1/37	300	329

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Public Service Co. of Colorado	6.500%	8/1/38	200	230
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	260
	Puget Sound Energy Inc.	5.483%	6/1/35	100	80
	Puget Sound Energy Inc.	6.274%	3/15/37	500	443
	SCANA Corp.	6.875%	5/15/11	75	78
	Sierra Pacific Power Co.	6.000%	5/15/16	200	201
	Sierra Pacific Power Co.	6.750%	7/1/37	400	412
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	507
	Southern California Edison Co.	4.650%	4/1/15	425	435
	Southern California Edison Co.	5.000%	1/15/16	275	278
	Southern California Edison Co.	6.650%	4/1/29	225	240
	Southern California Edison Co.	5.750%	4/1/35	275	289
	Southern California Edison Co.	5.350%	7/15/35	350	346
	Southern Power Co.	6.250%	7/15/12	425	458
	Southern Power Co.	4.875%	7/15/15	400	387
	Southwestern Electric Power	6.450%	1/15/19	250	251
	Tampa Electric Co.	6.550%	5/15/36	375	354
	TransAlta Corp.	6.650%	5/15/18	100	96
	Union Electric Co.	5.400%	2/1/16	350	336
	Virginia Electric & Power Co.	5.100%	11/30/12	225	238
	Virginia Electric & Power Co.	5.400%	1/15/16	700	726
	Virginia Electric & Power Co.	6.000%	5/15/37	550	563
	Virginia Electric & Power Co.	6.350%	11/30/37	750	799
	Virginia Electric & Power Co.	8.875%	11/15/38	100	133
	Wisconsin Electric Power Co.	6.000%	4/1/14	550	602
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	194
3	Wisconsin Energy Corp.	6.250%	5/15/67	525	393
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	276
	Xcel Energy, Inc.	5.613%	4/1/17	631	629
	Xcel Energy, Inc.	6.500%	7/1/36	225	233
	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	313
	Atmos Energy Corp.	8.500%	3/15/19	250	290
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	184
	CenterPoint Energy Resources	7.875%	4/1/13	250	266
	CenterPoint Energy Resources	6.150%	5/1/16	300	282
	Consolidated Natural Gas Co.	6.250%	11/1/11	300	322
	Duke Energy Field Services	7.875%	8/16/10	275	287
	El Paso Natural Gas Co.	5.950%	4/15/17	225	216
	Enbridge Energy Partners	9.875%	3/1/19	550	658
	Energy Transfer Partners LP	5.650%	8/1/12	275	282
	Energy Transfer Partners LP	5.950%	2/1/15	300	300
	Energy Transfer Partners LP	6.125%	2/15/17	300	296
	Energy Transfer Partners LP	9.000%	4/15/19	275	312
	Energy Transfer Partners LP	6.625%	10/15/36	150	142
7	Enron Corp.	9.125%	4/1/03	700	2
7	Enron Corp.	7.125%	5/15/07	300	1
7	Enron Corp.	6.875%	10/15/07	1,000	4
	Enterprise Products Operating LP	4.950%	6/1/10	475	481
	Enterprise Products Operating LP	4.600%	8/1/12	225	226
	Enterprise Products Operating LP	5.600%	10/15/14	450	459
	Enterprise Products Operating LP	6.300%	9/15/17	275	276
	Enterprise Products Operating LP	6.875%	3/1/33	150	156
	EQT Corp.	8.125%	6/1/19	400	427
	KeySpan Corp.	8.000%	11/15/30	200	214
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	510
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	183
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	350
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	476
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	77
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	231

Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	255
Magellan Midstream Partners, LP	5.650%	10/15/16	150	147

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Grid PLC	6.300%	8/1/16	275	285
	NuStar Energy LP	7.650%	4/15/18	350	338
	ONEOK Inc.	5.200%	6/15/15	300	283
	ONEOK Inc.	6.000%	6/15/35	275	229
	ONEOK Partners, LP	5.900%	4/1/12	350	370
	ONEOK Partners, LP	6.150%	10/1/16	600	596
	ONEOK Partners, LP	6.650%	10/1/36	525	489
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	773
	Plains All American Pipeline LP	6.500%	5/1/18	50	51
	Plains All American Pipeline LP	8.750%	5/1/19	125	142
	San Diego Gas & Electric	5.300%	11/15/15	100	101
	San Diego Gas & Electric	5.350%	5/15/35	100	98
	San Diego Gas & Electric	6.000%	6/1/39	50	54
	Sempra Energy	6.000%	2/1/13	200	209
	Southern California Gas Co.	5.750%	11/15/35	25	25
5	Southern Natural Gas	5.900%	4/1/17	225	211
	Spectra Energy Capital LLC	5.668%	8/15/14	400	409
	Tennessee Gas Pipeline	7.625%	4/1/37	350	354
	Texas Gas Transmission	4.600%	6/1/15	250	228
	TransCanada PipeLines Ltd.	4.000%	6/15/13	750	761
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	325
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	772
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	120
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	283
	Williams Cos., Inc.	7.125%	9/1/11	375	383
	Williams Cos., Inc.	7.625%	7/15/19	700	693
	Williams Cos., Inc.	7.500%	1/15/31	700	625
	Williams Cos., Inc.	7.750%	6/15/31	200	179
					62,452
Total Corporate Bonds (Cost $771,319)					750,416
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
	African Development Bank	3.000%	5/27/14	175	172
	Asian Development Bank	4.500%	9/4/12	500	526
	Asian Development Bank	3.625%	9/5/13	900	925
	Asian Development Bank	2.750%	5/21/14	425	417
	Asian Development Bank	5.500%	6/27/16	100	109
	Asian Development Bank	5.593%	7/16/18	500	545
	China Development Bank Corp.	4.750%	10/8/14	450	463
	China Development Bank Corp.	5.000%	10/15/15	175	181
	Corp. Andina de Fomento	5.200%	5/21/13	425	427
	Corp. Andina de Fomento	5.750%	1/12/17	225	214
	Corp. Andina de Fomento	8.125%	6/4/19	200	215
	Development Bank of Japan	4.250%	6/9/15	250	253
	Eksportfinans	5.500%	5/25/16	125	126
	Eksportfinans	5.500%	6/26/17	450	448
	European Investment Bank	4.625%	9/15/10	1,325	1,381
	European Investment Bank	3.250%	2/15/11	1,200	1,232
	European Investment Bank	5.250%	6/15/11	750	802
	European Investment Bank	3.125%	7/15/11	1,800	1,861
	European Investment Bank	2.000%	2/10/12	1,900	1,898
	European Investment Bank	2.875%	3/15/13	650	646
	European Investment Bank	4.250%	7/15/13	2,400	2,509
	European Investment Bank	4.625%	5/15/14	2,000	2,120
	European Investment Bank	3.125%	6/4/14	1,050	1,043
	European Investment Bank	5.125%	9/13/16	300	321

European Investment Bank	4.875%	1/17/17	1,225	1,286
European Investment Bank	5.125%	5/30/17	800	855
Export Development Canada	2.375%	3/19/12	850	856
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,128
Export-Import Bank of Korea	8.125%	1/21/14	50	54
Export-Import Bank of Korea	5.125%	3/16/15	150	140
Federation of Malaysia	7.500%	7/15/11	350	383

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Federative Republic of Brazil	9.250%	10/22/10	250	273
	Federative Republic of Brazil	11.000%	1/11/12	300	356
	Federative Republic of Brazil	7.875%	3/7/15	475	528
	Federative Republic of Brazil	6.000%	1/17/17	1,875	1,927
3	Federative Republic of Brazil	8.000%	1/15/18	100	111
	Federative Republic of Brazil	5.875%	1/15/19	450	455
	Federative Republic of Brazil	8.875%	10/14/19	175	212
	Federative Republic of Brazil	8.875%	4/15/24	325	401
	Federative Republic of Brazil	8.750%	2/4/25	800	976
	Federative Republic of Brazil	10.125%	5/15/27	875	1,190
	Federative Republic of Brazil	8.250%	1/20/34	75	89
	Federative Republic of Brazil	7.125%	1/20/37	600	651
	Federative Republic of Brazil	11.000%	8/17/40	1,825	2,344
	Financement Quebec	5.000%	10/25/12	500	521
	Hydro Quebec	6.300%	5/11/11	775	821
	Hydro Quebec	8.400%	1/15/22	825	1,012
	Inter-American Development Bank	8.500%	3/15/11	175	190
	Inter-American Development Bank	1.500%	6/23/11	300	301
	Inter-American Development Bank	3.000%	4/22/14	450	442
	Inter-American Development Bank	4.250%	9/10/18	1,875	1,843
	Inter-American Development Bank	7.000%	6/15/25	250	287
	International Bank for Reconstruction & Development	3.125%	11/15/11	600	619
	International Bank for Reconstruction & Development	2.000%	4/2/12	2,175	2,159
	International Finance Corp.	3.000%	4/22/14	300	299
	Japan Bank International	4.750%	5/25/11	675	693
	Japan Bank International	4.250%	6/18/13	75	77
	Japan Finance Corp.	4.625%	4/21/15	500	513
	Japan Finance Organization for Munis.	5.875%	3/14/11	375	401
	Japan Finance Organization for Munis.	5.000%	5/16/17	500	516
	Korea Development Bank	4.625%	9/16/10	600	605
	Korea Development Bank	8.000%	1/23/14	800	866
	Korea Electric Power Corp.	7.750%	4/1/13	750	791
	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	1,400	1,437
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	516
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,550	1,620
	Kreditanstalt fur Wiederaufbau	2.000%	1/17/12	350	352
	Kreditanstalt fur Wiederaufbau	2.250%	4/16/12	1,300	1,312
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	832
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,200	1,225
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,325	1,382
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	26
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	425
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	1,625	1,648
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	350	359
	Kreditanstalt fur Wiederaufbau	4.875%	6/17/19	1,200	1,268
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,127
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	395
	Mass Transit Railway Corp.	7.500%	11/8/10	300	320
	Nordic Investment Bank	3.875%	6/15/10	350	354
	Oesterreichische Kontrollbank	3.125%	10/14/11	775	793
	Oesterreichische Kontrollbank	1.875%	3/21/12	1,025	993
	Oesterreichische Kontrollbank	4.750%	10/16/12	275	285
	Oesterreichische Kontrollbank	5.000%	4/25/17	300	303
	Ontario Electricity Financial Corp.	7.450%	3/31/13	600	677
	Pemex Project Funding Master Trust	9.125%	10/13/10	60	65
	Pemex Project Funding Master Trust	5.750%	3/1/18	950	875
	Pemex Project Funding Master Trust	6.625%	6/15/35	850	767
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	319
	People's Republic of China	4.750%	10/29/13	200	211

	Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,257
	Petrobras International Finance Co.	8.375%	12/10/18	300	341
5	Petroleos Mexicanos	8.000%	5/3/19	700	747
	Province of Manitoba	4.900%	12/6/16	825	838
	Province of Nova Scotia	5.750%	2/27/12	250	263

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Ontario	3.125%	9/8/10	500	510
	Province of Ontario	3.375%	5/20/11	100	102
	Province of Ontario	5.000%	10/18/11	2,500	2,635
	Province of Ontario	4.100%	6/16/14	1,100	1,121
	Province of Ontario	4.750%	1/19/16	75	75
	Province of Quebec	4.875%	5/5/14	250	262
	Province of Quebec	4.600%	5/26/15	350	360
	Province of Quebec	5.125%	11/14/16	525	535
	Province of Quebec	4.625%	5/14/18	525	518
	Province of Quebec	7.125%	2/9/24	400	451
	Province of Quebec	7.500%	9/15/29	475	569
	Region of Lombardy, Italy	5.804%	10/25/32	500	489
	Republic of Chile	7.125%	1/11/12	300	333
	Republic of Chile	5.500%	1/15/13	150	161
	Republic of Italy	6.000%	2/22/11	1,175	1,220
	Republic of Italy	5.625%	6/15/12	1,650	1,772
	Republic of Italy	4.375%	6/15/13	525	526
	Republic of Italy	4.750%	1/25/16	575	573
	Republic of Italy	5.250%	9/20/16	600	604
	Republic of Italy	6.875%	9/27/23	125	140
	Republic of Italy	5.375%	6/15/33	1,400	1,303
	Republic of Korea	4.250%	6/1/13	625	614
	Republic of Korea	5.750%	4/16/14	500	512
	Republic of Korea	7.125%	4/16/19	250	269
	Republic of Peru	9.875%	2/6/15	400	486
	Republic of Peru	8.375%	5/3/16	200	231
	Republic of Peru	7.125%	3/30/19	150	160
	Republic of Peru	7.350%	7/21/25	350	372
3	Republic of Peru	6.550%	3/14/37	350	336
	Republic of Poland	6.250%	7/3/12	350	372
	Republic of Poland	5.000%	10/19/15	375	380
	Republic of South Africa	7.375%	4/25/12	575	615
	Republic of South Africa	6.875%	5/27/19	400	411
	Republic of South Africa	5.875%	5/30/22	100	92
	State of Israel	4.625%	6/15/13	200	207
	State of Israel	5.500%	11/9/16	850	874
	State of Israel	5.125%	3/26/19	300	292
	Swedish Export Credit Corp.	4.500%	9/27/10	250	259
	United Mexican States	8.375%	1/14/11	225	248
	United Mexican States	7.500%	1/14/12	145	160
	United Mexican States	6.375%	1/16/13	917	987
	United Mexican States	5.875%	1/15/14	1,325	1,394
	United Mexican States	6.625%	3/3/15	493	532
	United Mexican States	11.375%	9/15/16	100	135
	United Mexican States	5.625%	1/15/17	825	833
	United Mexican States	5.950%	3/19/19	400	404
	United Mexican States	6.750%	9/27/34	1,557	1,562
Total Sovereign Bonds (Cost $95,003)					96,333
Taxable Municipal Bonds (0.2%)
	California GO	5.250%	4/1/14	150	147
	California GO	7.500%	4/1/34	1,200	1,103
	California GO	5.650%	4/1/39	200	198
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	344
	Connecticut GO	5.850%	3/15/32	300	305
	Dartmouth College	4.750%	6/1/19	25	25
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,399
	Illinois (Taxable Pension) GO	5.100%	6/1/33	1,600	1,425
	John Hopkins Univ.	5.250%	7/1/19	375	377
	Kansas Dev. Finance Auth. Rev. (Public Employee
	Retirement System)	5.501%	5/1/34	650	597

New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	464
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	15

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	329
	New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	445
	New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	125	149
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	257
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	361
	Oregon School Board Assn.	4.759%	6/30/28	300	245
	Oregon School Board Assn.	5.528%	6/30/28	125	118
	Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	128
	Princeton University	5.700%	3/1/39	300	301
	San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	233
	Stanford Univ.	3.625%	5/1/14	400	403
	Stanford Univ.	4.250%	5/1/16	100	100
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	380	242
	Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	78
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	287
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	309
Total Taxable Municipal Bonds (Cost $10,667)					10,384
Temporary Cash Investments (2.2%)[1]
U.S. Government and Agency Obligations (0.0%)
2,8	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	3,000	2,998

				Shares
Money Market Fund (2.2%)
9,10	Vanguard Market Liquidity Fund	0.395%		172,530,663	172,531
Total Temporary Cash Investments (Cost $175,529)					175,529
Total Investments (101.8%) (Cost $7,780,474)					7,976,522
Other Assets and Liabilities—Net (-1.8%)[10]					(138,666)
Net Assets (100%)					7,837,856

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,557,000.

† Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

1 The fund invests a portion of its cash reserves in equity and bond markets through the use of futures contracts. After giving effect to futures investments, the fund's effective positions in common stock, and temporary cash investments represent 59.7% and 2.1%, respectively, of net assets.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate security.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $17,102,000, representing 0.2% of net assets.

6 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

7 Non-income-producing security--security in default.

8 Securities with a value of $2,998,000 have been segregated as initial margin for open futures contracts.

9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

10 Includes $10,406,000 of collateral received for securities on loan.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Vanguard Managed Payout Funds Semiannual Report

June 30, 2009

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

>	The three Vanguard Managed Payout Funds* returned more than 5% for the six months ended June 30, 2009.
>	Stocks, bonds, and many other asset classes overcame losses early in the half-year to post gains for the full period.
>	All of the Managed Payout Funds’ underlying Vanguard funds, except the Market Neutral Fund, generated positive returns. The Emerging Markets Stock Index Fund led the pack with a return of about 34%.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Managed Payout Growth Focus Fund	8
Managed Payout Growth and Distribution Fund	18
Managed Payout Distribution Focus Fund	28
About Your Fund’s Expenses	38
Trustees Approve Advisory Arrangement	40
Glossary	41

* Patent pending.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Managed Payout Growth Focus Fund	VPGFX	5.56%
Managed Payout Growth Focus Composite Index[1]		6.39

Vanguard Managed Payout Growth and Distribution Fund	VPGDX	5.30%
Managed Payout Growth and Distribution Composite Index[1]		5.27

Vanguard Managed Payout Distribution Focus Fund	VPDFX	5.41%
Managed Payout Distribution Focus Composite Index[1]		5.06

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009

	Starting	Ending	Distributions Per Share[2]
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Managed Payout Growth Focus Fund	$13.15	$13.61	$0.247	$0.000	$0.000
Managed Payout Growth and
Distribution Fund	13.68	13.95	0.419	0.000	0.000
Managed Payout Distribution Focus Fund	13.84	13.95	0.590	0.000	0.000

1

The Managed Payout Composite Indexes are weighted as follows: For the Managed Payout Growth Focus Composite Index, 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter); for the Managed Payout Growth and Distribution Composite Index, 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter); for the Managed Payout Distribution Focus Composite Index, 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).

2

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

President’s Letter

Dear Shareholder,

As the 2008 credit crunch and economic recession extended into 2009, equities faced stiff headwinds and continued to slide until March, when a robust rally kicked in. Investors became encouraged by the apparent “green shoots” of budding economic recovery amid hope that the worst of the global recession was over. In the fixed income market, investors began to retreat from last year’s flight to the safety of U.S. Treasury securities and showed more interest in corporate bonds.

In this more favorable environment, the Managed Payout Funds produced returns within a narrow range: 5.30% for the Growth and Distribution Fund, 5.41% for the Distribution Focus Fund, and 5.56% for the Growth Focus Fund. The slight variation in the funds’ returns reflected differences in their allocations to various underlying investments: Vanguard Emerging Markets Stock Index Fund was the star performer, posting a return of more than 34%, while Vanguard Market Neutral Fund delivered the weakest results, returning about –9%.

Similar to university endowments, but in this case serving the needs primarily of retirees who desire monthly payments to meet expenses, each Managed Payout Fund seeks to generate regular monthly cash payments while preserving investors’ savings (their principal amounts) in perpetuity. As previously reported, for calendar-year 2009 the funds’ investment committee reduced each fund’s monthly payout, consistent with the policy to base the funds’ payout levels on their investment performance (please see the table on page 4).

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory but then rallied through much of the spring. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, declining home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered an even more impressive showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with robust growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June.

Market Barometer
	Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned nearly 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%.

	Monthly Payout Per Share
Managed Payout Fund	2008	2009
Growth Focus	$0.0500	$0.0412
Growth and Distribution	0.0833	0.0699
Distribution Focus	0.1167	0.0983

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Broad-based rallies lifted all three funds

Riding the wave of improved investor sentiment across both the stock and bond markets, all three Managed Payout Funds registered positive returns, clustered in a narrow range. The Managed Payout Growth Focus Fund posted the trio’s best six-month result, at 5.56%. In contrast to last year, this fund benefited from having the highest overall equity allocation (about 70% as of June 30), including the highest allocation to international stocks—which generally outperformed U.S. stocks for the period.

The second-best performer, the Managed Payout Distribution Focus Fund, returned 5.41% and had the highest overall allocation to bonds (about 30% as of June 30). Although the broad U.S. bond market advanced less than stocks, Vanguard Intermediate-Term Investment-Grade Fund returned almost 8% and outperformed all the underlying equity funds except the Emerging Markets Stock Index Fund. The Managed Payout Growth and Distribution Fund, which had only minor variations in asset allocation compared with its counterparts, returned 5.30% for the half-year.

Each of the three funds benefited from about a 5% allocation to commodities, as commodity prices rebounded strongly in the second quarter. However, each fund’s approximately 10% allocation to Vanguard Market Neutral Fund detracted from the six-month results.

As we discussed in the Managed Payout Funds’ first semiannual report to you soon after the funds’ inceptions a year ago, goal-based funds such as these can be evaluated in various ways. Given the funds’ relatively short history, it is premature to assess their performance in meeting their objectives. Therefore, as we did in the December 31, 2008, annual report, we again compare the funds’ performance with that of their static, composite benchmarks (please see Note 1 on page 1), which reflect the investment committee’s judgment about the asset allocations that can help each fund meet its long-term goal. Each fund’s performance relative to its benchmark highlights the effectiveness of any decisions to deviate from the static, “policy” asset allocation. During the past six months, these deviations were a modest drag on performance.

The returns of both the Distribution Focus and the Growth and Distribution Funds were in line with the returns of their respective composite benchmarks. The Growth Focus Fund lagged the performance of its composite benchmark by about 1 percentage point.

A word on expenses

As we prepared the Managed Payout Funds’ prospectus in April 2009, we estimated that the funds’ acquired fund fees and expenses (a weighted average of the expense ratios in the underlying funds) would be 0.45% to 0.48% for fiscal 2009. Through the first six months of 2009, the actual acquired fund fees and expenses have been 5 to 10 basis points higher (1 basis point = 0.01 percentage point). You can find the details on each fund’s

Fund Profile. The increase is mostly a function of higher-than-expected borrowing costs incurred by Vanguard Market Neutral Fund.

Prudence and diversification for the long run

Stocks and bonds, as well as other asset classes such as real estate, have sorely tested investor confidence and patience over the past 18 months. In 2008, amid the U.S. financial markets’ worst calendar year since the 1930s, virtually all investments except ultra-safe U.S. Treasury securities posted steep declines. Even well-balanced portfolios lost ground, leading some investors to question the benefits of diversification—which can reduce risk but does not protect against losses in declining markets.

And despite the spring 2009 rebound, many investments have a way to go to recover their lost value—let alone increase in value. This situation can impose additional challenges for, and burdens on, retired investors and others who depend on a portfolio to generate cash flow to help meet expenses.

In designing and managing the Managed Payout Funds, Vanguard aims to carefully balance the desire of investors to preserve and increase the value of their capital with their need for systematic monthly cash withdrawals. The extraordinary global financial markets of 2008 dealt a setback to the newly launched Managed Payout Funds, but we believe the long-term strategy they offer to retirees and other investors is sound.

Whether you choose to emphasize long-term capital appreciation and inflation protection using the Growth Focus Fund; capital preservation and relatively high current payouts through the Distribution Focus Fund; or the combination strategy offered by the Growth and Distribution Fund, you will have the potential for a sophisticated and diversified portfolio with access to convenient cash payments. And the funds are largely composed of Vanguard index funds, whose very low costs help them more closely track the performance of their market benchmarks.

We thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 22, 2009

	Percentage of Managed Payout Funds’ Investments[1]
		Growth and
	Growth	Distribution	Distribution
	Focus Fund	Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.7%	38.9%	35.9%
European Stock Index	12.4	10.5	9.7
Pacific Stock Index	6.5	5.6	5.1
Emerging Markets Stock Index	5.5	4.5	4.3

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	10.0%	10.3%	15.0%
Total Bond Market II Index	5.1	10.2	10.0
Inflation-Protected Securities	0.0	5.0	5.0

Vanguard Market Neutral Fund (Investor Shares)	9.9%	10.1%	10.1%

Commodities[2]	4.9%	4.9%	4.9%

1 As of June 30, 2009.

2 The funds invest a portion of their assets in commodities through the use of swap contracts.

Managed Payout Growth Focus Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics

Yield[1]	3.1%
Acquired Fund Fees and Expenses[2]	0.48%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.7%
European Stock Index	12.4
Pacific Stock Index	6.5
Emerging Markets Stock Index	5.5
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	10.0%
Total Bond Market II Index	5.1
Vanguard Market Neutral Fund
(Investor Shares)	9.9%
Commodities[3]	4.9%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated April 29, 2009—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2009, the annualized acquired fund fees and expenses figure was 0.57% (approximately 50% of this amount is attributable to the short sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

			Since
	Inception Date	One Year	Inception
Managed Payout Growth Focus Fund	5/2/2008	–24.63%	–25.45%

1	Six months ended June 30, 2009.
2

The Managed Payout Growth Focus Composite Index is weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index,
10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).

Note: See Financial Highlights table for dividend and capital gains information.

Managed Payout Growth Focus Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.1%)
U.S. Stock Fund (45.7%)
Vanguard Total Stock Market Index Fund Investor Shares	793,928	17,863
		17,863
International Stock Funds (24.4%)
Vanguard European Stock Index Fund Investor Shares	225,708	4,841
Vanguard Pacific Stock Index Fund Investor Shares	290,711	2,547
Vanguard Emerging Markets Stock Index Fund Investor Shares	106,780	2,136
		9,524
Bond Funds (15.1%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	433,300	3,926
[1] Vanguard Total Bond Market II Index Fund Investor Shares	196,472	1,976
		5,902
Market Neutral Fund (9.9%)
Vanguard Market Neutral Fund Investor Shares	391,586	3,889
		3,889
Total Investment Companies (Cost $52,494)		37,178
Temporary Cash Investments (5.2%)[2]
Money Market Fund (2.6%)
[1] Vanguard Market Liquidity Fund, 0.395%	1,032,851	1,033

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (2.6%)
[3] Federal Home Loan Mortgage Corp., 0.592%, 8/26/09	1,000	999
Total Temporary Cash Investments (Cost $2,032)		2,032
Total Investments (100.3%) (Cost $54,526)		39,210

Managed Payout Growth Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (–0.3%)
Other Assets	206
Liabilities	(310)
(104)
Net Assets (100%)
Applicable to 2,873,938 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,106
Net Asset Value Per Share	$13.61

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	56,757
Overdistributed Net Investment Income	(284)
Accumulated Net Realized Losses	(2,051)
Unrealized Appreciation (Depreciation)
Investment Securities	(15,316)
Swap Contracts	—
Net Assets	39,106

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2

The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.9% and 0.3%, respectively, of net assets.

3

The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Income Distributions Received	322
Interest	6
Net Investment Income—Note B	328
Realized Net Gain (Loss)
Capital Gain Distributions Received	10
Investment Securities Sold	371
Swap Contracts	86
Realized Net Gain (Loss)	467
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,140
Net Increase (Decrease) in Net Assets Resulting from Operations	1,935

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

		April 21,
	Six Months Ended	2008[1] to
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	328	1,018
Realized Net Gain (Loss)	467	(3,540)
Change in Unrealized Appreciation (Depreciation)	1,140	(16,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,935	(18,978)
Distributions
Net Investment Income	(698)	—
Realized Capital Gain	—	—
Return of Capital	—	(1,104)
Total Distributions	(698)	(1,104)
Capital Share Transactions
Issued	8,122	81,122
Issued in Lieu of Cash Distributions	434	706
Redeemed	(6,563)	(25,870)
Net Increase (Decrease) from Capital Share Transactions	1,993	55,958
Total Increase (Decrease)	3,230	35,876
Net Assets
Beginning of Period	35,876	—
End of Period[2]	39,106	35,876

1	Commencement of subscription period for the fund.
2	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($284,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth Focus Fund

Financial Highlights

	Six Months	April 21,
	Ended	2008[1] to
For a Share Outstanding	June 30,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.15	$20.00
Investment Operations
Net Investment Income	.118	.394[2]
Capital Gain Distributions Received	.004	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	.585	(6.916)
Total from Investment Operations	.707	(6.450)
Distributions
Dividends from Net Investment Income	(.247)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	—	(.400)
Total Distributions	(.247)	(.400)
Net Asset Value, End of Period	$13.61	$13.15

Total Return	5.56%	–32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$36
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.05%[4]	3.52%[4]
Portfolio Turnover Rate	36%[4,5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The annualized acquired fund fees and expenses were 0.57%.

4 Annualized.

5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.’’

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended December 31, 2008, and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0412. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Growth Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	37,178	—	—
Temporary Cash Investments	1,033	999	—
Total	38,211	999	—

D. At June 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/31/09	ML	1,929	0.595%	—

MLCX—Merrill Lynch Commodity index eXtra.

ML—Merrill Lynch Capital Services.

1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $86,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $2,347,000 to offset future net capital gains of $1,188,000 through December 31, 2016, and $1,159,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $54,526,000. Net unrealized depreciation of investment securities for tax purposes was $15,316,000, consisting of unrealized gains of $320,000 on securities that had risen in value since their purchase and $15,636,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $9,385,000 of investment securities and sold $7,835,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	April 21, 2008[1] to
	June 30, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	649	4,258
Issued in Lieu of Cash Distributions	35	44
Redeemed	(538)	(1,574)
Net Increase (Decrease) in Shares Outstanding	146	2,728
1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Managed Payout Growth and Distribution Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics

Yield[1]	3.1%
Acquired Fund Fees and Expenses[2]	0.46%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	38.9%
European Stock Index	10.5
Pacific Stock Index	5.6
Emerging Markets Stock Index	4.5
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	10.3%
Total Bond Market II Index	10.2
Inflation-Protected Securities	5.0
Vanguard Market Neutral Fund
(Investor Shares)	10.1%
Commodities[3]	4.9%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated April 29, 2009—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2009, the annualized acquired fund fees and expenses figure was 0.54% (approximately 50% of this amount is attributable to the short sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

			Since
	Inception Date	One Year	Inception
Managed Payout Growth and Distribution Fund	5/2/2008	–21.32%	–21.98%

1 Six months ended June 30, 2009.

2

The Managed Payout Growth and Distribution Composite Index is weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).

Note: See Financial Highlights table for dividend and capital gains information.

Managed Payout Growth and Distribution Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (39.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,296,327	51,668
		51,668
International Stock Funds (20.5%)
Vanguard European Stock Index Fund Investor Shares	648,653	13,914
Vanguard Pacific Stock Index Fund Investor Shares	839,427	7,353
Vanguard Emerging Markets Stock Index Fund Investor Shares	299,743	5,995
		27,262
Bond Funds (25.4%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,500,072	13,591
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,337,283	13,453
Vanguard Inflation-Protected Securities Fund Investor Shares	543,979	6,609
		33,653
Market Neutral Fund (10.1%)
Vanguard Market Neutral Fund Investor Shares	1,344,926	13,355
		13,355
Total Investment Companies (Cost $163,685)		125,938
Temporary Cash Investments (5.0%)[2]
Money Market Fund (3.9%)
[1] Vanguard Market Liquidity Fund, 0.395%	5,099,000	5,099

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (1.1%)
[3] Federal Home Loan Mortgage Corp., 0.592%, 8/26/09	1,500	1,500
Total Temporary Cash Investments (Cost $6,598)		6,599
Total Investments (100.0%) (Cost $170,283)		132,537

Managed Payout Growth and Distribution Fund

Market
Value•
($000)
Other Assets and Liabilities (0.0%)
Other Assets	293
Liabilities	(358)
(65)
Net Assets (100%)
Applicable to 9,497,501 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	132,472
Net Asset Value Per Share	$13.95

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	175,070
Overdistributed Net Investment Income	(2,313)
Accumulated Net Realized Losses	(2,539)
Unrealized Appreciation (Depreciation)
Investment Securities	(37,746)
Swap Contracts	—
Net Assets	132,472

1 • See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.9% and 0.1%, respectively, of net assets.

3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
 See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Income Distributions Received	1,092
Interest	10
Net Investment Income—Note B	1,102
Realized Net Gain (Loss)
Capital Gain Distributions Received	32
Investment Securities Sold	319
Swap Contracts	268
Realized Net Gain (Loss)	619
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,394
Net Increase (Decrease) in Net Assets Resulting from Operations	6,115

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

		April 21,
	Six Months Ended	2008[1] to
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,102	3,063
Realized Net Gain (Loss)	619	(6,062)
Change in Unrealized Appreciation (Depreciation)	4,394	(42,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,115	(45,139)
Distributions
Net Investment Income	(3,683)	—
Realized Capital Gain	—	—
Return of Capital	—	(4,940)
Total Distributions	(3,683)	(4,940)
Capital Share Transactions
Issued	31,607	213,631
Issued in Lieu of Cash Distributions	1,588	1,871
Redeemed	(18,418)	(50,160)
Net Increase (Decrease) from Capital Share Transactions	14,777	165,342
Total Increase (Decrease)	17,209	115,263
Net Assets
Beginning of Period	115,263	—
End of Period[2]	132,472	115,263

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,313,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Financial Highlights

	Six Months	April 21,
	Ended	2008[1] to
For a Share Outstanding	June 30,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.68	$20.00
Investment Operations
Net Investment Income	.147	.436[2]
Capital Gain Distributions Received	.003	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	.539	(6.172)
Total from Investment Operations	.689	(5.654)
Distributions
Dividends from Net Investment Income	(.419)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	—	(.666)
Total Distributions	(.419)	(.666)
Net Asset Value, End of Period	$13.95	$13.68

Total Return	5.30%	–28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132	$115
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.34%[4]	3.92%[4]
Portfolio Turnover Rate	34%[4,5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The annualized acquired fund fees and expenses were 0.54%.

4 Annualized.

5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended December 31, 2008, and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0699. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Growth and Distribution Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	125,938	—	—
Temporary Cash Investments	5,099	1,500	—
Total	131,037	1,500	—

D. At June 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/31/09	ML	6,530	0.595%	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax

Managed Payout Growth and Distribution Fund

character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $268,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $2,802,000 to offset future net capital gains of $1,289,000 through December 31, 2016, and $1,513,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $170,283,000. Net unrealized depreciation of investment securities for tax purposes was $37,746,000, consisting of unrealized gains of $1,602,000 on securities that had risen in value since their purchase and $39,348,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $41,374,000 of investment securities and sold $29,695,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	April 21, 2008[1] to
	June 30, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	2,385	11,417
Issued in Lieu of Cash Distributions	122	117
Redeemed	(1,434)	(3,109)
Net Increase (Decrease) in Shares Outstanding	1,073	8,425
1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Managed Payout Distribution Focus Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics

Yield[1]	3.2%
Acquired Fund Fees and Expenses[2]	0.45%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	35.9%
European Stock Index	9.7
Pacific Stock Index	5.1
Emerging Markets Stock Index	4.3
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	15.0%
Total Bond Market II Index	10.0
Inflation-Protected Securities	5.0
Vanguard Market Neutral Fund
(Investor Shares)	10.1%
Commodities[3]	4.9%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated April 29, 2009—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Distribution Focus Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the six months ended June 30, 2009, the annualized acquired fund fees and expenses figure was 0.52% (approximately 50% of this amount is attributable to the short sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

			Since
	Inception Date	One Year	Inception
Managed Payout Distribution Focus Fund	5/2/2008	–19.39%	–20.03%

1	Six months ended June 30, 2009.
2

The Managed Payout Distribution Focus Composite Index is weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).

Note: See Financial Highlights table for dividend and capital gains information.

Managed Payout Distribution Focus Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (35.8%)
Vanguard Total Stock Market Index Fund Investor Shares	1,894,259	42,621
		42,621
International Stock Funds (19.1%)
Vanguard European Stock Index Fund Investor Shares	539,479	11,572
Vanguard Pacific Stock Index Fund Investor Shares	686,342	6,013
Vanguard Emerging Markets Stock Index Fund Investor Shares	257,801	5,156
		22,741
Bond Funds (30.0%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,975,895	17,901
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,184,570	11,917
Vanguard Inflation-Protected Securities Fund Investor Shares	489,200	5,944
		35,762
Market Neutral Fund (10.1%)
Vanguard Market Neutral Fund Investor Shares	1,209,389	12,009
		12,009
Total Investment Companies (Cost $138,976)		113,133
Temporary Cash Investments (4.8%)[2]
Money Market Fund (3.5%)
[1] Vanguard Market Liquidity Fund, 0.395%	4,186,000	4,186

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (1.3%)
[3] Federal Home Loan Mortgage Corp., 0.592%, 8/26/09	1,500	1,500
Total Temporary Cash Investments (Cost $5,686)		5,686
Total Investments (99.8%) (Cost $144,662)		118,819

Managed Payout Distribution Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (0.2%)
Other Assets	431
Liabilities	(223)
208
Net Assets (100%)
Applicable to 8,533,650 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	119,027
Net Asset Value Per Share	$13.95

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	149,395
Overdistributed Net Investment Income	(3,042)
Accumulated Net Realized Losses	(1,483)
Unrealized Appreciation (Depreciation)
Investment Securities	(25,843)
Swap Contracts	—
Net Assets	119,027

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2

The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.9% and (0.1%), respectively, of net assets.

3

The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Income Distributions Received	996
Interest	9
Net Investment Income—Note B	1,005
Realized Net Gain (Loss)
Capital Gain Distributions Received	39
Investment Securities Sold	319
Swap Contracts	305
Realized Net Gain (Loss)	663
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,284
Net Increase (Decrease) in Net Assets Resulting from Operations	5,952

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

	Six Months Ended	April 21, 2008[1] to
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,005	2,383
Realized Net Gain (Loss)	663	(4,304)
Change in Unrealized Appreciation (Depreciation)	4,284	(30,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,952	(32,048)
Distributions
Net Investment Income	(4,352)	—
Realized Capital Gain	—	—
Return of Capital	—	(5,271)
Total Distributions	(4,352)	(5,271)
Capital Share Transactions
Issued	38,465	175,356
Issued in Lieu of Cash Distributions	1,458	1,869
Redeemed	(11,669)	(50,733)
Net Increase (Decrease) from Capital Share Transactions	28,254	126,492
Total Increase (Decrease)	29,854	89,173
Net Assets
Beginning of Period	89,173	—
End of Period[2]	119,027	89,173

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,042,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Financial Highlights

	Six Months	April 21,
	Ended	2008[1] to
For a Share Outstanding	June 30,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.84	$20.00
Investment Operations
Net Investment Income	.198	.448[2]
Capital Gain Distributions Received	.004	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	.498	(5.758)
Total from Investment Operations	.700	(5.226)
Distributions
Dividends from Net Investment Income	(.590)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	—	(.934)
Total Distributions	(.590)	(.934)
Net Asset Value, End of Period	$13.95	$13.84

Total Return	5.41%	–26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119	$89
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.47%[4]	4.01%[4]
Portfolio Turnover Rate	33%[4,5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The annualized acquired fund fees and expenses were 0.52%.

4 Annualized.

5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended December 31, 2008, and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0983. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

Managed Payout Distribution Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	113,133	—	—
Temporary Cash Investments	4,186	1,500	—
Total	117,319	1,500	—

D. At June 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	7/31/09	ML	5,847	0.595%	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Distribution Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $305,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $1,739,000 to offset future net capital gains of $961,000 through December 31, 2016, and $778,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $144,662,000. Net unrealized depreciation of investment securities for tax purposes was $25,843,000, consisting of unrealized gains of $1,824,000 on securities that had risen in value since their purchase and $27,667,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $47,753,000 of investment securities and sold $24,260,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	April 21, 2008[1] to
	June 30, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	2,888	9,397
Issued in Lieu of Cash Distributions	111	117
Redeemed	(907)	(3,073)
Net Increase (Decrease) in Shares Outstanding	2,092	6,441
1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund listed.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,055.59	$2.91
Managed Payout Growth and Distribution Fund	1,000.00	1,053.03	2.75
Managed Payout Distribution Focus Fund	1,000.00	1,054.09	2.65
Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,021.97	$2.86
Managed Payout Growth and Distribution Fund	1,000.00	1,022.12	2.71
Managed Payout Distribution Focus Fund	1,000.00	1,022.22	2.61

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order listed from top to bottom above): 0.57%, 0.54%, and 0.52%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund, and Vanguard Managed Payout Distribution Focus Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group–serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the funds’ since their inception in 2008 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the funds’ performance since inception in 2008 against the relevant benchmarks and concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios (or acquired fund fees and expenses) were well below the average expense ratio charged by similar funds. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Managed Payout Funds invest has advisory expenses well below its relevant peer-group average. Information about the Managed Payout Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with each of the Managed Payout Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and	SPX Corporation (multi-industry manufacturing), the
Director/Trustee of The Vanguard Group, Inc.,	United Way of Rochester, the Boy Scouts of America,
and of each of the investment companies served by	Amerigroup Corporation (direct health and medical
The Vanguard Group; Chief Executive Officer	insurance carriers), and Monroe Community College
and President of The Vanguard Group and of each	Foundation.
of the investment companies served by The
Vanguard Group (1996–2008); Chairman of the
Financial Accounting Foundation; Governor of the	Rajiv L. Gupta
Financial Industry Regulatory Authority (FINRA); Director	Born 1945. Trustee Since December 2001.[2] Principal
of United Way of Southeastern Pennsylvania.	Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); President of Rohm and Haas Co.
F. William McNabb III[1]	(2006–2008); Board Member of American Chemistry
Born 1957. Trustee Since July 2009. Principal	Council; Director of Tyco International, Ltd. (diversified
Occupation(s) During the Past Five Years: Director of	manufacturing and services) and Hewlett-Packard Co.
The Vanguard Group, Inc., since 2008; Chief Executive	(electronic computer manufacturing); Trustee of The
Officer and President of The Vanguard Group and of	Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Independent Trustees	Distinguished Professor of Political Science in the
School of Arts and Sciences with Secondary
Charles D. Ellis	Appointments at the Annenberg School for
Born 1937. Trustee Since January 2001. Principal	Communication and the Graduate School of Education
Occupation(s) During the Past Five Years: Applecore	of the University of Pennsylvania; Director of Carnegie
Partners (pro bono ventures in education); Senior	Corporation of New York, Schuylkill River
Advisor to Greenwich Associates (international	Development Corporation, and Greater Philadelphia
business strategy consulting); Successor Trustee	Chamber of Commerce; Trustee of the National
of Yale University; Overseer of the Stern School of	Constitution Center.
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of	Vanguard Senior Management Team
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper
Inc. or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy
Institutional Investor Services > 800-523-1036	voting guidelines by visiting our website,
www.vanguard.com, and searching for
Text Telephone for People	“proxy voting guidelines,” or by calling Vanguard
With Hearing Impairment > 800-952-3335	at 800-662-2739. The guidelines are also available
from the SEC’s website, www.sec.gov.
This material may be used in conjunction	In addition, you may obtain a free report on how
with the offering of shares of any Vanguard	your fund voted the proxies for securities it owned
fund only if preceded or accompanied by	during the 12 months ended June 30. To get the
the fund’s current prospectus.	report, visit either www.vanguard.com or
www.sec.gov.

“FTSE®” is a trademark jointly owned by the London	You can review and copy information about your
Stock Exchange plc and The Financial Times Limited	fund at the SEC’s Public Reference Room in
and is used by FTSE International Limited under	Washington, D.C. To find out more about this
license. “All-World” is a trademark of FTSE	public service, call the SEC at 202-551-8090.
International Limited. The FTSE All-World ex	Information about your fund is also
US Index is calculated by FTSE International Limited.	available on the SEC’s website, and you can
FTSE International Limited does not sponsor,	receive copies of this information, for a fee, by
endorse, or promote the fund; is not in any way	sending a request in either of two ways: via e-mail
connected to it; and does not accept any liability	addressed to publicinfo@sec.gov or via
in relation to its issue, operation, and trading.	publicinfo@sec.gov or via regular mail addressed
to the Public Reference Section, Securities and
The funds or securities referred to herein are not	Exchange Commission, Washington,
sponsored, endorsed, or promoted by MSCI, and	DC 20549-0102.
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.
© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.